   As filed with the Securities and Exchange Commission on November 8, 1995

                                              1933 Act Registration No. 33-66240
                                              1940 Act Registration No. 811-7892

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ---


    Pre-Effective Amendment No.                                            ---
                                ---                                         X
    Post-Effective Amendment No. 4                                         ---
                                ---


                                    and/or


REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
                                                                           ---
    Amendment No. 5                                                         X
                 ---                                                       ---


                       (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS CO.
           ----------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             11 Greenway Plaza, Suite 1919, Houston, TX  77046-1173
          -----------------------------------------------------------
          (Address of Principal Executive Offices)       (Zip Code)

       Registrant's Telephone Number, including Area Code (713) 626-1919

                              Charles T. Bauer
             11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173
         -----------------------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copy to:


  P. Michelle Grace, Esquire                      Martha J. Hayes, Esquire
     A I M  Advisors, Inc.                   Ballard Spahr Andrews & Ingersoll
11 Greenway Plaza, Suite 1919                 1735 Market Street, 51st Floor
  Houston, Texas 77046-1173               Philadelphia, Pennsylvania 19103-7599


Approximate Date of Proposed Public            As soon as practicable after
Offering:                                  the effective date of this Amendment


It is proposed that this filing will become effective (check the appropriate box)

--- immediately upon filing pursuant to paragraph (b)

--- on (date) pursuant to paragraph (b)

--- 60 days after filing pursuant to paragraph (a)(1)

 x
--- on December 12, 1995 pursuant to paragraph (a)(1)

--- 75 days after filing pursuant to paragraph (a)(2)

--- on (date) pursuant to paragraph (a)(2) of rule 485

                           (continued on next page)

If appropriate, check the following box:

--- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant continues its election to register an indefinite number of its shares of Common Stock pursuant to Rule 24f-2 under the Investment Company Act of 1940 and accordingly, filed its Rule 24f-2 Notice for the fiscal year ended August 31, 1995, on October 26, 1995.

                          SHORT-TERM INVESTMENTS CO.

                      Registration Statement on Form N-1A

                             CROSS REFERENCE SHEET

                           (as required by Rule 495)


        Note: The Registrant currently offers two portfolios of investments: the Prime Portfolio and the Liquid Assets Portfolio. The Prime Portfolio is composed of five classes of shares, four of which are offered pursuant to separate Prospectuses and Statements of Additional Information: the Personal Investment Class, the Private Investment Class, the Cash Management Class and the Resource Class; and one of which, the Institutional Class, is offered pursuant to a combined Prospectus and Statement of Additional Information. The Liquid Assets Portfolio consists of three classes of shares which are offered pursuant to separate Prospectuses and Statements of Additional Information: the Institutional Class, the Private Investment Class and the Cash Management Class.


1. PRIME PORTFOLIO - INSTITUTIONAL CLASS

Part A - Prospectus

Item No.                                       Prospectus Location
--------                                       -------------------
 1.  Cover Page............................    Cover Page

 2.  Synopsis..............................    Summary; Table of Fees and
                                               Expenses

 3.  Condensed Financial Information.......    Financial Highlights

 4.  General Description of Registrant.....    Cover Page; General Information;
                                               Investment Program

 5.  Management of the Fund................    Management of the Fund; General
                                               Information

 6.  Capital Stock and Other Securities....    General Information; Dividends;
                                               Taxes

 7.  Purchase of Securities Being Offered..    Purchase of Shares; Net Asset
                                               Value

 8.  Redemption or Repurchase..............    Redemption of Shares

 9.  Legal Proceedings.....................    Not Applicable

Part B - Statement of Additional Information

                                               Statement of Additional
Item No.                                       Information Location
--------                                       --------------------
10.  Cover Page............................    Cover Page

11.  Table of Contents.....................    Table of Contents

12.  General Information and History.......    General Information About
                                               the Fund


13.  Investment Objectives and Policies....    Investment Program and
                                               Restrictions

14.  Management of the Fund................    General Information About the
                                               Fund - Directors and Officers

15.  Control Persons and Principal Holders
     of Securities.........................    General Information About the
                                               Fund - Principal Holders of
                                               Securities

16.  Investment Advisory and Other
     Services..............................    General Information About the
                                               Fund - Investment Advisor

17.  Brokerage Allocation..................    Portfolio Transactions

18.  Capital Stock and Other Securities....    General Information About the
                                               Fund

19.  Purchase, Redemption and Pricing of
     Securities Being Offered..............    Purchases and Redemptions

20.  Tax Status............................    Tax Matters; See Part A - Taxes

21.  Underwriters..........................    Purchases and Redemptions;
                                               Distribution Agreement

22.  Calculation of Performance Data.......    Performance Information

23.  Financial Statements..................    Financial Statements

II. PRIME PORTFOLIO-PERSONAL INVESTMENT CLASS

Part A - Prospectus


Item No.                                       Prospectus Location
--------                                       -------------------

 1.  Cover Page............................    Cover Page

 2.  Synopsis..............................    Summary; Table of Fees and
                                               Expenses

 3.  Condensed Financial Information.......    Financial Highlights

 4.  General Description of Registrant.....    Cover Page; General Information;
                                               Investment Program

 5.  Management of the Fund................    Management of the Fund; General
                                               Information

 6.  Capital Stock and Other Securities....    General Information; Dividends;
                                               Taxes

 7.  Purchase of Securities Being Offered..    Purchase of Shares; Net Asset
                                               Value

 8.  Redemption or Repurchase..............    Redemption of Shares

 9.  Legal Proceedings.....................    Not Applicable

Part B - Statement of Additional Information

                                               Statement of Additional
Item No.                                       Information Location
--------                                       -----------------------

10.  Cover Page............................    Cover Page

11.  Table of Contents.....................    Table of Contents

12.  General Information and History.......    General Information
                                               About the Fund

13.  Investment Objectives and Policies....    Investment Program and
                                               Restrictions

14.  Management of the Fund................    General Information About the
                                               Fund - Directors and Officers

15.  Control Persons and Principal Holders
     of Securities.........................    General Information About the
                                               Fund - Principal Holders of
                                               Securities

16.  Investment Advisory and Other
     Services..............................    General Information About the
                                               Fund - Investment Advisor

17.  Brokerage Allocation..................    Portfolio Transactions

18.  Capital Stock and Other Securities....    General Information About the
                                               Fund

19.  Purchase, Redemption and Pricing of
     Securities Being Offered..............    Purchases and Redemptions

20.  Tax Status............................    Tax Matters; See Part A - Taxes

21.  Underwriters..........................    Purchases and Redemptions;
                                               Distribution Agreement

22.  Calculation of Performance Data.......    Performance Information

23.  Financial Statements..................    Financial Statements

III. PRIME PORTFOLIO - PRIVATE INVESTMENT CLASS

Part A - Prospectus


Item No.                                       Prospectus Location
--------                                       -------------------

 1.  Cover Page............................    Cover Page

 2   Synopsis..............................    Summary; Table of Fees and
                                               Expenses

 3.  Condensed Financial Information.......    Financial Highlights


 4.  General Description of Registrant.....    Cover Page; General Information;
                                               Investment Program

 5.  Management of the Fund................    Management of the Fund; General
                                               Information

 6.  Capital Stock and Other Securities....    General Information; Dividends;
                                               Taxes

 7.  Purchase of Securities Being Offered..    Purchase of Shares; Net Asset
                                               Value

 8.  Redemption or Repurchase .............    Redemption of Shares

 9.  Legal Proceedings.....................    Not Applicable

Part B - Statement of Additional Information

                                               Statement of Additional
Item No.                                       Information Location
--------                                       --------------------
10.  Cover Page............................    Cover Page

11.  Table of Contents.....................    Table of Contents

12.  General Information and History.......    General Information
                                               About the Fund

13.  Investment Objectives and Policies....    Investment Program and
                                               Restrictions

14.  Management of the Fund................    General Information About the
                                               Fund - Directors and Officers

15.  Control Persons and Principal Holders
     of Securities.........................    General Information About the
                                               Fund - Principal Holders of
                                               Securities

16.  Investment Advisory and Other
     Services..............................    General Information About the
                                               Fund - Investment Advisor

17.  Brokerage Allocation..................    Portfolio Transactions

18.  Capital Stock and Other Securities....    General Information About the
                                               Fund

19.  Purchase, Redemption and Pricing of
     Securities Being Offered..............    Purchases and Redemptions

20.  Tax Status............................    Tax Matters; See Part A - Taxes

21.  Underwriters..........................    Purchases and Redemptions;
                                               Distribution Agreement

22.  Calculation of Performance Data.......    Performance Information

23.  Financial Statements..................    Financial Statements

IV. PRIME PORTFOLIO - CASH MANAGEMENT CLASS

Part A - Prospectus


Item No.                                       Prospectus Location
--------                                       -------------------

 1.  Cover Page............................    Cover Page

 2.  Synopsis..............................    Summary; Table of Fees and
                                               Expenses

 3.  Condensed Financial Information.......    Financial Highlights

 4.  General Description of Registrant.....    Cover Page; General Information;
                                               Investment Program

 5.  Management of the Fund................    Management of the Fund; General
                                               Information

 6.  Capital Stock and Other Securities....    General Information; Dividends;
                                               Taxes

 7.  Purchase of Securities Being Offered..    Purchase of Shares; Net Asset
                                               Value

 8.  Redemption or Repurchase .............    Redemption of Shares

 9.  Legal Proceedings.....................    Not Applicable

Part B - Statement of Additional Information

                                               Statement of Additional
Item No.                                       Information Location
--------                                       --------------------

10.  Cover Page............................    Cover Page

11.  Table of Contents.....................    Table of Contents

12.  General Information and History.......    General Information
                                               About the Fund

13.  Investment Objectives and Policies....    Investment Program and
                                               Restrictions

14.  Management of the Fund................    General Information About the
                                               Fund - Directors and Officers

15.  Control Persons and Principal Holders
     of Securities.........................    General Information About the
                                               Fund - Principal Holders of
                                               Securities

16.  Investment Advisory and Other
     Services..............................    General Information About the
                                               Fund - Investment Advisor

17.  Brokerage Allocation..................    Portfolio Transactions

18.  Capital Stock and Other Securities....    General Information About the
                                               Fund


19.  Purchase, Redemption and Pricing of
     Securities Being Offered..............    Purchases and Redemptions

20.  Tax Status............................    Tax Matters; See Part A - Taxes

21.  Underwriters..........................    Purchases and Redemptions;
                                               Distribution Agreement

22.  Calculation of Performance Data.......    Performance Information

23.  Financial Statements..................    Financial Statements


V. PRIME PORTFOLIO - RESOURCE CLASS


Part A - Prospectus


Item No.                                       Prospectus Location
--------                                       -------------------

 1.  Cover Page............................    Cover Page

 2.  Synopsis..............................    Summary; Table of Fees and
                                               Expenses

 3.  Condensed Financial Information.......    Financial Highlights

 4.  General Description of Registrant.....    Cover Page; General Information;
                                               Investment Program

 5.  Management of the Fund................    Management of the Fund; General
                                               Information

 6.  Capital Stock and Other Securities....    General Information; Dividends;
                                               Taxes

 7.  Purchase of Securities Being Offered..    Purchase of Shares; Net Asset
                                               Value

 8.  Redemption or Repurchase..............    Redemption of Shares

 9.  Legal Proceedings.....................    Not Applicable


Part B - Statement of Additional Information

Item No.                                       Prospectus Location
--------                                       -------------------

10.  Cover Page............................    Cover Page

11.  Table of Contents.....................    Table of Contents

12.  General Information and History.......    General Information
                                               About the Fund

13.  Investment Objectives and Policies....    Investment Program and
                                               Restrictions

14.  Management of the Fund................    General Information About the
                                               Fund - Directors and Officers


15.  Control Persons and Principal Holders
     of Securities.........................    General Information About the
                                               Fund - Principal Holders of
                                               Securities

16.  Investment Advisory and Other
     Services..............................    General Information About the
                                               Fund - Investment Advisor

17.  Brokerage Allocation..................    Portfolio Transactions

18.  Capital Stock and Other Securities....    General Information About the
                                               Fund

19.  Purchase, Redemption and Pricing of
     Securities Being Offered..............    Purchases and Redemptions

20.  Tax Status............................    Tax Matters; See Part A - Taxes

21.  Underwriters..........................    Purchases and Redemptions;
                                               Distribution Agreement

22.  Calculation of Performance Data.......    Performance Information

23.  Financial Statements..................    Not Applicable

VI. LIQUID ASSETS PORTFOLIO - INSTITUTIONAL CLASS

Part A - Prospectus


Item No.                                       Prospectus Location
--------                                       -------------------

 1.  Cover Page............................    Cover Page

 2   Synopsis..............................    Summary; Table of Fees and
                                               Expenses

 3.  Condensed Financial Information.......    Financial Highlights

 4.  General Description of Registrant.....    Cover Page; General Information;
                                               Investment Program

 5.  Management of the Fund................    Management of the Fund; General
                                               Information

 6.  Capital Stock and Other Securities....    General Information; Dividends;
                                               Taxes

 7.  Purchase of Securities Being Offered..    Purchase of Shares; Net Asset
                                               Value

 8.  Redemption or Repurchase..............    Redemption of Shares

 9.  Legal Proceedings.....................    Not Applicable

Part B - Statement of Additional Information

                                               Statement of Additional
Item No.                                       Information Location
--------                                       -----------------------

10.  Cover Page............................    Cover Page

11.  Table of Contents.....................    Table of Contents

12.  General Information and History.......    General Information about the
                                               Fund

13.  Investment Objectives and Policies....    Investment Program and
                                               Restrictions

14.  Management of the Fund................    General Information About the
                                               Fund -- Directors and Officers

15.  Control Persons and Principal Holders
     Securities............................    General Information About the
                                               Fund -- Principal Holders of
                                               Securities

16.  Investment Advisory and
     Other Services........................    General Information About the
                                               Fund -- Investment Advisor

17.  Brokerage Allocation..................    Portfolio Transactions

18.  Capital Stock and Other Securities....    General Information About the
                                               Fund

19.  Purchase, Redemption and Pricing of
     Securities Being Offered..............    Purchases and Redemptions

20.  Tax Status............................    Tax Matters

21.  Underwriters..........................    Purchases and Redemptions;
                                               Distribution Agreement

22.  Calculation of Performance Data.......    Performance Information

23.  Financial Statements..................    Financial Statements

VII. LIQUID ASSETS PORTFOLIO - PRIVATE INVESTMENT CLASS

Part A - Prospectus

Item No.                                       Prospectus Location
--------                                       -------------------

 1.  Cover Page............................    Cover Page

 2.  Synopsis..............................    Summary; Table of Fees
                                               and Expenses

 3.  Condensed Financial Information.......    Not Applicable

 4.  General Description of Registrant.....    Cover Page; General Information;
                                               Investment Program


 5.  Management of the Fund................    Management of the Fund;
                                               General Information

 6.  Capital Stock and Other Securities....    General Information; Dividends;
                                               Taxes

 7.  Purchase of Securities Being Offered..    Purchase of Shares; Net Asset
                                               Value

 8.  Redemption or Repurchase..............    Redemption of Shares

 9.  Legal Proceedings.....................    Not Applicable

Part B -- Statement of Additional Information

                                               Statement of Additional
Item No.                                       Information Location
--------                                       -----------------------

10.  Cover Page............................    Cover Page

11.  Table of Contents.....................    Table of Contents

12.  General Information and History.......    General Information About the
                                               Fund

13.  Investment Objectives and Policies....    Investment Program and
                                               Restrictions

14.  Management of the Fund................    General Information About the
                                               Fund -- Directors and Officers

15.  Control Persons and Principal Holders
     of Securities.........................    General Information About the
                                               Fund -- Principal Holders of
                                               Securities

16.  Investment Advisory and
     Other Services........................    General Information About the
                                               Fund -- Investment Advisor

17.  Brokerage Allocation..................    Portfolio Transactions

18.  Capital Stock and Other Securities....    General Information About the
                                               Fund

19.  Purchase, Redemption and Pricing of
     Securities Being Offered..............    Purchases and Redemptions

20.  Tax Status............................    Tax Matters

21.  Underwriters..........................    Purchases and Redemptions;
                                               Distribution Agreement

22.  Calculation of Performance Data.......    Performance Information

23.  Financial Statements..................    Not Applicable

VIII. LIQUID ASSETS PORTFOLIO -- CASH MANAGEMENT CLASS

Part A -- Prospectus

Item No.                                       Prospectus Location
--------                                       -------------------

 1.  Cover Page............................    Cover Page

 2.  Synopsis..............................    Summary; Table of Fees
                                               and Expenses

 3.  Condensed Financial Information.......    Not Applicable

 4.  General Description of Registrant.....    Cover Page; General Information;
                                               Investment Program

 5.  Management of the Fund................    Management of the Fund; General
                                               Information

 6.  Capital Stock and Other Securities....    General Information; Dividends;
                                               Taxes

 7.  Purchase of Securities Being Offered..    Purchase of Shares; Net Asset
                                               Value

 8.  Redemption or Repurchase..............    Redemption of Shares

 9.  Legal Proceedings.....................    Not Applicable

Part B - Statement of Additional Information

                                               Statement of Additional
Item No.                                       Information Location
--------                                       -----------------------

10.  Cover Page............................    Cover Page

11.  Table of Contents.....................    Table of Contents

12.  General Information and History.......    General Information About the
                                               Fund

13.  Investment Objectives and Policies....    Investment Program and
                                               Restrictions

14.  Management of the Fund................    General Information About the
                                               Fund -- Directors and Officers

15.  Control Persons and Principal Holders
     of Securities.........................    General Information About the
                                               Fund -- Principal Holders of
                                               Securities

16.  Investment Advisory and
     Other Services........................    General Information About the
                                               Fund -- Investment Advisor

17.  Brokerage Allocation..................    Portfolio Transactions

18.  Capital Stock and Other Securities....    General Information About the
                                               Fund

19.  Purchase, Redemption and Pricing of
     Securities Being Offered..............    Purchases and Redemptions

20.  Tax Status............................    Tax Matters

21.  Underwriters..........................    Purchases and Redemptions;
                                               Distribution Agreement

22.  Calculation of Performance Data.......    Performance Information

23.  Financial Statements..................    Not Applicable

IX.  All Classes of Registrant

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.



SHORT-TERM
INVESTMENTS CO.

                           Prospectus
------------------------------------------------------------------------------------------------------------------------------------

PRIME
PORTFOLIO                    The Prime Portfolio (the "Portfolio") is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the
INSTITUTIONAL              maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money
CLASS                      market instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or
DECEMBER 12, 1995          less.

                             The Portfolio is a series portfolio of Short-Term Investments Co. (the "Fund"), an open-end diversified series management investment company. This Prospectus relates solely to the Institutional Class of the
                           Portfolio, a class of shares designed to be a convenient vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity can invest in a diversified money market fund.

                             The Fund also offers shares of other classes of the Portfolio pursuant to separate prospectuses: the
                           Cash Management Class, the Private Investment Class, the Personal Investment Class and the Resource
                           Class, as well as shares of classes of another portfolio of the Fund, the Liquid Assets Portfolio.

                             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                           STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                           COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                           A CRIMINAL OFFENSE.

                             THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING
                           IN SHARES OF THE INSTITUTIONAL CLASS OF THE PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE
                           REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 12, 1995, HAS BEEN FILED WITH THE UNITED
                           STATES SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY REFERENCE. A COPY OF THE
                           STATEMENT OF ADDITIONAL INFORMATION IS ATTACHED HERETO AS AN APPENDIX TO THIS PROSPECTUS.

                             THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND
                           THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL
                           DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE
                           THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE
[LOGO APPEARS HERE]        PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
Fund Management Company



11 Greenway Plaza
Suite 1919
Houston, TX 77046-1173
(800) 659-1005


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. Pursuant to this Prospectus, the Fund offers shares of the Institutional Class (the "Class") of the Portfolio at net asset value. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Liquid Assets Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as the "Portfolios."

  All classes of the Portfolio share a common investment objective and portfolio of investments. Shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity can invest short-term cash reserves in a diversified, open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value without a sales charge. The minimum initial investment in the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Fund uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under an Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund -- Investment Advisor" and "-- Administrator."

DISTRIBUTOR

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. FMC does not receive any fee from the Fund with respect to the shares of the Class. See "Management of the Fund--Distributor."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of London branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES -- INSTITUTIONAL CLASS
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)................................................................. None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)........................................................ None
 Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable).................................... None
 Redemption Fees (as a percentage of amount redeemed, if applicable)..... None
 Exchange Fee............................................................ None

ANNUAL PORTFOLIO OPERATING EXPENSES -- INSTITUTIONAL CLASS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Management Fees.........................................................  .06%
 12b-1 Fees.............................................................. None
 Other Expenses..........................................................  .03%
                                                                          ----
 Total Portfolio Operating Expenses -- Institutional Class...............  .09%
                                                                          ====

EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.


      1 year...........................................................  $1
      3 years..........................................................  $3
      5 years..........................................................  $5
      10 years......................................................... $12

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The fees and expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1995. To the extent any service providers assume expenses of the Class, such assumption will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Institutional Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively, "data") for each of the years in the ten-year period ended August 31, 1995. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                        1995           1994        1993        1992        1991        1990        1989        1988
                     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value,
 beginning of
 period..........    $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
Income from
 investment
 operations:
 Net investment
  income.........          0.06           0.04        0.03        0.04        0.07        0.08        0.09        0.07
                     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Total from
  investment
  operations.....          0.06           0.04        0.03        0.04        0.07        0.08        0.09        0.07
Less
 distributions:
 Dividends from
 net investment
 income..........         (0.06)         (0.04)      (0.03)      (0.04)      (0.07)      (0.08)      (0.09)      (0.07)
                     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value,
 end of period ..    $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Total return.....          5.80%          3.64%       3.20%       4.44%       7.11%       8.72%       9.42%       7.34%
                     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratios/supplemental
 data
 Net assets, end
 of period (000s
 omitted)........    $3,752,693     $4,080,753  $4,349,945  $3,993,340  $6,108,991  $6,475,123  $7,003,546  $5,841,901
                     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratio of expenses
 to average net
 assets..........          0.09%(a)       0.08%       0.07%       0.08%       0.07%       0.07%       0.08%       0.09%
                     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratio of net
 investment
 income to
 average net
 assets..........          5.64%(a)       3.58%       3.15%       4.43%       6.89%       8.39%       9.07%       7.11%
                     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
                        1987        1986
                     ----------- -----------
Net asset value,
 beginning of
 period..........    $     1.00  $     1.00
Income from
 investment
 operations:
 Net investment
  income.........          0.06        0.07
                     ----------  ----------
 Total from
  investment
  operations.....          0.06        0.07
Less
 distributions:
 Dividends from
 net investment
 income..........         (0.06)      (0.07)
                     ----------  ----------
Net asset value,
 end of period ..    $     1.00  $     1.00
                     ==========  ==========
Total return.....          6.39%       7.62%
                     ==========  ==========
Ratios/supplemental
 data
 Net assets, end
 of period (000s
 omitted)........    $4,822,758  $4,237,113
                     ==========  ==========
Ratio of expenses
 to average net
 assets..........          0.08%       0.08%
                     ==========  ==========
Ratio of net
 investment
 income to
 average net
 assets..........          6.22%       7.36%
                     ==========  ==========

------
(a) Ratios are based on average daily net assets of $4,072,096,206.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by institutions, particularly banks, as a convenient and economical vehicle in which to invest short-term cash reserves in an open-end diversified money market fund. Shares of the Class may not be purchased directly by individuals, although institutions may purchase shares of the Class for accounts maintained by individuals. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  An investment in the Class may relieve the institution of many of the investment and administrative burdens encountered when investing in money market instruments directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell securities; valuation of portfolio securities; selection and scheduling of maturities of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own sub-accounting. To assist these institutions, information concerning the dividends declared by the Portfolio on any particular day will normally be available by 5:00 p.m. Eastern Time on that day.

  Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class. However, these expenses are expected to be relatively small due primarily to the following factors: the Class will have a small number of shareholders who do not need many of the services provided by other money market investment companies, thereby resulting in lower transfer agent fees and cost for printing reports and proxy statements; sales of the shares of the Class to institutions acting for themselves or in a fiduciary capacity are exempt from the registration requirements of most state securities laws, thereby resulting in reduced state registration fees; and the relatively low investment advisory fee paid to AIM.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 60 days or less from the date of purchase (except for securities subject to repurchase agreements which may have longer maturities), and normally does not maintain a dollar-weighted average maturity of its portfolio securities in excess of 40 days.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of government, bank and commercial obligations that may be available in the money markets. Such obligations include U.S. Treasury obligations, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

 Money Market Obligations

  The following list of descriptions illustrates the types of Money Market Obligations in which the Portfolio intends to invest. The list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below.

  GOVERNMENT OBLIGATIONS. The Portfolio intends to invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Student Loan Marketing Association). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future, and it is not obligated to do so by law.

  BANK INSTRUMENTS. The Portfolio intends to invest in certificates of deposit ("CDs"), time deposits and bankers' acceptances of domestic commercial banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements and CDs of other domestic banks that are fully insured as to principal by the Federal Deposit Insurance Corporation. CDs represent short-term interest-bearing deposits of commercial banks against which negotiable certificates bearing stated rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks which arise primarily from international commercial transactions.

  The Portfolio intends to invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of London branches of domestic banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will not make any time or savings deposit if, immediately after making such deposit, over 5% of the Portfolio's total assets would be invested in time and savings deposits.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are unsecured demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities. For additional information, see the Statement of Additional Information.

 Investment Practices

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. The Portfolio may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by the Portfolio to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio and may enter into delayed delivery agreements to assure that the Portfolio will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  If the Portfolio enters into a delayed delivery agreement or purchases a when-issued security, the Portfolio will direct its custodian bank to segregate cash or other high grade securities (including Money Market Obligations) in an amount equal to its delayed delivery agreement obligations or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Portfolio's delayed delivery agreement obligations and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Portfolio's exposure to market fluctuation, or may increase the possibility that the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolio will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's net assets would become so committed.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the credit worthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of sixty days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time; or

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions of the Portfolio set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio. The investment policies described above under the heading "Investment Policies" may be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The United States Securities and Exchange Commission (the "SEC") has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Banks will be required to certify to the Fund that they comply with applicable state laws regarding registration as broker-dealers, or that they are exempt from such registration.

  Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for the shares of the Class purchased is received by The Bank of New York, the Fund's custodian bank, in the form described below and notice of such order is provided to the Fund's transfer agent or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending institution. An order must specify that it is for the purchase of "Shares of the Institutional Class of the Prime Portfolio," otherwise any funds received will be returned to the sending institution.

  The minimum initial investment in the Class is $1,000,000. Institutions may be requested to maintain separate master accounts in the shares of the Class held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (b) for accounts for which the institution acts in some other capacity. An institution's master account(s) and sub-accounts with the Portfolio may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Portfolio nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to A I M Institutional Fund Services, Inc. ("Transfer Agent" or "AIFS"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Account Applications may be obtained from AIFS. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made by calling the Fund.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon the Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class's pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any, transfer agent fees or registration fees that may be unique to the Class. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per-share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the institution to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent, to the extent possible, the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each portfolio of the Fund must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local or foreign taxes.

  The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on November 1, 1995 which are subject to change by legislation or administrative action.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 659-1005. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.76% and 5.93%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern time.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

  Each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Directors. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), a holding company engaged in the financial services business. Information concerning the Board of Directors may be found in the Statement of Additional Information.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed, advised or administered by AIM and its affiliates were approximately $39.3 billion. AIM is a wholly-owned subsidiary of AIM Management.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1995, AIM received fees pursuant to the Advisory Agreement with respect to the Portfolio which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.09% of the Class's average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

  In addition, AIM and AIFS entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $95,254 with respect to the Portfolio for the period August 31, 1994 through June 30, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995 AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $48,210.

FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Fund either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

EXPENSES

  Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of both Portfolios of the Fund. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Fund are divided into eight classes. Five classes, including the Class, represent interests in the Portfolio, and three classes represent interests in the Liquid Assets Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Fund.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 659-1005.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC and is attached as an Appendix to this Prospectus. Additional copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                    APPENDIX

                                      STATEMENT OF
                                      ADDITIONAL INFORMATION

                           SHORT-TERM INVESTMENTS CO.

                                PRIME PORTFOLIO
                             (INSTITUTIONAL CLASS)

                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                 ------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
              IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
                 THAT PRECEDES THIS APPENDIX, ADDITIONAL COPIES
                      OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                                 ------------

        STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 12, 1995

            RELATING TO THE PROSPECTUS DATED DECEMBER 12, 1995

                               TABLE OF CONTENTS

                                                                       PAGE
                                                                       ----
      Introduction.................................................... A-3

      General Information about the Fund.............................. A-3
        The Fund and Its Shares....................................... A-3
        Directors and Officers........................................ A-4
        Remuneration of Directors..................................... A-7
        AIM Funds Retirement Plan for Eligible Directors/Trustees..... A-8
        Deferred Compensation Agreements.............................. A-8
        Investment Advisor............................................ A-8
        Administrator................................................. A-10
        Expenses...................................................... A-10
        Transfer Agent and Custodian.................................. A-11
        Reports....................................................... A-11
        Principal Holders of Securities............................... A-12

      Purchases and Redemptions....................................... A-14
        Net Asset Value Determination................................. A-14
        Distribution Agreement........................................ A-14
        Performance Information....................................... A-15
        Suspension of Redemption Rights............................... A-16

      Investment Program and Restrictions............................. A-16
        Investment Program............................................ A-16
        Eligible Securities........................................... A-16
        Commercial Paper Ratings...................................... A-17
        Bond Ratings.................................................. A-18
        Investment Restrictions....................................... A-19

      Portfolio Transactions.......................................... A-20

      Tax Matters..................................................... A-21
        Qualification as a Regulated Investment Company............... A-21
        Excise Tax On Regulated Investment Companies.................. A-22
        Portfolio Distributions....................................... A-23
        Effect of Future Legislation; Local Tax Considerations........ A-23

      Financial Statements............................................ A-24

                                  INTRODUCTION

  The Prime Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Prospectus dated December 12, 1995 (the "Prospectus") that precedes this Statement of Additional Information. Additional copies of the Prospectus and Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Institutional Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; thus, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

  The Fund is an open-end, diversified series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."

  The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Liquid Assets Portfolio (together, the "Portfolios"). The Portfolio consists of the following five classes of shares:
Resource Class, Cash Management Class, Private Investment Class, Personal Investment Class and the Institutional Class. The Liquid Assets Portfolio consists of three classes of shares. Each class of shares has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the associated Prospectus relate solely to the Institutional Class (the "Class") of the Portfolio. Shares of the other classes of the Portfolio and the classes of the Liquid Assets Portfolio are offered pursuant to separate prospectuses and statements of additional information.

  As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

  Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of directors can elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

  The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940 (the "1940 Act").

  The Charter of the Fund authorizes the issuance of 40 billion shares with a par value of $.001 each, of which 16 billion shares represent an interest in the Liquid Assets Portfolio (or class thereof) and 22 billion shares represent an interest in the Portfolio (or class thereof). A share of a Portfolio (or class) represents an equal proportionate interest in such Portfolio (or class) with each other share of that Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that Portfolio (or class). Additional information concerning the rights of share ownership is set forth in the Prospectus.

  The assets received by the Fund for the issue or sale of shares of each of the Portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each of the Portfolios are segregated and are charged with the expenses with respect to that Portfolio and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of each of the Portfolios, certain expenses may be legally chargeable against the assets of the entire Fund.

  The Charter provides that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Fund shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Fund shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Fund to the fullest extent permitted by the Maryland General Corporation Law.

  As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by ten or more shareholders who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

  The directors and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

  *CHARLES T. BAUER, Director and Chairman (76)

    Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M
  Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Venture Co.
------
* A director who is an "interested person" of A I M Advisors, Inc. and the Fund as defined in the 1940 Act.

  BRUCE L. CROCKETT, Director (51)
  COMSAT Corporation
  6560 Rock Spring Drive
  Bethesda, MD 20817

    Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division; COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

  OWEN DALY II, Director (71)
  Six Blythewood Road
  Baltimore, MD 21210

    Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable Bancorporation.

 **CARL FRISCHLING, Director (58)
  919 Third Avenue
  New York, NY 10022

    Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).

  *ROBERT H. GRAHAM, Director and President (49)

    Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.

  JOHN F. KROEGER, Director (71)

  24875 Swan Road -- Martingham

  Box 464
  St. Michaels, MD 21663

    Trustee, Flag Investors International Fund, Inc.; and Director, Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

  LEWIS F. PENNOCK, Director (53)
  8955 Katy Freeway, Suite 204
  Houston, TX 77024

  Attorney in private practice in Houston, Texas.

  IAN W. ROBINSON, Director (72)
  183 River Drive
  Tequesta, FL 33469

    Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.
------
* A director who is an "interested person" of A I M Advisors, Inc. and the Fund as defined in the 1940 Act.
** A director who is an "interested person" of the Fund as defined in the 1940
   Act.

  LOUIS S. SKLAR, Director
  Transco Tower, 50th Floor
  2800 Post Oak Blvd.
  Houston, TX 77056

    Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).

 ***JOHN J. ARTHUR, Senior Vice President and Treasurer (51)

    Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.

  GARY T. CRUM, Senior Vice President (48)

    Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc.,
  A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

 ***CAROL F. RELIHAN, Vice President and Secretary (41)

    Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; Vice President and Secretary, A I M Distributors, Inc., A I M Global Associates, Inc. and A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.

  DANA R. SUTTON, Vice President and Assistant Treasurer (36)

    Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

  MELVILLE B. COX, Vice President (52)

    Vice President, A I M Advisors, Inc., A I M Capital Management, Inc.,
  A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capital Life Insurance Co.

  KAREN DUNN KELLY, Vice President (35)

    Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.

  J. ABBOTT SPRAGUE, Vice President (40)

    Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Management Group Inc.
------

*** Mr. Arthur and Ms. Relihan are married to each other.

  The Board of Directors has an Audit Committee, an Investments Committee, and a Nomination Committee.

  The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Portfolio's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Portfolio's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

  The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

  The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Fund maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

  All of the Fund's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. Most of the Fund's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

  Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. The directors of the Fund who do not serve as officers of the Fund are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each director of the Fund:

                                                     RETIREMENT       TOTAL
                                      AGGREGATE       BENEFITS     COMPENSATION
                                     COMPENSATION  ACCRUED BY ALL    FROM ALL
             DIRECTOR                FROM FUND(1)   AIM FUNDS(2)   AIM FUNDS(3)
             --------               -------------- -------------- --------------
Charles T. Bauer...................        -0-            -0-            -0-
Bruce L. Crockett..................     $4,393        $ 2,814        $45,094
Owen Daly II.......................      4,423         14,375         45,844
Carl Frischling....................      4,393          7,542         45,094
Robert H. Graham...................        -0-            -0-            -0-
John F. Kroeger....................      4,423         20,517         45,844
Lewis F. Pennock...................      4,423          5,093         45,844
Ian W. Robinson....................      4,353         10,396         45,094
Louis S. Sklar.....................      4,353          4,682         45,094

------

(1) The total amount of compensation deferred by all Directors of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $18,174.

(2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $11,985. Data reflects compensation earned for the calendar year ended December 31, 1994.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the AIM Funds. Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Director's compensation paid by the AIM Funds multiplied by the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

  Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17,13, 7 and 5 years, respectively.

                                            ANNUAL COMPENSATION
                                           PAID BY ALL AIM FUNDS
         NUMBER OF YEARS OF SERVICE WITH  -----------------------
                  THE AIM FUNDS           $60,000         $65,000
         -------------------------------  -------         -------
        10............................... $30,000         $32,500
         9............................... $27,000         $29,250
         8............................... $24,000         $26,000
         7............................... $21,000         $22,750
         6............................... $18,000         $19,500
         5............................... $15,000         $16,250

DEFERRED COMPENSATION AGREEMENTS

  Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

  During the fiscal year ended August 31, 1995, $42,334 in directors' fees and expenses were allocated to the Portfolio.

  During the year ended August 31, 1995, the Portfolio paid legal fees of $3,247 for services rendered by Reid & Priest as counsel to the Board of Directors. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Directors. During the year ended August 31, 1995, the Portfolio paid legal fees of $10,128 for services rendered by that firm as counsel. A director of the Fund is a partner of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel and was a partner of the firm of Reid & Priest prior to September 1994.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). A prior investment advisory agreement (the "Prior Advisory Agreement") with substantially identical terms (including the fee schedules) to the Advisory Agreement was previously in effect with respect to the Predecessor Portfolio.

  AIM was organized in 1976 and, together with its affiliates, advises or manages 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."

  AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Directors. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

  As compensation for its services, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

           NET ASSETS                                                  RATE
           ----------                                                  ----
      First $100 million.............................................. .20%
      Over $100 million to $200 million............................... .15%
      Over $200 million to $300 million............................... .10%
      Over $300 million to $1.5 billion............................... .06%
      Over $1.5 billion............................................... .05%

  The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  The Advisory Agreement provides that, upon the request of the Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Fund has entered into a master administrative services agreement under which AIM will provide the additional services described below under the caption "Administrator."

  For the fiscal years ended August 31, 1995, 1994 and 1993, AIM received fees pursuant to the Advisory Agreement with respect to the Portfolio (and the Predecessor Portfolio) in the amounts of $2,567,762, $2,599,662 and $2,647,096, respectively.

  The Advisory Agreement will continue in effect until June 30, 1996, and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

ADMINISTRATOR

  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement, dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement"). In addition, AIM and A I M Institutional Fund Services, Inc. ("AIFS") entered into an administrative services agreement, dated as of September 16, 1994 (the "AIFS Administrative Services Agreement").

  Under the Administrative Services Agreement, AIM performs accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Directors.

  The AIFS Administrative Services Agreement between AIM and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, provided that AIFS could perform certain shareholder services for the Portfolio. For such services, AIFS was entitled to receive from AIM reimbursement of its costs associated with the Portfolio. The AIFS Administrative Services Agreement was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995 AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount $48,169.

  Under the terms of the Prior Advisory Agreement, AIM was reimbursed for the fiscal years ended August 31, 1993 in the amount of $94,922 for fund accounting services for the Portfolio. Pursuant to the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1995 and 1994 in the amounts of $154,963 and $106,109, respectively, for fund accounting services for the Portfolio. For the period from August 31, 1994 through June 30, 1995 and for the period from June 1, 1994 through August 31, 1994, AIFS or its affiliates received shareholder services fees from AIM with respect to the Portfolio in the amounts of $95,254 and $14,651, respectively.

EXPENSES

  Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund, membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

  Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios based upon the relative net assets of each such class. The expenses of the Portfolio are deducted from its total income before dividends are paid. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.

  A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 serves as a transfer agent and dividend disbursing agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by A I M Institutional Fund Services, Inc. and the Fund.

REPORTS

  The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

PRINCIPAL HOLDERS OF SECURITIES

PRIME PORTFOLIO

  To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of October 25, 1995, and the percentage of the Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                         NAME AND ADDRESS                       PERCENT OWNED OF
                         OF RECORD OWNER                         RECORD ONLY(1)
                         ----------------                       ----------------
   INSTITUTIONAL CLASS
   -------------------
    NATIONSBANK OF TEXAS.......................................   13.81%
     P.O. Box 831000
     Dallas, TX 75283-1000
    U.S. BANK OF OREGON........................................   13.23%
     321 Southwest 6th Street
     Portland, OR 97208
    TRUST COMPANY BANK.........................................   8.19%
     P.O. Box 105504
     Atlanta, GA 30348
    TEXAS COMMERCE BANK........................................   7.62%
     P.O. Box 2558
     Houston, TX 77252-8098
    BOATMEN'S TRUST COMPANY....................................   7.27%
     100 North Broadway
     St. Louis, MO 63101
    FROST NATIONAL BANK........................................   7.26%
     P.O. Box 1600
     San Antonio, TX 78296
   PRIVATE INVESTMENT CLASS
   ------------------------
    HUNTINGTON CAPITAL CORPORATION.............................   71.90%(2)
     41 South High Street
     Columbus, OH 43287
    VAR & CO...................................................   17.39%
     180 East 5th Street
     St. Paul, MN 55101
    FROST NATIONAL BANK........................................   6.94%
     P.O. Box 1600
     San Antonio, TX 78296
   PERSONAL INVESTMENT CLASS
   -------------------------
    BANK OF NEW YORK...........................................   67.37%(2)
     440 Manaroneck Ave.
     Harrison, NY 10528
    CULLEN/FROST DISCOUNT BROKERS..............................   30.94%(2)
     P.O. Box 2358
     San Antonio, TX 78299

------

(1) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.
(2) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                        NAME AND ADDRESS                       PERCENT OWNED OF
                         OF RECORD OWNER                        RECORD ONLY(1)
                        ----------------                       ----------------
   CASH MANAGEMENT CLASS
   ---------------------
    PIPER JAFFRAY AS AGENT FOR CUSTOMER.......................      35.24%(2)
     101 California Street
     Suite 1150
     San Francisco, CA 94111
    PIPER JAFFRAY AS AGENT FOR CUSTOMER.......................      29.49%(2)
     P.O. Box 160727
     Sacramento, CA 95816-0727
    BANK OF NEW YORK..........................................      10.75%
     One Wall Street
     New York, NY 10286
    CITIBANK AS AGENT FOR CUSTOMER............................       8.38%
     120 Wall Street 13th Floor
     New York, NY 10043
   RESOURCE CLASS
   --------------

  AIM provided the initial capitalization of the Resource Class of the Prime Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Resource Class of the Prime Portfolio. Although the Resource Class of the Prime Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Prime Portfolio that are outstanding, it may be presumed to be in "control" of the Resource Class of the Prime Portfolio, as defined in the 1940 Act.

LIQUID ASSETS PORTFOLIO

  To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of October 25, 1995, and the percentage of the Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                        NAME AND ADDRESS                      PERCENT OWNED OF
                        OF RECORD OWNER                        RECORD ONLY(1)
                        ----------------                      ----------------
   INSTITUTIONAL CLASS
   -------------------
    TRUST COMPANY BANK.......................................      20.96%
     P.O. Box 105504
     Atlanta, GA 30348
    WACHOVIA BANK & TRUST....................................      14.33%
     P.O. Box 3075
     Winston-Salem, NC 27150
    NATIONSBANK DALLAS.......................................      11.09%
     P.O. Box 831000
     Dallas, TX 75283-1000
    SOCIETY NATIONAL BANK....................................       7.57%
     127 Public Square
     Cleveland, OH 44114-1306
    BOATMEN'S TRUST COMPANY..................................       6.56%
     100 North Broadway
     St. Louis, MO 63102
    FIRSTAR BANK OF MADISON..................................       5.41%
     P.O. Box 7900
     Madison, WI 53707

------

(1) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

(2) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

PRIVATE INVESTMENT CLASS

  AIM provided the initial capitalization of the Private Investment Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Private Investment Class of the Liquid Assets Portfolio. Although the Private Investment Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Private Investment Class of the Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Private Investment Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

CASH MANAGEMENT CLASS

  AIM provided the initial capitalization of the Cash Management Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Cash Management Class of the Liquid Assets Portfolio. Although the Cash Management Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Cash Management Class of the Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Cash Management Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

  To the best of the knowledge of the Fund, as of October 25, 1995, the directors and officers of the Fund beneficially owned less than 1% of any portfolio's outstanding shares.

                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

  Shares of the Portfolio are sold at net asset value. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

  The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

  The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information about the Fund--Directors and Officers" and "General Information about the Fund -- Investment Advisor" for information as to the affiliation of certain directors and officers of the Fund with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of the Class either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Class. FMC does not receive any fees with respect to the shares of the Class pursuant to the Distribution Agreement.

  The Distribution Agreement will continue in effect until June 30, 1996, and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

PERFORMANCE INFORMATION

  As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling the Fund at
(800) 659-1005. The current yield quoted will be the net average annualized yield for an identified period. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for the Class that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

  For the seven-day period ended August 31, 1995, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) for the Class were 5.76% and 5.93%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  The Fund may compare the performance of the Class or the performance of securities in which the Portfolio may invest to:

    . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

    . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report(R) of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

    . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

    . other fixed-income investments such as Certificates of Deposit ("CDs").

  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the Class's yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

  The Fund may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

SUSPENSION OF REDEMPTION RIGHTS

  The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of London branches of domestic banks having total assets of $1.5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of United Kingdom withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than 5% of its total assets in securities issued by a single issuer, provided that such a fund may invest more than 5% of its total assets in the First Tier securities of a single issuer for a period of up to 3 business days after the purchase thereof if the money market fund is a diversified investment company, provided further, that the fund may not make more than one investment in accordance with the foregoing proviso at any time. Under Rule 2a-7, for purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by Requisite NRSROs.(1)

  The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

ELIGIBLE SECURITIES

  Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, defines an "Eligible Security" as follows:

    (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest rating categories for short-term debt obligations (within which there may be subcategories or gradations indicating relative standing); or

    (ii) a security:

      (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less, and

      (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

    (iii) an unrated security(2) that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

      (A) the board of directors may base its determination that a standby commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

      (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).
------
(1) "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer of such security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp., Moody's Investors Service, Inc., Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.
(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

COMMERCIAL PAPER RATINGS

  The following is a description of the factors underlying the commercial paper ratings of Moody's, S&P and Fitch Investors Service, Inc. ("Fitch").

  MOODY'S--The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

  S&P--Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

  FITCH--Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows:

                                      F-1

  Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

  Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1."

                             PLUS(+) AND MINUS (-)

  Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

                                      LOC

  The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

  The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

  MOODY'S--The following are the two highest bond ratings of Moody's.

                                      Aaa

  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  S&P--The following are the two highest bond ratings of S&P.

                                      AAA

  Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                       AA

  Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

  FITCH--Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

  Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

  Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1."

INVESTMENT RESTRICTIONS

  As a matter of fundamental policy which may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio (as that term is defined under "General Information about the Fund-- The Fund and its Shares"), the Portfolio may not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time;

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

    (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33 1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

    (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program,
  (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

    (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

    (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

    (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

    (9) invest in any obligation not payable as to principal and interest in United States currency; or

    (10) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

  The following investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors of the Fund without shareholder approval. The Portfolio does not intend to invest in companies for the purpose of exercising control or management.

  State Law Restrictions. The Fund may, from time to time in order to qualify shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders.

                             PORTFOLIO TRANSACTIONS

  AIM is responsible for decisions to buy and sell securities for the Portfolio, for selection of broker-dealers and for negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The investment policy of the Portfolio requires that investments mature within 60 days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.

  From time to time, the Fund may sell a security to, or purchase a security from, an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Board of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

  Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

  AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolios as a principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Fund's Board of Directors and such purchase is reviewed at least quarterly by the Fund's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by other persons, performing similar services. During the fiscal year ended August 31, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.

                                  TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gains if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

  In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

  If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends and, in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

INDEPENDENT AUDITORS' REPORT
To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.

                              /s/ KPMG Peat Marwick LLP
                              KPMG Peat Marwick LLP

Houston, Texas
October 6, 1995

SCHEDULE OF INVESTMENTS
AUGUST 31, 1995

                                      MATURITY PAR (000)     VALUE
COMMERCIAL PAPER - 71.82%(a)
BASIC INDUSTRIES - 0.30%

MULTIPLE INDUSTRY - 0.30%

Philip Morris Companies, Inc.
5.75%                                 10/04/95 $ 12,500  $  12,434,115
----------------------------------------------------------------------
    Total Basic Industries                                  12,434,115
----------------------------------------------------------------------

BUSINESS SERVICES - 5.90%

POLLUTION CONTROL SERVICES - 2.15%

Browning-Ferris Industries, Inc.
5.69%                                 09/08/95   20,000     19,977,872
----------------------------------------------------------------------
5.75%                                 09/15/95   18,000     17,959,750
----------------------------------------------------------------------
5.73%                                 09/18/95   20,000     19,945,883
----------------------------------------------------------------------
5.75%                                 09/19/95   12,700     12,663,487
----------------------------------------------------------------------
5.73%                                 09/22/95   20,000     19,933,150
----------------------------------------------------------------------
                                                            90,480,142
----------------------------------------------------------------------

MISCELLANEOUS - 3.75%

Donnelley (R.R.) & Sons Co.
5.73%                                 09/22/95   53,000     52,822,848
----------------------------------------------------------------------
PHH Corp.
5.75%                                 09/13/95   47,100     47,009,725
----------------------------------------------------------------------
5.75%                                 10/11/95   58,000     57,629,445
----------------------------------------------------------------------
                                                           157,462,018
----------------------------------------------------------------------
    Total Business Services                                247,942,160
----------------------------------------------------------------------

CAPITAL GOODS - 2.35%

COMPUTERS & OFFICE EQUIPMENT - 1.40%

Xerox Corp.
5.75%                                 10/04/95   31,025     30,861,472
----------------------------------------------------------------------
Xerox Credit Corp.
5.73%                                 09/19/95   11,000     10,968,485
----------------------------------------------------------------------
5.74%                                 10/05/95   16,981     16,888,944
----------------------------------------------------------------------
                                                            58,718,901
----------------------------------------------------------------------

MACHINERY - 0.95%

Dover Corp.
5.75%                                 09/11/95   14,000     13,977,639
----------------------------------------------------------------------
5.75%                                 09/25/95   15,000     14,942,500
----------------------------------------------------------------------
5.77%                                 10/02/95   11,191     11,135,396
----------------------------------------------------------------------
                                                            40,055,535
----------------------------------------------------------------------
    Total Capital Goods                                     98,774,436
----------------------------------------------------------------------

                                  MATURITY PAR (000)     VALUE
CONSUMER DURABLES - 2.52%

AUTOMOBILE - 2.52%

Daimler-Benz North America Corp.
5.68%                             09/08/95 $ 66,000  $   65,927,107
-------------------------------------------------------------------
Toyota Motor Credit Corp.
5.75%                             10/06/95   40,000      39,776,389
-------------------------------------------------------------------
    Total Consumer Durables                             105,703,496
-------------------------------------------------------------------

CONSUMER NONDURABLES - 3.32%

HOUSEHOLD PRODUCTS - 3.32%

Colgate-Palmolive Co.
5.70%                             09/15/95   61,550      61,413,564
-------------------------------------------------------------------
5.71%                             09/18/95   20,000      19,946,072
-------------------------------------------------------------------
5.72%                             09/20/95   19,500      19,441,132
-------------------------------------------------------------------
5.72%                             09/21/95   38,800      38,676,702
-------------------------------------------------------------------
    Total Consumer Nondurables                          139,477,470
-------------------------------------------------------------------

CONSUMER SERVICES - 2.91%

MISCELLANEOUS - 2.91%

USL Capital Corp.
5.73%                             09/07/95   21,000      20,979,945
-------------------------------------------------------------------
5.74%                             09/07/95   21,000      20,979,910
-------------------------------------------------------------------
5.73%                             09/19/95    9,000       8,974,215
-------------------------------------------------------------------
5.77%                             09/21/95   15,500      15,450,314
-------------------------------------------------------------------
5.73%                             10/05/95   31,016      30,848,152
-------------------------------------------------------------------
5.74%                             10/13/95   25,000      24,832,583
-------------------------------------------------------------------
    Total Consumer Services                             122,065,119
-------------------------------------------------------------------

ENERGY - 3.31%

NATURAL GAS - 1.45%

Colonial Pipeline Co.
5.72%                             09/12/95   15,000      14,973,783
-------------------------------------------------------------------
5.72%                             09/19/95   13,800      13,760,532
-------------------------------------------------------------------
5.76%                             09/28/95   12,000      11,948,160
-------------------------------------------------------------------
5.78%                             09/29/95   20,100      20,009,639
-------------------------------------------------------------------
                                                         60,692,114
-------------------------------------------------------------------

OIL & GAS - 1.86%

ARCO Coal Australia Inc.
5.69%                             09/12/95    9,501       9,484,482
-------------------------------------------------------------------
5.70%                             09/14/95   12,489      12,463,293
-------------------------------------------------------------------
5.75%                             09/15/95   14,788      14,754,932
-------------------------------------------------------------------
5.72%                             10/10/95   12,507      12,429,498
-------------------------------------------------------------------

                                        MATURITY PAR (000)     VALUE
ENERGY--(continued)

OIL & GAS - (CONTINUED)

Mobil Australia Finance Company, Inc.
5.68%                                   09/01/95 $ 29,088  $   29,088,000
-------------------------------------------------------------------------
                                                               78,220,205
-------------------------------------------------------------------------
    Total Energy                                              138,912,319
-------------------------------------------------------------------------

FINANCIAL - 47.89%

ASSET-BACKED SECURITIES - 22.81%

Asset Securitization Cooperative Corp.
5.70%                                   09/08/95   55,000      54,939,041
-------------------------------------------------------------------------
5.72%                                   09/22/95   10,000       9,966,633
-------------------------------------------------------------------------
5.72%                                   10/26/95   55,000      54,519,361
-------------------------------------------------------------------------
5.71%                                   10/27/95   30,000      29,733,533
-------------------------------------------------------------------------
Ciesco, L.P.
5.73%                                   09/06/95   15,000      14,988,063
-------------------------------------------------------------------------
5.72%                                   10/18/95   40,000      39,701,289
-------------------------------------------------------------------------
Clipper Receivables Corp.
5.77%                                   09/12/95   50,000      49,911,848
-------------------------------------------------------------------------
5.77%                                   09/13/95   28,911      28,855,394
-------------------------------------------------------------------------
5.77%                                   09/14/95   17,227      17,191,106
-------------------------------------------------------------------------
5.77%                                   09/19/95   57,000      56,835,555
-------------------------------------------------------------------------
5.77%                                   09/25/95   19,000      18,926,913
-------------------------------------------------------------------------
Corporate Asset Funding Co. Inc.
5.73%                                   09/06/95   32,900      32,873,817
-------------------------------------------------------------------------
5.74%                                   09/07/95   25,000      24,976,083
-------------------------------------------------------------------------
Delaware Funding Corp.
5.72%                                   09/18/95   16,228      16,184,166
-------------------------------------------------------------------------
5.76%                                   09/25/95   12,134      12,087,405
-------------------------------------------------------------------------
Eiger Capital Corp.
5.75%                                   09/14/95   27,540      27,482,816
-------------------------------------------------------------------------
Falcon Asset Securitization Corp.
5.76%                                   09/11/95   15,325      15,300,480
-------------------------------------------------------------------------
5.77%                                   09/20/95   25,000      24,923,868
-------------------------------------------------------------------------
5.74%                                   10/04/95   31,425      31,259,653
-------------------------------------------------------------------------
5.75%                                   10/04/95   15,050      14,970,674
-------------------------------------------------------------------------
5.74%                                   10/12/95   15,825      15,721,548
-------------------------------------------------------------------------
Matterhorn Capital Corp.
5.75%                                   09/27/95   31,016      30,887,197
-------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE
FINANCIAL--(continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Preferred Receivables Funding Corp.
5.70%                                  09/08/95 $ 11,375  $   11,362,393
------------------------------------------------------------------------
5.73%                                  09/14/95   20,875      20,831,806
------------------------------------------------------------------------
5.73%                                  09/18/95   30,125      30,043,487
------------------------------------------------------------------------
5.75%                                  10/05/95   81,275      80,833,633
------------------------------------------------------------------------
5.73%                                  10/20/95   30,125      29,890,050
------------------------------------------------------------------------
Sheffield Receivables Corp.
5.72%                                  09/06/95   25,800      25,779,503
------------------------------------------------------------------------
5.71%                                  09/12/95   24,700      24,656,905
------------------------------------------------------------------------
5.77%                                  09/13/95   46,000      45,911,528
------------------------------------------------------------------------
5.77%                                  09/14/95   40,000      39,916,656
------------------------------------------------------------------------
5.73%                                  09/19/95   26,900      26,822,931
------------------------------------------------------------------------
                                                             958,285,335
------------------------------------------------------------------------

BUSINESS CREDIT - 4.08%

CIT Group Holdings, Inc.
5.68%                                  09/06/95   30,000      29,976,333
------------------------------------------------------------------------
5.68%                                  09/07/95   30,000      29,971,600
------------------------------------------------------------------------
5.72%                                  09/21/95   75,000      74,761,667
------------------------------------------------------------------------
5.72%                                  10/20/95   37,000      36,711,934
------------------------------------------------------------------------
                                                             171,421,534
------------------------------------------------------------------------

INSURANCE - 2.33%

MetLife Funding, Inc.
5.72%                                  09/22/95   50,000      49,833,166
------------------------------------------------------------------------
5.74%                                  10/12/95   48,211      47,895,834
------------------------------------------------------------------------
                                                              97,729,000
------------------------------------------------------------------------

PERSONAL CREDIT - 7.68%

Associates Corp. of North America
5.73%                                  10/18/95   50,000      49,625,958
------------------------------------------------------------------------
5.73%                                  10/19/95  100,000      99,236,000
------------------------------------------------------------------------
AVCO Financial Services, Inc.
5.70%                                  09/15/95   50,000      49,889,167
------------------------------------------------------------------------

                                   MATURITY PAR (000)     VALUE
FINANCIAL - (continued)

PERSONAL CREDIT - (CONTINUED)

Household Finance Corp.
5.75%                              10/12/95 $ 50,000  $   49,672,569
--------------------------------------------------------------------
5.73%                              10/20/95   50,000      49,610,042
--------------------------------------------------------------------
Student Loan Corp.
5.73%                              10/20/95   25,000      24,805,021
--------------------------------------------------------------------
                                                         322,838,757
--------------------------------------------------------------------

MISCELLANEOUS - 7.10%

Hertz Corp. (The)
5.69%                              09/07/95   25,000      24,976,292
--------------------------------------------------------------------
5.68%                              09/08/95   20,000      19,977,911
--------------------------------------------------------------------
5.70%                              09/18/95   81,000      80,781,975
--------------------------------------------------------------------
5.72%                              10/06/95   35,000      34,805,361
--------------------------------------------------------------------
5.75%                              10/13/95   11,500      11,422,854
--------------------------------------------------------------------
International Lease Finance Corp.
5.70%                              09/15/95   19,000      18,957,883
--------------------------------------------------------------------
5.71%                              09/25/95   18,500      18,429,577
--------------------------------------------------------------------
5.72%                              10/05/95    6,570       6,534,507
--------------------------------------------------------------------
5.72%                              10/06/95   38,900      38,683,673
--------------------------------------------------------------------
5.73%                              10/13/95   44,000      43,705,860
--------------------------------------------------------------------
                                                         298,275,893
--------------------------------------------------------------------

MULTIPLE INDUSTRY - 3.89%

General Electric Capital Corp.
5.74%                              09/07/95   23,500      23,477,518
--------------------------------------------------------------------
5.72%                              09/20/95  100,000      99,698,110
--------------------------------------------------------------------
5.71%                              10/06/95   40,500      40,275,169
--------------------------------------------------------------------
                                                         163,450,797
--------------------------------------------------------------------
    Total Financial                                    2,012,001,316
--------------------------------------------------------------------

OTHER - 3.32%

DIVERSIFIED - 3.32%

BTR Dunlop Finance Inc.
5.69%                              09/12/95   20,424      20,388,491
--------------------------------------------------------------------
5.73%                              09/22/95   23,224      23,146,374
--------------------------------------------------------------------
5.72%                              10/10/95   26,556      26,391,441
--------------------------------------------------------------------
5.74%                              10/13/95   26,759      26,579,804
--------------------------------------------------------------------

                                            MATURITY PAR (000)     VALUE
OTHER--(continued)

DIVERSIFIED - (CONTINUED)

Cargill Inc.
5.69%                                       09/08/95 $ 12,000  $   11,986,724
-----------------------------------------------------------------------------
5.70%                                       09/11/95   16,300      16,274,192
-----------------------------------------------------------------------------
5.73%                                       09/22/95   15,000      14,949,863
-----------------------------------------------------------------------------
    Total Other                                                   139,716,889
-----------------------------------------------------------------------------
    Total Commercial Paper                                      3,017,027,320
-----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 4.06%

Citicorp Securities, Inc.(b)
6.063%                                      09/13/95    6,000       6,000,000
-----------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.(c)
5.988%                                      10/16/95   87,500      87,500,000
-----------------------------------------------------------------------------
Morgan Stanley Group, Inc.(d)
5.893%                                      01/29/96   77,000      77,000,000
-----------------------------------------------------------------------------
    Total Master Note Agreements                                  170,500,000
-----------------------------------------------------------------------------

PROMISSORY NOTE AGREEMENTS - 1.78%

Goldman, Sachs & Co.(e)
5.913%                                      01/29/96   75,000      75,000,000
-----------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                3,262,527,320
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 22.77%(f)

BT Securities Corp.(g)
5.83%                                          --      50,000      50,000,000
-----------------------------------------------------------------------------
Daiwa Securities America, Inc.(h)
5.84%                                       09/01/95   91,528      91,528,472
-----------------------------------------------------------------------------
Fuji Securities Inc.(i)
5.87%                                          --     115,000     115,000,000
-----------------------------------------------------------------------------
Nesbitt Burns Securities, Inc.(j)
5.86%                                          --     100,000     100,000,000
-----------------------------------------------------------------------------
Nikko Securities Co., Ltd.(k)
5.87%                                       09/01/95  200,000     200,000,000
-----------------------------------------------------------------------------
Nomura Securities Co., Ltd.(l)
5.85%                                       09/01/95  100,000     100,000,000
-----------------------------------------------------------------------------
SBC Government Securities, Inc.(m)
5.87%                                          --     200,000     200,000,000
-----------------------------------------------------------------------------
UBS Securities Inc.(n)
5.85%                                          --     100,000     100,000,000
-----------------------------------------------------------------------------

                                                        VALUE
    Total Repurchase Agreements                     $  956,528,472
---------------------------------------------------------------------
    TOTAL INVESTMENTS - 100.43%                      4,219,055,792(o)
---------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES - (0.43)%            (17,975,680)
---------------------------------------------------------------------
    NET ASSETS - 100%                               $4,201,080,112
=====================================================================

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven calendar days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(d) Master Note Purchase Agreement may be terminated by either party upon three business days' notice, at which time all amounts outstanding under the notes purchased under the Master Note Purchase Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(e) The Portfolio may demand prepayment of Note upon seven calendar days' notice. Interest rates on promissory notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(f) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(g) Open repurchase agreement entered into 02/27/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $95,150,000 U.S. Treasury STRIPS, due 08/15/04 to 08/15/05.
(h) Joint repurchase agreement entered into 08/31/95 with a maturing value of $209,464,857. Collateralized by $204,224,000 U.S. Treasury obligations, 0% to 10.75% due 11/30/95 to 05/15/16.
(i) Open joint repurchase agreement entered into 12/12/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $332,491,000 U.S. Treasury obligations, 0% to 9.25% due 05/15/97 to 02/15/16.
(j) Open joint repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $270,681,000 U.S. Treasury STRIPS, due 11/15/95 to 11/15/21.
(k) Entered into 08/31/95 with a maturing value of $200,032,611. Collateralized by $271,592,502 U.S. Government agency obligations, 6.583% to 9.50% due 09/01/98 to 08/01/25.
(l) Entered into 08/31/95 with a maturing value of $100,016,250. Collateralized by $102,805,000 U.S. Government agency obligations, 0% to 8.25% due 10/02/95 to 05/12/05.
(m) Open repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $232,765,728 U.S. Government agency obligations, 5.997% to 9.00% due 11/01/21 to 02/01/31 and $8,000,000 U.S. Treasury Bills due
    03/07/96.
(n) Open joint repurchase agreement entered into 08/18/95; however, either party may terminate the agreement upon demand. Collateralized by $249,645,000 U.S. Treasury Bills, due 12/14/95 to 01/18/96.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1995

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $3,262,527,320
------------------------------------------------------------------------
Repurchase agreements                                        956,528,472
------------------------------------------------------------------------
Interest receivable                                            1,395,798
------------------------------------------------------------------------
Investment for deferred compensation plan                         31,965
------------------------------------------------------------------------
Other assets                                                   1,351,229
------------------------------------------------------------------------
  Total assets                                             4,221,834,784
------------------------------------------------------------------------

LIABILITIES:

Dividends payable                                             20,375,980
------------------------------------------------------------------------
Deferred compensation payable                                     31,965
------------------------------------------------------------------------
Accrued advisory fees                                            213,136
------------------------------------------------------------------------
Accrued distribution fees                                         88,951
------------------------------------------------------------------------
Accrued transfer agent fees                                        5,493
------------------------------------------------------------------------
Accrued operating expenses                                        39,147
------------------------------------------------------------------------
  Total liabilities                                           20,754,672
------------------------------------------------------------------------

NET ASSETS                                                $4,201,080,112

========================================================================

NET ASSETS:

Institutional Class                                       $3,752,693,248
========================================================================
Private Investment Class                                  $  154,277,704
========================================================================
Personal Investment Class                                 $   99,630,235
========================================================================
Cash Management Class                                     $  194,478,925
========================================================================

NET ASSET VALUE PER SHARE:

Shares outstanding, $0.001 par value per share:
Institutional Class                                        3,752,704,848
========================================================================
Private Investment Class                                     154,278,185
========================================================================
Personal Investment Class                                     99,629,606
========================================================================
Cash Management Class                                        194,479,527
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1995

INVESTMENT INCOME:

Interest income                                                $246,526,258
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     2,567,762
----------------------------------------------------------------------------
Custodian fees                                                      329,212
----------------------------------------------------------------------------
Administrative services fees                                        250,216
----------------------------------------------------------------------------
Directors' fees and expenses                                         42,334
----------------------------------------------------------------------------
Registration fees                                                   262,523
----------------------------------------------------------------------------
Transfer agent fees                                                  89,684
----------------------------------------------------------------------------
Distribution fees (Note 2)                                          795,232
----------------------------------------------------------------------------
Other                                                               348,810
----------------------------------------------------------------------------
  Total expenses                                                  4,685,773
----------------------------------------------------------------------------
Less expenses assumed by advisor                                    (50,900)
============================================================================
  Net expenses                                                    4,634,873
============================================================================
Net investment income                                           241,891,385
============================================================================
Net increase in net assets resulting from operations           $241,891,385
============================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED AUGUST 31, 1995 AND 1994

                                                  1995            1994
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $  241,891,385  $  155,832,059
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   241,891,385     155,832,059
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                             (241,891,385)   (155,832,059)
----------------------------------------------------------------------------
Share transactions-net                           86,066,761    (253,692,887)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets          86,066,761    (253,692,887)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         4,115,013,351   4,368,706,238
----------------------------------------------------------------------------
  End of period                              $4,201,080,112  $4,115,013,351
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $4,201,092,165  $4,115,025,404
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                             (12,053)        (12,053)
----------------------------------------------------------------------------
                                             $4,201,080,112  $4,115,013,351
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, the Prime Portfolio, which offers separate classes of shares, and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"). The assets, liabilities and operations of each portfolio are accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, and the Cash Management Class.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio invests only in securities which have maturities of sixty days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

          Net Assets                                         RATE
          --------------------------------------------------------
          First $100 million                                 0.20%
          --------------------------------------------------------
          Over $100 million to $200 million                  0.15%
          --------------------------------------------------------
          Over $200 million to $300 million                  0.10%
          --------------------------------------------------------
          Over $300 million to $1.5 billion                  0.06%
          --------------------------------------------------------
          Over $1.5 billion                                  0.05%
          --------------------------------------------------------

 AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $14,000 on the Prime Portfolio-Private Investment Class, $13,300 on the Prime Portfolio-Personal Investment Class and $23,600 on the Prime Portfolio-Cash Management Class during the year ended August 31, 1995.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $154,963 for such services. During the year ended August 31, 1995, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $143,464 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Portfolio.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class and the Cash Management Class of the Portfolio. The Plan provides that the Portfolio's Private Investment Class, the Personal Investment Class and the Cash Management Class may pay up to a 0.50%, 0.75% and 0.10%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class and (b) 0.10% of the average daily net assets of the Cash Management Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class or the Cash Management Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1995, the Prime Portfolio-Private Investment Class, the Prime Portfolio-Personal Investment Class and Prime Portfolio-Cash Management Class accrued $367,522, $413,064 and $14,646, respectively, for compensation to FMC under the Plan. Certain officers and directors of the Fund are officers of AIM, FMC and AIFS.
 During the year ended August 31, 1995, the Portfolio paid legal fees of $3,247 for services rendered by Reid & Priest as counsel to the Board of Directors. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Directors. During the year ended August 31, 1995, the Portfolio paid legal fees of $10,128 for services rendered by that firm as counsel. A director of the Fund is a member of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel and was a member of the firm of Reid & Priest prior to September 1994.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 1995 and 1994 were as follows:

                                      1995                              1994
                         --------------------------------  ---------------------------------
                             SHARES           AMOUNT           SHARES            AMOUNT
                         ---------------  ---------------  ---------------  ----------------
Sold:
  Institutional Class     30,516,627,315  $30,516,627,315   33,826,759,958  $33,826,759,958
--------------------------------------------------------------------------------------------
  Private Investment
   Class                   1,403,913,359    1,403,913,359      120,927,192      120,927,192
--------------------------------------------------------------------------------------------
  Personal Investment
   Class                     881,857,651      881,857,651       15,823,134       15,823,134
--------------------------------------------------------------------------------------------
  Cash Management Class*     307,521,987      307,521,987       25,113,434       25,113,434
--------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          3,106,371        3,106,371          527,557          527,557
--------------------------------------------------------------------------------------------
  Private Investment
   Class                       4,691,704        4,691,704            3,982            3,982
--------------------------------------------------------------------------------------------
  Personal Investment
   Class                       4,299,720        4,299,720           39,701           39,701
--------------------------------------------------------------------------------------------
  Cash Management Class*         896,094          896,094            5,586            5,586
--------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (30,847,783,300) (30,847,783,300) (34,096,489,905) (34,096,489,905)
--------------------------------------------------------------------------------------------
  Private Investment
   Class                  (1,285,160,664)  (1,285,160,664)    (107,954,443)    (107,954,443)
--------------------------------------------------------------------------------------------
  Personal Investment
   Class                    (789,592,898)    (789,592,898)     (13,702,087)     (13,702,087)
--------------------------------------------------------------------------------------------
  Cash Management Class*    (114,310,578)    (114,310,578)     (24,746,996)     (24,746,996)
--------------------------------------------------------------------------------------------
Net increase (decrease)       86,066,761  $    86,066,761     (253,692,887) $  (253,692,887)
============================================================================================

* The Prime Portfolio-Cash Management Class commenced operations on June 30,
  1994.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Prime Portfolio-Institutional Class during each of the years in the ten-year period ended August 31, 1995.

                        1995           1994        1993        1992        1991        1990        1989        1988
                     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value,
 beginning of
 period              $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
----------------     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------
Income from
 investment
 operations:
  Net investment
   income                  0.06           0.04        0.03        0.04        0.07        0.08        0.09        0.07
----------------     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------
Less
 distributions:
  Dividends from
   net
   investment
   income                 (0.06)         (0.04)      (0.03)      (0.04)      (0.07)      (0.08)      (0.09)      (0.07)
----------------     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value,
 end of period       $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
================     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Total return               5.80%          3.64%       3.20%       4.44%       7.11%       8.72%       9.42%       7.34%
================     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratios/supplemental
 data:
Net assets, end
 of period (000s
 omitted)            $3,752,693     $4,080,753  $4,349,945  $3,993,340  $6,108,991  $6,475,123  $7,003,546  $5,841,901
================     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratio of
 expenses to
 average net
 assets                    0.09%(a)       0.08%       0.07%       0.08%       0.07%       0.07%       0.08%       0.09%
================     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratio of net
 investment
 income to
 average net
 assets                    5.64%(a)       3.58%       3.15%       4.43%       6.89%       8.39%       9.07%       7.11%
================     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
                        1987         1986
                     ----------   ----------
Net asset value,
 beginning of
 period              $     1.00   $     1.00
-------------------- ----------   ----------
Income from
 investment
 operations:
  Net investment
   income                  0.06         0.07
-------------------- ----------   ----------
Less
 distributions:
  Dividends from
   net
   investment
   income                 (0.06)       (0.07)
-------------------- ----------   ----------
Net asset value,
 end of period       $     1.00   $     1.00
==================== ==========   ==========
Total return               6.39%        7.62%
==================== ==========   ==========
Ratios/supplemental
 data:
Net assets, end
 of period (000s
 omitted)            $4,822,758   $4,237,113
==================== ==========   ==========
Ratio of
 expenses to
 average net
 assets                    0.08%        0.08%
==================== ==========   ==========
Ratio of net
 investment
 income to
 average net
 assets                    6.22%        7.36%
==================== ==========   ==========

(a) Ratios are based on average net assets of $4,072,096,206.

---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

SHORT-TERM INVESTMENTS CO.                             PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                        December 12, 1995
(800) 659-1005
                                                       SHORT-TERM
INVESTMENT ADVISOR                                  INVESTMENTS CO.
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 1919                        ------------
Houston, Texas 77046-1173
(713) 626-1919                                      PRIME PORTFOLIO

DISTRIBUTOR                                          ------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919                     INSTITUTIONAL CLASS
Houston, Texas 77046-1173
(800) 659-1005                                     TABLE OF CONTENTS

AUDITORS
KPMG PEAT MARWICK LLP
NationsBank Building                                                      PAGE
700 Louisiana                                                             ----
Houston, Texas 77002
                                         Summary.........................   2
CUSTODIAN
THE BANK OF NEW YORK                     Table of Fees and Expenses......   4
110 Washington Street
8th Floor                                Financial Highlights............   5
New York, New York 10286
                                         Suitability For Investors.......   6
TRANSFER AGENT
                                         Investment Program..............   6
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 1919            Purchase of Shares..............  10
Houston, Texas 77046-1173
                                         Redemption of Shares............  11

                                         Dividends.......................  11

  NO PERSON HAS BEEN AUTHORIZED TO GIVE  Taxes...........................  12
ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS    Net Asset Value.................  12
PROSPECTUS IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS, AND    Yield Information...............  13
IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED       Reports to Shareholders.........  13
UPON AS HAVING BEEN AUTHORIZED BY THE
FUND OR THE DISTRIBUTOR. THIS            Management of the Fund..........  13
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER IN ANY JURISDICTION TO ANY         General Information.............  15
PERSON TO WHOM SUCH OFFERING MAY NOT
LAWFULLY BE MADE.                        Appendix........................ A-1

---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------


SHORT-TERM
INVESTMENTS CO.

                           Prospectus
------------------------------------------------------------------------------------------------------------------------------------
PRIME
PORTFOLIO                    The Prime Portfolio (the "Portfolio") is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money
PERSONAL                   market instruments such as U.S. Government obligations, bank obligations, commercial instruments and
INVESTMENT                 repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or
CLASS                      less.

DECEMBER 12, 1995            The Portfolio is a series portfolio of Short-Term Investments Co. (the "Fund"), an open-end, diversified, series, management investment company. This Prospectus relates solely to the Personal
                           Investment Class of the Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified money market fund.

                             The Fund also offers shares of the following classes of the Portfolio pursuant to separate prospectuses: the Institutional Class, the Private Investment Class, the Cash Management Class and the
                           Resource Class, as well as shares of classes of another portfolio of the Fund, the Liquid Assets
                           Portfolio.

                             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                           STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                           COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                           A CRIMINAL OFFENSE.

                             THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING
                           IN SHARES OF THE PERSONAL INVESTMENT CLASS OF THE PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE
                           REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 12, 1995, HAS BEEN FILED WITH THE UNITED
[LOGO APPEARS              STATES SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE
     HERE]                 STATEMENT OF ADDITIONAL INFORMATION, WRITE TO THE ADDRESS ABOVE OR CALL (800) 877-4744.
Fund Management Company


11 Greenway Plaza            THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND
Suite 1919                 THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL
Houston, TX 77046-1173     DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE
(800) 877-4744             THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE
                           PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. This Prospectus relates to the Personal Investment Class (the "Class") of the Portfolio. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Liquid Assets Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as the "Portfolios."

  All classes of the Portfolio share a common investment objective and portfolio of investments. Shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $1,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing its portfolio securities and rounds its per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund--Investment Advisor" and "Administrator."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to the Distribution Plan, the Fund may pay to FMC as well as certain broker-dealers or other financial institutions up to 0.75% of the average daily net assets of the Portfolio attributable to the shares of the Class. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers, banks or other financial institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Management of the Fund--Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of London branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES -- PERSONAL INVESTMENT CLASS
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)............................................................... None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)...................................................... None
 Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable).................................. None
 Redemption Fees (as a percentage of amount redeemed, if applicable)... None
 Exchange Fee.......................................................... None

ANNUAL PORTFOLIO OPERATING EXPENSES -- PERSONAL INVESTMENT CLASS (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
 Management Fees.......................................................  .06%
 12b-1 Fees (after fee waivers)*.......................................  .50%**
 Other Expenses (after expense reimbursements)*........................  .03%
                                                                        ----
 Total Portfolio Operating Expenses -- Personal Investment Class.......  .59%
                                                                        ====

-------

 * Had there been no fee waivers and no expense reimbursements, 12b-1 Fees and Other Expenses would have been 0.75% and 0.05%, respectively.
** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

       1 year............................................................. $ 6
       3 years............................................................ $19
       5 years............................................................ $33
       10 years........................................................... $74

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1994. There can be no assurance that future waivers of fees (if any) will not vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume additional expenses of the Class, such assumption of additional expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Personal Investment Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively "data") for each of the years in the four year period ended August 31, 1995 and the period August 8, 1991 (date operations commenced) through August 31, 1991. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                   1995        1994   1993   1992    1991
                                  -------     ------  -----  -----  -------
Net asset value, beginning of
 period.......................... $  1.00     $ 1.00  $1.00  $1.00  $  1.00
                                  -------     ------  -----  -----  -------
Income from investment
 operations:
 Net investment income...........    0.05       0.03   0.03   0.04    0.002
                                  -------     ------  -----  -----  -------
 Total from investment
  operations.....................    0.05       0.03   0.03   0.04    0.002
Less distributions:
 Dividends from net investment
  income.........................   (0.05)     (0.03) (0.03) (0.04)  (0.002)
                                  -------     ------  -----  -----  -------
Net asset value, end of period... $  1.00     $ 1.00  $1.00  $1.00  $  1.00
                                  =======     ======  =====  =====  =======
Total return.....................    5.27%      3.12%  2.74%  3.94%    5.02%(a)
                                  =======     ======  =====  =====  =======
Ratios/supplemental data:
 Net assets, end of period (000s
  omitted)....................... $99,630     $3,065  $ 904  $ 727  $   270
                                  =======     ======  =====  =====  =======
 Ratio of expenses to average net
  assets(b)......................    0.59%(c)   0.58%  0.52%  0.54%    0.80%(a)
                                  =======     ======  =====  =====  =======
 Ratio of net investment income
  to average net assets(b).......    5.23%(c)   3.34%  2.71%  3.75%    5.03%(a)
                                  =======     ======  =====  =====  =======

-------
(a) Annualized.

(b) After expense reimbursements. The ratios of expenses and net investment income prior to expense reimbursement are 0.61% and 5.21%, respectively, for the year ended August 31, 1995, 2.14% and 1.78%, respectively, for the year ended August 31, 1994 and 2.03% and 1.20%, respectively, for the year ended August 31, 1993.

(c) Ratios are based on average net assets of $82,612,764.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The minimum initial investment is $1,000.

  Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 60 days or less from the date of purchase (except for securities subject to repurchase agreements which may have longer maturities), and normally does not maintain a dollar-weighted average maturity of its portfolio securities in excess of 40 days.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of government, bank and commercial obligations that may be available in the money markets. Such obligations include U.S. Treasury obligations, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below. The Portfolio may also engage in the investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

 Money Market Obligations

  The following list of descriptions illustrates the types of Money Market Obligations in which the Portfolio intends to invest. The list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below.

  GOVERNMENT OBLIGATIONS. The Portfolio intends to invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Student Loan Marketing Association). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future and it is not obligated to do so by law.

  BANK INSTRUMENTS. The Portfolio intends to invest in certificates of deposit ("CDs"), time deposits and bankers' acceptances of domestic commercial banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements and CDs of other domestic banks that are fully insured as to principal by the Federal Deposit Insurance Corporation. CDs represent short-term interest-bearing deposits of commercial banks against which negotiable certificates bearing stated rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks which arise primarily from international commercial transactions.

  The Portfolio intends to invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of London branches of domestic banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will not make any time or savings deposit if, immediately after making such deposits, over 5% of the Portfolio's total assets would be invested in the time and savings deposits.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by A I M Advisors, Inc. ("AIM") (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are unsecured demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and (c) the expense of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities. For additional information, see the Statement of Additional Information.

 Investment Practices

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. The Portfolio may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by the Portfolio to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio and may enter into delayed delivery agreements to assure that the Portfolio will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  If the Portfolio enters into a delayed delivery agreement or purchases a when-issued security, the Portfolio will direct its custodian bank to segregate cash or other high grade securities (including Money Market Obligations) in an amount equal to its delayed delivery agreement obligations or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Portfolio's delayed delivery agreement obligations and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investments in securities on a when-issued basis and use of delayed delivery agreements may increase the Portfolio's exposure to market fluctuation, or may increase the possibility that the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolio will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's net assets would become so committed.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of sixty days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investors in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time; or

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions of the Portfolio set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The United States Securities and Exchange Commission (the "SEC") has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (each, an "Institution" and, collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements to customers showing a client's account balance in shares of the Class; distribution of Fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Fund may reasonably request. Institutions will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("Transfer Agent" or "AIFS"), must be completed and sent to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the Class through an Institution in accordance with the procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $1,000, and there is no minimum amount for subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Fund. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.

  Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for the shares of the Class purchased is received by the Portfolio in the form described above and notice of such order is provided to AIFS or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Personal Investment Class of the Prime Portfolio," otherwise any funds received will be returned to the sending Institution.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made through a customer's Institution.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon such Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any, transfer agent fees or registration fees that may be unique to the Class. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.



  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less
(b) Fund expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to such class that are accrued for the applicable dividend period, such as distribution expenses, if any, transfer agent fees or registration fees that may be unique to such class.

  The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Directors might reduce or suspend the daily dividend in order to prevent, to the extent possible, the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31 and intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each Portfolio of the Fund must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local or foreign taxes.

  The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on November 1, 1995 which are subject to change by legislation or administrative action.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all its liabilities (including accrued expenses and dividends payable) by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions--Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 877-4744. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY OTHER INSTITUTION. These factors should be carefully considered by the investor before investing in the Portfolio.

  For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.26% and 5.40%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

  Each shareholder will be provided a written confirmation by its Institution for each transaction unless otherwise specified by the shareholder.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Directors. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), a holding company engaged in the financial services business. Information concerning the Board of Directors may be found in the Statement of Additional Information.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. AIM is a wholly-owned subsidiary of AIM Management.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1995, AIM received fees pursuant to the Advisory Agreement with respect to the Portfolio which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.59% of the Class' average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. Under the Administrative Services Agreement, the Portfolio reimburses AIM for expenses incurred by AIM in connection with such services.

  In addition, AIM and AIFS entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $95,254 with respect to the Portfolio for the period August 31, 1994 through June 30, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995 AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $48,210.

FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or Institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of the shares of the Class in an amount equal to 0.75% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Directors of the Fund and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class. Payments to dealers and other financial institutions in excess of 0.25% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  As required by Rule 12b-1 under the 1940 Act, the Plan was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on May 9, 1995. In approving the continuance of the Plan, the directors considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

EXPENSES


  Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Fund are divided into eight classes. Five classes, including the Class, represent interests in the Portfolio and three classes represent interests in the Liquid Assets Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemptions which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919 Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Fund.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 877-4744.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

=======================================  =======================================

                                                       PROSPECTUS
SHORT-TERM INVESTMENTS CO.
11 Greenway Plaza, Suite 1919                    December 12, 1995
Houston, Texas 77046-1173
(800) 877-4744                                        SHORT-TERM
                                                    INVESTMENTS CO.
INVESTMENT ADVISOR
A I M ADVISORS, INC.                                 ------------
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                           PRIME PORTFOLIO
(713) 626-1919
                                                     ------------
DISTRIBUTOR
FUND MANAGEMENT COMPANY                        PERSONAL INVESTMENT CLASS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                          TABLE OF CONTENTS
(800) 877-4744

AUDITORS
KPMG PEAT MARWICK LLP                                                      PAGE
NationsBank Building                                                       ----
700 Louisiana
Houston, Texas 77002                     SUMMARY..........................   2

CUSTODIAN                                TABLE OF FEES AND EXPENSES.......   4
THE BANK OF NEW YORK
110 Washington Street, 8th Floor         FINANCIAL HIGHLIGHTS.............   5
New York, New York 10286
                                         SUITABILITY FOR INVESTORS........   6
TRANSFER AGENT
                                         INVESTMENT PROGRAM...............   6

                                         PURCHASE OF SHARES...............   9
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 1919            REDEMPTION OF SHARES.............  11
Houston, Texas 77046-1173
                                         DIVIDENDS........................  11
NO PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY           TAXES............................  12
REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS IN CONNECTION WITH THE        NET ASSET VALUE..................  13
OFFERING MADE BY THIS PROSPECTUS, AND
IF GIVEN OR MADE, SUCH INFORMATION OR    YIELD INFORMATION................  13
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE    REPORTS TO SHAREHOLDERS..........  13
FUND OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN        MANAGEMENT OF THE FUND...........  14
OFFER IN ANY JURISDICTION TO ANY
PERSON TO WHOM SUCH OFFERING MAY         GENERAL INFORMATION..............  16
NOT LAWFULLY BE MADE.

=======================================  =======================================

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION



                           PERSONAL INVESTMENT CLASS

                                     OF THE

                                PRIME PORTFOLIO

                                       OF

                           SHORT-TERM INVESTMENTS CO.

                               11 Greenway Plaza
                                   Suite 1919
                           Houston, Texas 77046-1173
                                 (800) 877-4744



                             --------------------



         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
              IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
                    COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 877-4744



                             --------------------



          Statement of Additional Information Dated: December 12, 1995
              Relating to the Prospectus Dated: December 12, 1995

                               TABLE OF CONTENTS


                                                                Page
INTRODUCTION....................................................   1

GENERAL INFORMATION ABOUT THE FUND..............................   1
     The Fund and Its Shares....................................   1
     Directors and Officers.....................................   3
     Remuneration of Directors..................................   6
     AIM Funds Retirement Plan for Eligible Directors/Trustees..   7
     Deferred Compensation Agreements...........................   8
     Investment Advisor.........................................   9
     Administrator..............................................  10
     Expenses...................................................  10
     Transfer Agent and Custodian...............................  11
     Reports....................................................  11
     Principal Holders of Securities............................  12

PURCHASES AND REDEMPTIONS.......................................  16
     Net Asset Value Determination..............................  16
     Distribution Agreement.....................................  16
     Distribution Plan..........................................  17
     Banking Regulations........................................  17
     Performance Information....................................  18
     Suspension of Redemption Rights............................  19

INVESTMENT PROGRAM AND RESTRICTIONS.............................  19
     Investment Program.........................................  19
     Eligible Securities........................................  20
     Commercial Paper Ratings...................................  21
     Bond Ratings...............................................  22
     Investment Restrictions....................................  23

PORTFOLIO TRANSACTIONS..........................................  25

TAX MATTERS.....................................................  26
     Qualification as a Regulated Investment Company............  26
     Excise Tax on Regulated Investment Companies...............  27
     Portfolio Distributions....................................  28
     Effect of Future Legislation; Local Tax Considerations.....  28

FINANCIAL STATEMENTS............................................  FS

                                  INTRODUCTION

     The Prime Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated December 12, 1995 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or by calling (800) 877-4744. Investors must receive a Prospectus before they invest.

     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Personal Investment Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; thus in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

     The Fund is an open-end diversified series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."

     The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Liquid Assets Portfolio (together, the "Portfolios"). The Portfolio consists of the following five classes of shares: Resource Class, Cash Management Class, Private Investment Class, Personal Investment Class and the Institutional Class. The Liquid Assets Portfolio consists of three classes of shares. Each class of shares has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the Prospectus relate solely to shares of the Personal Investment Class (the "Class") of the Portfolio. Shares of the other classes of the Portfolio and the classes of the Liquid Assets Portfolio are offered pursuant to separate prospectuses and statements of additional information.

     As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

     Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of directors can elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

     The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

     The Charter of the Fund authorizes the issuance of 40 billion shares with a par value of $.001 each, of which 16 billion shares, represent an interest in the Liquid Assets Portfolio (or class thereof) and 22 billion shares represent
an interest in the Portfolio (or class thereof).   A share of a Portfolio (or
class) represents an equal proportionate interest in such Portfolio (or class) with each other share of that Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that Portfolio (or class). Additional information concerning the rights of share ownership is set forth in the Prospectus.

     The assets received by the Fund for the issue or sale of shares of each of the Portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each of the Portfolios are segregated and are charged with the expenses with respect to that Portfolio and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of each of the Portfolios, certain expenses may be legally chargeable against the assets of the entire Fund.

     The Charter provides that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Fund shall indemnify and advance expenses to its current and former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Fund shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Fund to the fullest extent permitted by the Maryland General Corporation Law.

     As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares of the Fund, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

     The directors and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

     *CHARLES T. BAUER, Director and Chairman (76)

     Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Venture Co.

     BRUCE L. CROCKETT, Director (51)
     COMSAT Corporation
     6560 Rock Spring Drive
     Bethesda, MD  20817

     Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

     OWEN DALY II, Director (71)
     Six Blythewood Road
     Baltimore, MD 21210

     Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable Bancorporation.

     **CARL FRISCHLlNG, Director (58)
     919 Third Avenue
     New York, NY 10022

     Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).


---------------------
* A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

** A director who is an "interested person" of the Fund as defined in the 1940 Act.

     ***ROBERT H. GRAHAM, Director and President (49)

     Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.

     JOHN F. KROEGER, Director (71)
     24875 Swan Road - Martingham
     Box 464
     St. Michaels, MD 21663

     Trustee, Flag Investors International Fund, Inc.; and Director, Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

     LEWIS F. PENNOCK, Director (53)
     8955 Katy Freeway, Suite 204
     Houston, TX 77024

     Attorney in private practice in Houston, Texas.

     IAN W. ROBINSON, Director (72)
     183 River Drive
     Tequesta, FL 33469

     Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

     LOUIS S. SKLAR, Director (56)
     Transco Tower, 50th Floor
     2800 Post Oak Blvd.
     Houston, TX 77056

     Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).

-----------------------
*** A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

     ****JOHN J. ARTHUR, Senior Vice President and Treasurer (51)

     Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.

     GARY T. CRUM, Senior Vice President (48)

     Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

     ****CAROL F. RELIHAN, Vice President and Secretary (41)

     Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; Vice President and Secretary, A I M Distributors, Inc., A I M Global Associates, Inc. and A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.

     DANA R. SUTTON, Vice President and Assistant Treasurer (36)

     Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

     MELVILLE B. COX, Vice President (52)

     Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.

     KAREN DUNN KELLEY, Vice President (35)

     Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.

     J. ABBOTT SPRAGUE, Vice President (40)

     Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Management Group Inc.

     The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Portfolio's auditors to review audit

----------------------
**** Mr. Arthur and Ms. Relihan are married to each other.

procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Portfolio's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Fund maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     All of the Fund's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. Most of the Fund's executive officers hold similar offices with some or all of such investment companies.

Remuneration of Directors

     Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. The directors of the Fund who do not serve as officers of the Fund are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Fund"). Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each director of the Fund:

                                                Retirement
                                                 Benefits           Total
                               Aggregate         Accrued         Compensation
         Director             Compensation      by all AIM       from all AIM
                              from Fund(1)       Funds(2)          Funds(3)
--------------------------------------------------------------------------------
Charles T. Bauer                     $  -0-        $   -0-            $   -0-
--------------------------------------------------------------------------------
Bruce L. Crockett                     4,393          2,814             45,094
--------------------------------------------------------------------------------
Owen Daly II                          4,423         14,375             45,844
--------------------------------------------------------------------------------
Carl Frischling                       4,393          7,542             45,094
--------------------------------------------------------------------------------
Robert H. Graham                        -0-            -0-                -0-
--------------------------------------------------------------------------------
John F. Kroeger                       4,423         20,517             45,844
--------------------------------------------------------------------------------
Lewis F. Pennock                      4,423          5,093             45,844
--------------------------------------------------------------------------------
Ian W. Robinson                       4,353         10,396             45,094
--------------------------------------------------------------------------------
Louis S. Sklar                        4,353          4,682             45,094
================================================================================

----------------------

(1) The total amount of compensation deferred by all Directors of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $18,174.

(2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Company in respect of such retirement benefits was $11,985. Data as compensation earned for the calendar year ended
      December 31, 1994.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

     Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the AIM Funds. Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Director's compensation paid by the AIM Funds multiplied by the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

     Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7 and 5 years, respectively.


                                           Annual Compensation Paid By
                                                  All AIM Funds

Number of Years of Service with
the AIM Funds                                      $60,000        $65,000
                                     =====================================

                                        10         $30,000        $32,500
                                     -------------------------------------
                                         9         $27,000        $29,250
                                     -------------------------------------
                                         8         $24,000        $26,000
                                     -------------------------------------
                                         7         $21,000        $22,750
                                     -------------------------------------
                                         6         $18,000        $19,500
                                     -------------------------------------
                                         5         $15,000        $16,250
                                     =====================================

DEFERRED COMPENSATION AGREEMENTS

     Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

     During the fiscal year ended August 31, 1995, $42,334 in directors' fees and expenses were allocated to the Portfolio.

     During the year ended August 31, 1995, the Portfolio paid legal fees of $3,247 for services rendered by Reid & Priest as counsel to the Board of Directors. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Directors. During the year ended August 31, 1995, the Portfolio paid legal fees of $10,128 for services rendered by that firm as counsel. A director of the Fund is a partner of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel and was a partner of the firm of Reid & Priest prior to September 1994.

INVESTMENT ADVISOR

     AIM, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). A prior investment advisory agreement (the "Prior Advisory Agreement") with substantially identical terms (including the fee schedules) to the Advisory Agreement was previously in effect with respect to the Predecessor Portfolio.

     AIM was organized in 1976 and, together with its affiliates, advises or manages 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."

     AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Directors. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     As compensation for its services, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

               Net Assets                                  Rate
               ----------                                  ----
               First $100 million                         0.20%
               Over $100 million to $200 million          0.15%
               Over $200 million to $300 million          0.10%
               Over $300 million to $1.5 billion          0.06%
               Over $1.5 billion                          0.05%

          The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

          The Advisory Agreement provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Fund has entered into the Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrator".

          For the fiscal years ended August 31, 1995, 1994 and 1993, AIM received fees pursuant to the Advisory Agreement with respect to the Portfolio (and the Predecessor Portfolio) in the amounts of $2,567,762, $2,599,662 and $2,647,096, respectively.

          The Advisory Agreement will continue in effect until June 30, 1996, and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

ADMINISTRATOR

          AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement"). In addition, AIM and A I M Institutional Fund Services, Inc. ("AIFS") entered into an administrative services agreement, dated as of September 16, 1994 (the "AIFS Administrative Services Agreement").

          Under the Administrative Services Agreement, AIM has agreed to perform or arrange for the performance of certain accounting and other administrative services for the Portfolio which are not required to be performed by AIM under the Advisory Agreement. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including the cost of applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Directors.

          The AIFS Administrative Services Agreement between AIM and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, provided that AIFS could perform certain shareholder services for the Portfolio. For such services, AIFS was entitled to receive from AIM reimbursement of its costs
associated with the Class.    The AIFS Administrative Services Agreement was
terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995 AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $48,210.

          Under the terms of the Prior Advisory Agreement, AIM was reimbursed for the fiscal year ended August 31, 1993 in the amount of $94,922 for fund accounting services for the Portfolio. Pursuant to the Administrative Services Agreement, A I M was reimbursed for the fiscal years ended August 31, 1995 and 1994 in the amounts of $154,963 and $106,109, respectively, for fund accounting services for the Portfolio. For the period from August 31, 1994 through June 30, 1995 and for the period from June 1, 1994 through August 31, 1994, AIFS or its affiliates received shareholder services fees from AIM with respect to the Portfolio in the amounts of $95,254 and $14,651, respectively.

EXPENSES

          Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

          Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios based upon the relative net assets of each such class. The expenses of the Portfolio are deducted from its total income before dividends are paid. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

          The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.

          A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 serves as a transfer agent and dividend disbursing agent for the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by AIFS and the Fund.

REPORTS

          The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held by the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

PRINCIPAL HOLDERS OF SECURITIES

          PRIME PORTFOLIO

          To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of October 25, 1995, and the percentage of the Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                                PERCENT
                  NAME AND ADDRESS              OWNED OF
                  OF RECORD OWNER             RECORD ONLY*
                  ---------------             ------------
INSTITUTIONAL CLASS
-------------------

NationsBank of Texas                            13.81%
P.O. Box 831000
Dallas, TX 75283-1000

U.S. Bank of Oregon                             13.23%
321 Southwest 6th Street
Portland, OR 97208

Trust Company Bank                               8.19%
P.O. Box 105504
Atlanta, GA 30348

Texas Commerce Bank                              7.62%
P.O. Box 2558
Houston, TX 77252-8098

Boatmen's Trust Company                          7.27%
100 North Broadway
St. Louis, MO 63101

Frost National Bank                              7.26%
P.O. Box 1600
San Antonio, TX 78296


-------------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                PERCENT
                  NAME AND ADDRESS              OWNED OF
                  OF RECORD OWNER             RECORD ONLY*
                  ---------------             ------------
PRIVATE INVESTMENT CLASS
------------------------

Huntington Capital Corporation                  71.90%**
41 South High Street
Columbus, OH 43287

Var & Co.                                       17.39%
180 East 5th Street
St. Paul, MN 55101

Frost National Bank                              6.94%
P.O. Box 1600
San Antonio, TX 78296

                                                PERCENT
                  NAME AND ADDRESS              OWNED OF
                  OF RECORD OWNER             RECORD ONLY*
                  ---------------             ------------
PERSONAL INVESTMENT CLASS
-------------------------

Bank of New York                                67.37%**
440 Manaroneck Ave.
Harrison, NY 10528

Cullen/Frost Discount Brokers                   30.94%**
P.O. Box 2358
San Antonio, TX 78299

                                                PERCENT
                  NAME AND ADDRESS              OWNED OF
                  OF RECORD OWNER             RECORD ONLY*
                  ---------------             ------------
CASH MANAGEMENT CLASS
---------------------

Piper Jaffray As Agent For Customer             35.24%**
101 California Street
Suite 1150
San Francisco, CA 94111

-------------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                PERCENT
                  NAME AND ADDRESS              OWNED OF
                  OF RECORD OWNER             RECORD ONLY*
                  ---------------             ------------
Piper Jaffray As Agent For Customer             29.49%**
P.O. Box 160727
Sacramento, CA 95816-0727

Bank Of New York                                10.75%
One Wall Street
New York, NY 10286

Citibank As Agent For Customer                   8.38%
120 Wall Street 13th Floor
New York, NY 10043

RESOURCE CLASS
--------------

          AIM provided the initial capitalization of the Resource Class of the Prime Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Resource Class of the Prime Portfolio. Although the Resource Class of the Prime Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Prime Portfolio that are outstanding, it may be presumed to be in "control" of the Resource Class of the Prime Portfolio, as defined in the 1940 Act.

LIQUID ASSETS PORTFOLIO

          To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of October 25, 1995, the percentage of the Liquid Assets Portfolio's outstanding shares owned by such shareholders as of such date are as follows:






-------------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                PERCENT
                  NAME AND ADDRESS              OWNED OF
                  OF RECORD OWNER             RECORD ONLY*
                  ---------------             ------------
INSTITUTIONAL CLASS
-------------------

Trust Company Bank                              20.96%
P.O. Box 105504
Atlanta, GA 30348

Wachovia Bank & Trust                           14.33%
P.O. Box 3075
Winston-Salem, NC 27150

NationsBank Dallas                              11.09%
P.O. Box 831000
Dallas, TX 75283-1000

Society National Bank                            7.57%
127 Public Square
Cleveland, OH 44114-1306

Boatmen's Trust Company                          6.56%
100 North Broadway
St. Louis, MO 63102

Firstar Bank of Madison                          5.41%
P.O. Box 7900
Madison, WI 53707

PRIVATE INVESTMENT CLASS
------------------------

          AIM provided the initial capitalization of the Private Investment Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Private Investment Class of the Liquid Assets Portfolio. Although the Private Investment Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Private Investment Class of the Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Private Investment Class of the Liquid Assets Portfolio, as defined in the 1940 Act.




-------------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

CASH MANAGEMENT CLASS
---------------------

          AIM provided the initial capitalization of the Cash Management Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Cash Management Class of the Liquid Assets Portfolio. Although the Cash Management Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Cash Management Class of the Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Cash Management Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

          To the best of the knowledge of the Fund, as of October 25, 1995, the directors and officers of the Fund beneficially owned less than 1% of any portfolio's outstanding shares.


                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

          Shares of the Class are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

          The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Fund's Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

          The Fund's Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

          The Fund has entered into a Master Distribution Agreement dated October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information about the Fund -- Directors and Officers" and "General Information about the Fund -- Investment Advisor" for information as to the affiliation of certain directors and officers of the Fund with FMC, AIM and AIM Management.

          The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of the Class either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Class.

          The Distribution Agreement will continue in effect until June 30, 1996, and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

DISTRIBUTION PLAN

          The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of the shares of the Class. These services may include among other things: (i) answering customer inquiries regarding the Class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash accounting balances in shares of the Class; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the Class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

          For the fiscal year ended August 31, 1995, FMC received compensation pursuant to the Plan in the amount of $413,064, or an amount equal to 0.50% of the average daily net assets of the Class. Of such amount, $319,720 (or an amount equal to 0.39% the average daily net assets of the Class) was paid to dealers and financial institutions and $93,344 (or an amount equal to 0.11% of the average daily net assets of the Class) was retained by FMC.

          FMC is a wholly-owned subsidiary of AIM, which is a wholly-owned subsidiary of AIM Management. Charles T. Bauer, a Director and Chairman of the Fund and Robert H. Graham, a Director and President of the Fund, own shares of AIM Management.

BANKING REGULATIONS

          The Glass-Steagall Act and other applicable laws or regulations among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

          In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

          In order to permit the sale of the Fund's shares in certain states, the Fund may from time to time make commitments more restrictive than the restrictions described herein. These restrictions are not matters of fundamental policy, and should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the states involved.

          To permit the sale of shares of the Fund in Texas, the Fund will limit its investment in securities which are not readily marketable to 15% of its net assets.

PERFORMANCE INFORMATION

          As stated under the caption "Yield Information" in the Prospectus, yield information for the Class may be obtained by calling the Fund at (800) 877-4744. The current yield quoted will be the net average annualized yield for an identified period. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for the Class that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

          For the seven-day period ended August 31, 1995, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) for the Class were 5.26% and 5.40%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

          The Fund may compare the performance of the Class or the performance of securities in which the Portfolio may invest to:

          . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

          . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report(R) of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

          . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          . other fixed-income investments such as Certificates of Deposit ("CDs").

          The principal value and interest rate of CDs and money market securities are fixed at the time of purchase, whereas the Class's yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

          The Fund may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

SUSPENSION OF REDEMPTION RIGHTS

          The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.


                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

          The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of London branches of domestic banks having total assets of $1.5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of United Kingdom withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

          Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than 5% of its total assets in securities issued by the issuer of the security, provided that such a fund may invest more than 5% of its total assets in the First Tier securities of a single issuer for a period of up to three business days after the purchase thereof if the money market fund is a diversified investment company, provided further, that the fund may not make more than one investment in accordance with the foregoing proviso at any time. Under Rule 2a-7, for purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by Requisite NRSROs(1).

          The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

ELIGIBLE SECURITIES

          Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, defines an "Eligible Security" as follows:

               (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

               (ii) a security:

                    (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less, and


                    (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or



--------------------------
(1) "Requisite NRSO" means (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer of such security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp. ("S&P"), Moody's Investors Service, Inc. ("Moody's), Duff and Phelps, Inc., Fitch Investors Services, Inc. ("Fitch") and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

                (iii) an unrated security(2) that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

                (A) the Board of Directors may base its determination that a standby commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

COMMERCIAL PAPER RATINGS

          The following is a description of the factors underlying the commercial paper ratings of Moody's, S&P and Fitch.

          MOODY'S -- The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

          S&P -- Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

          FITCH -- Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch's short-term ratings are as follows:



-------------------------------

(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

          Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      F-2

          Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1."


                             Plus(+) and Minus (-)

Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

                                      LOC

          The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

          The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

          MOODY'S -- The following are the two highest bond ratings of Moody's.

                                      Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

          S&P -- The following are the two highest bond ratings of S&P.

                                      AAA

          Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                       AA

          Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

          FITCH -- Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

          The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

          Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

          Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

          Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

          Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1."

INVESTMENT RESTRICTIONS

          As a matter of fundamental policy which may not be changed without the approval of a majority of the outstanding shares of the Portfolio (as that term is defined under "General Information about the Fund -- The Fund and its Shares"), the Portfolio may not:

               (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

               (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time;

               (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

               (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33 1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

               (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

               (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

               (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

               (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

               (9) invest in any obligation not payable as to principal and interest in United States currency; or

               (10) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

          The following investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors of the Fund without shareholder approval. The Portfolio does not intend to invest in companies for the purpose of exercising control or management.

          State Law Restrictions The Fund may, from time to time in order to qualify shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. Pursuant to an undertaking made to the Ohio Division of Securities, the Portfolio will not purchase the securities of an issuer if the officers or directors of the Fund who own more than 0.5% of the securities of the issuer together own beneficially more than 5% of the securities of such issuer.

                            PORTFOLIO TRANSACTIONS

          AIM is responsible for decisions to buy and sell securities for the Portfolio, for selection of broker-dealers and for negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

          The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The investment policy of the Portfolio requires that investments mature within 60 days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

          AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.

          From time to time, the Fund may sell a security to, or purchase a security from, an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

          Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Portfolio to engage in certain transactions with such 5% holder, if the Portfolio complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

          AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchased on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

          Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolio as a principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Fund's Board of Directors and such purchase is reviewed at least quarterly by the Fund's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by other performing similar services. During the fiscal year ended August 31, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.


                                  TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY

          The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

          In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gains if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

          In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

          If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

          A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

          The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

          Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

          Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made.
However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

          The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends and, in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

          The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                             FINANCIAL STATEMENTS



                                      FS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.

                                 /s/ KPMG Peat Marwick LLP

                                 KPMG Peat Marwick LLP

Houston, Texas
October 6, 1995

SCHEDULE OF INVESTMENTS

August 31, 1995

                                      MATURITY PAR (000)     VALUE
COMMERCIAL PAPER - 71.82%(a)
BASIC INDUSTRIES - 0.30%

MULTIPLE INDUSTRY - 0.30%

Philip Morris Companies, Inc.
5.75%                                 10/04/95 $ 12,500  $  12,434,115
----------------------------------------------------------------------
    Total Basic Industries                                  12,434,115
----------------------------------------------------------------------

BUSINESS SERVICES - 5.90%

POLLUTION CONTROL SERVICES - 2.15%

Browning-Ferris Industries, Inc.
5.69%                                 09/08/95   20,000     19,977,872
----------------------------------------------------------------------
5.75%                                 09/15/95   18,000     17,959,750
----------------------------------------------------------------------
5.73%                                 09/18/95   20,000     19,945,883
----------------------------------------------------------------------
5.75%                                 09/19/95   12,700     12,663,487
----------------------------------------------------------------------
5.73%                                 09/22/95   20,000     19,933,150
----------------------------------------------------------------------
                                                            90,480,142
----------------------------------------------------------------------

MISCELLANEOUS - 3.75%

Donnelley (R.R.) & Sons Co.
5.73%                                 09/22/95   53,000     52,822,848
----------------------------------------------------------------------
PHH Corp.
5.75%                                 09/13/95   47,100     47,009,725
----------------------------------------------------------------------
5.75%                                 10/11/95   58,000     57,629,445
----------------------------------------------------------------------
                                                           157,462,018
----------------------------------------------------------------------
    Total Business Services                                247,942,160
----------------------------------------------------------------------

CAPITAL GOODS - 2.35%

COMPUTERS & OFFICE EQUIPMENT - 1.40%

Xerox Corp.
5.75%                                 10/04/95   31,025     30,861,472
----------------------------------------------------------------------
Xerox Credit Corp.
5.73%                                 09/19/95   11,000     10,968,485
----------------------------------------------------------------------
5.74%                                 10/05/95   16,981     16,888,944
----------------------------------------------------------------------
                                                            58,718,901
----------------------------------------------------------------------

MACHINERY - 0.95%

Dover Corp.
5.75%                                 09/11/95   14,000     13,977,639
----------------------------------------------------------------------
5.75%                                 09/25/95   15,000     14,942,500
----------------------------------------------------------------------
5.77%                                 10/02/95   11,191     11,135,396
----------------------------------------------------------------------
                                                            40,055,535
----------------------------------------------------------------------
    Total Capital Goods                                     98,774,436
----------------------------------------------------------------------

                                  MATURITY PAR (000)     VALUE
CONSUMER DURABLES - 2.52%

AUTOMOBILE - 2.52%

Daimler-Benz North America Corp.
5.68%                             09/08/95 $ 66,000  $   65,927,107
-------------------------------------------------------------------
Toyota Motor Credit Corp.
5.75%                             10/06/95   40,000      39,776,389
-------------------------------------------------------------------
    Total Consumer Durables                             105,703,496
-------------------------------------------------------------------

CONSUMER NONDURABLES - 3.32%

HOUSEHOLD PRODUCTS - 3.32%

Colgate-Palmolive Co.
5.70%                             09/15/95   61,550      61,413,564
-------------------------------------------------------------------
5.71%                             09/18/95   20,000      19,946,072
-------------------------------------------------------------------
5.72%                             09/20/95   19,500      19,441,132
-------------------------------------------------------------------
5.72%                             09/21/95   38,800      38,676,702
-------------------------------------------------------------------
    Total Consumer Nondurables                          139,477,470
-------------------------------------------------------------------

CONSUMER SERVICES - 2.91%

MISCELLANEOUS - 2.91%

USL Capital Corp.
5.73%                             09/07/95   21,000      20,979,945
-------------------------------------------------------------------
5.74%                             09/07/95   21,000      20,979,910
-------------------------------------------------------------------
5.73%                             09/19/95    9,000       8,974,215
-------------------------------------------------------------------
5.77%                             09/21/95   15,500      15,450,314
-------------------------------------------------------------------
5.73%                             10/05/95   31,016      30,848,152
-------------------------------------------------------------------
5.74%                             10/13/95   25,000      24,832,583
-------------------------------------------------------------------
    Total Consumer Services                             122,065,119
-------------------------------------------------------------------

ENERGY - 3.31%

NATURAL GAS - 1.45%

Colonial Pipeline Co.
5.72%                             09/12/95   15,000      14,973,783
-------------------------------------------------------------------
5.72%                             09/19/95   13,800      13,760,532
-------------------------------------------------------------------
5.76%                             09/28/95   12,000      11,948,160
-------------------------------------------------------------------
5.78%                             09/29/95   20,100      20,009,639
-------------------------------------------------------------------
                                                         60,692,114
-------------------------------------------------------------------

OIL & GAS - 1.86%

ARCO Coal Australia Inc.
5.69%                             09/12/95    9,501       9,484,482
-------------------------------------------------------------------
5.70%                             09/14/95   12,489      12,463,293
-------------------------------------------------------------------
5.75%                             09/15/95   14,788      14,754,932
-------------------------------------------------------------------
5.72%                             10/10/95   12,507      12,429,498
-------------------------------------------------------------------

                                                   PAR
                                        MATURITY  (000)       VALUE
ENERGY--(continued)

OIL & GAS - (CONTINUED)

Mobil Australia Finance Company, Inc.
5.68%                                   09/01/95 $ 29,088 $   29,088,000
------------------------------------------------------------------------
                                                              78,220,205
------------------------------------------------------------------------
    Total Energy                                             138,912,319
------------------------------------------------------------------------

FINANCIAL - 47.89%

ASSET-BACKED SECURITIES - 22.81%

Asset Securitization Cooperative Corp.
5.70%                                   09/08/95   55,000     54,939,041
------------------------------------------------------------------------
5.72%                                   09/22/95   10,000      9,966,633
------------------------------------------------------------------------
5.72%                                   10/26/95   55,000     54,519,361
------------------------------------------------------------------------
5.71%                                   10/27/95   30,000     29,733,533
------------------------------------------------------------------------
Ciesco, L.P.
5.73%                                   09/06/95   15,000     14,988,063
------------------------------------------------------------------------
5.72%                                   10/18/95   40,000     39,701,289
------------------------------------------------------------------------
Clipper Receivables Corp.
5.77%                                   09/12/95   50,000     49,911,848
------------------------------------------------------------------------
5.77%                                   09/13/95   28,911     28,855,394
------------------------------------------------------------------------
5.77%                                   09/14/95   17,227     17,191,106
------------------------------------------------------------------------
5.77%                                   09/19/95   57,000     56,835,555
------------------------------------------------------------------------
5.77%                                   09/25/95   19,000     18,926,913
------------------------------------------------------------------------
Corporate Asset Funding Co. Inc.
5.73%                                   09/06/95   32,900     32,873,817
------------------------------------------------------------------------
5.74%                                   09/07/95   25,000     24,976,083
------------------------------------------------------------------------
Delaware Funding Corp.
5.72%                                   09/18/95   16,228     16,184,166
------------------------------------------------------------------------
5.76%                                   09/25/95   12,134     12,087,405
------------------------------------------------------------------------
Eiger Capital Corp.
5.75%                                   09/14/95   27,540     27,482,816
------------------------------------------------------------------------
Falcon Asset Securitization Corp.
5.76%                                   09/11/95   15,325     15,300,480
------------------------------------------------------------------------
5.77%                                   09/20/95   25,000     24,923,868
------------------------------------------------------------------------
5.74%                                   10/04/95   31,425     31,259,653
------------------------------------------------------------------------
5.75%                                   10/04/95   15,050     14,970,674
------------------------------------------------------------------------
5.74%                                   10/12/95   15,825     15,721,548
------------------------------------------------------------------------
Matterhorn Capital Corp.
5.75%                                   09/27/95   31,016     30,887,197
------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE
FINANCIAL--(continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Preferred Receivables Funding Corp.
5.70%                                  09/08/95 $ 11,375  $   11,362,393
------------------------------------------------------------------------
5.73%                                  09/14/95   20,875      20,831,806
------------------------------------------------------------------------
5.73%                                  09/18/95   30,125      30,043,487
------------------------------------------------------------------------
5.75%                                  10/05/95   81,275      80,833,633
------------------------------------------------------------------------
5.73%                                  10/20/95   30,125      29,890,050
------------------------------------------------------------------------
Sheffield Receivables Corp.
5.72%                                  09/06/95   25,800      25,779,503
------------------------------------------------------------------------
5.71%                                  09/12/95   24,700      24,656,905
------------------------------------------------------------------------
5.77%                                  09/13/95   46,000      45,911,528
------------------------------------------------------------------------
5.77%                                  09/14/95   40,000      39,916,656
------------------------------------------------------------------------
5.73%                                  09/19/95   26,900      26,822,931
------------------------------------------------------------------------
                                                             958,285,335
------------------------------------------------------------------------

BUSINESS CREDIT - 4.08%

CIT Group Holdings, Inc.
5.68%                                  09/06/95   30,000      29,976,333
------------------------------------------------------------------------
5.68%                                  09/07/95   30,000      29,971,600
------------------------------------------------------------------------
5.72%                                  09/21/95   75,000      74,761,667
------------------------------------------------------------------------
5.72%                                  10/20/95   37,000      36,711,934
------------------------------------------------------------------------
                                                             171,421,534
------------------------------------------------------------------------

INSURANCE - 2.33%

MetLife Funding, Inc.
5.72%                                  09/22/95   50,000      49,833,166
------------------------------------------------------------------------
5.74%                                  10/12/95   48,211      47,895,834
------------------------------------------------------------------------
                                                              97,729,000
------------------------------------------------------------------------

PERSONAL CREDIT - 7.68%

Associates Corp. of North America
5.73%                                  10/18/95   50,000      49,625,958
------------------------------------------------------------------------
5.73%                                  10/19/95  100,000      99,236,000
------------------------------------------------------------------------
AVCO Financial Services, Inc.
5.70%                                  09/15/95   50,000      49,889,167
------------------------------------------------------------------------

                                   MATURITY PAR (000)     VALUE
FINANCIAL - (continued)

PERSONAL CREDIT - (CONTINUED)

Household Finance Corp.
5.75%                              10/12/95 $ 50,000  $   49,672,569
--------------------------------------------------------------------
5.73%                              10/20/95   50,000      49,610,042
--------------------------------------------------------------------
Student Loan Corp.
5.73%                              10/20/95   25,000      24,805,021
--------------------------------------------------------------------
                                                         322,838,757
--------------------------------------------------------------------

MISCELLANEOUS - 7.10%

Hertz Corp. (The)
5.69%                              09/07/95   25,000      24,976,292
--------------------------------------------------------------------
5.68%                              09/08/95   20,000      19,977,911
--------------------------------------------------------------------
5.70%                              09/18/95   81,000      80,781,975
--------------------------------------------------------------------
5.72%                              10/06/95   35,000      34,805,361
--------------------------------------------------------------------
5.75%                              10/13/95   11,500      11,422,854
--------------------------------------------------------------------
International Lease Finance Corp.
5.70%                              09/15/95   19,000      18,957,883
--------------------------------------------------------------------
5.71%                              09/25/95   18,500      18,429,577
--------------------------------------------------------------------
5.72%                              10/05/95    6,570       6,534,507
--------------------------------------------------------------------
5.72%                              10/06/95   38,900      38,683,673
--------------------------------------------------------------------
5.73%                              10/13/95   44,000      43,705,860
--------------------------------------------------------------------
                                                         298,275,893
--------------------------------------------------------------------

MULTIPLE INDUSTRY - 3.89%

General Electric Capital Corp.
5.74%                              09/07/95   23,500      23,477,518
--------------------------------------------------------------------
5.72%                              09/20/95  100,000      99,698,110
--------------------------------------------------------------------
5.71%                              10/06/95   40,500      40,275,169
--------------------------------------------------------------------
                                                         163,450,797
--------------------------------------------------------------------
    Total Financial                                    2,012,001,316
--------------------------------------------------------------------

OTHER - 3.32%

DIVERSIFIED - 3.32%

BTR Dunlop Finance Inc.
5.69%                              09/12/95   20,424      20,388,491
--------------------------------------------------------------------
5.73%                              09/22/95   23,224      23,146,374
--------------------------------------------------------------------
5.72%                              10/10/95   26,556      26,391,441
--------------------------------------------------------------------
5.74%                              10/13/95   26,759      26,579,804
--------------------------------------------------------------------

                                                       PAR
                                            MATURITY  (000)       VALUE
OTHER--(continued)

DIVERSIFIED - (CONTINUED)

Cargill Inc.
5.69%                                       09/08/95 $ 12,000 $   11,986,724
----------------------------------------------------------------------------
5.70%                                       09/11/95   16,300     16,274,192
----------------------------------------------------------------------------
5.73%                                       09/22/95   15,000     14,949,863
----------------------------------------------------------------------------
    Total Other                                                  139,716,889
----------------------------------------------------------------------------
    Total Commercial Paper                                     3,017,027,320
----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 4.06%

Citicorp Securities, Inc.(b)
6.063%                                      09/13/95    6,000      6,000,000
----------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.(c)
5.988%                                      10/16/95   87,500     87,500,000
----------------------------------------------------------------------------
Morgan Stanley Group, Inc.(d)
5.893%                                      01/29/96   77,000     77,000,000
----------------------------------------------------------------------------
    Total Master Note Agreements                                 170,500,000
----------------------------------------------------------------------------

PROMISSORY NOTE AGREEMENTS - 1.78%

Goldman, Sachs & Co.(e)
5.913%                                      01/29/96   75,000     75,000,000
----------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                               3,262,527,320
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 22.77%(f)

BT Securities Corp.(g)
5.83%                                          --      50,000     50,000,000
----------------------------------------------------------------------------
Daiwa Securities America, Inc.(h)
5.84%                                       09/01/95   91,528     91,528,472
----------------------------------------------------------------------------
Fuji Securities Inc.(i)
5.87%                                          --     115,000    115,000,000
----------------------------------------------------------------------------
Nesbitt Burns Securities, Inc.(j)
5.86%                                          --     100,000    100,000,000
----------------------------------------------------------------------------
Nikko Securities Co., Ltd.(k)
5.87%                                       09/01/95  200,000    200,000,000
----------------------------------------------------------------------------
Nomura Securities Co., Ltd.(l)
5.85%                                       09/01/95  100,000    100,000,000
----------------------------------------------------------------------------
SBC Government Securities, Inc.(m)
5.87%                                          --     200,000    200,000,000
----------------------------------------------------------------------------
UBS Securities Inc.(n)
5.85%                                          --     100,000    100,000,000
----------------------------------------------------------------------------

                                                        VALUE
    Total Repurchase Agreements                     $  956,528,472
---------------------------------------------------------------------
    TOTAL INVESTMENTS - 100.43%                      4,219,055,792(o)
---------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES - (0.43)%            (17,975,680)
---------------------------------------------------------------------
    NET ASSETS - 100%                               $4,201,080,112
=====================================================================

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven calendar days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(d) Master Note Purchase Agreement may be terminated by either party upon three business days' notice, at which time all amounts outstanding under the notes purchased under the Master Note Purchase Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(e) The Portfolio may demand prepayment of Note upon seven calendar days' notice. Interest rates on promissory notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(f) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(g) Open repurchase agreement entered into 02/27/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $95,150,000 U.S. Treasury STRIPS, due 08/15/04 to 08/15/05.
(h) Joint repurchase agreement entered into 08/31/95 with a maturing value of $209,464,857. Collateralized by $204,224,000 U.S. Treasury obligations, 0% to 10.75% due 11/30/95 to 05/15/16.
(i) Open joint repurchase agreement entered into 12/12/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $332,491,000 U.S. Treasury obligations, 0% to 9.25% due 05/15/97 to 02/15/16.
(j) Open joint repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $270,681,000 U.S. Treasury STRIPS, due 11/15/95 to 11/15/21.
(k) Entered into 08/31/95 with a maturing value of $200,032,611. Collateralized by $271,592,502 U.S. Government agency obligations, 6.583% to 9.50% due 09/01/98 to 08/01/25.
(l) Entered into 08/31/95 with a maturing value of $100,016,250. Collateralized by $102,805,000 U.S. Government agency obligations, 0% to 8.25% due 10/02/95 to 05/12/05.
(m) Open repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $232,765,728 U.S. Government agency obligations, 5.997% to 9.00% due 11/01/21 to 02/01/31 and $8,000,000 U.S. Treasury Bills due
    03/07/96.
(n) Open joint repurchase agreement entered into 08/18/95; however, either party may terminate the agreement upon demand. Collateralized by $249,645,000 U.S. Treasury Bills, due 12/14/95 to 01/18/96.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1995

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $3,262,527,320
------------------------------------------------------------------------
Repurchase agreements                                        956,528,472
------------------------------------------------------------------------
Interest receivable                                            1,395,798
------------------------------------------------------------------------
Investment for deferred compensation plan                         31,965
------------------------------------------------------------------------
Other assets                                                   1,351,229
------------------------------------------------------------------------
  Total assets                                             4,221,834,784
------------------------------------------------------------------------

LIABILITIES:

Dividends payable                                             20,375,980
------------------------------------------------------------------------
Deferred compensation payable                                     31,965
------------------------------------------------------------------------
Accrued advisory fees                                            213,136
------------------------------------------------------------------------
Accrued distribution fees                                         88,951
------------------------------------------------------------------------
Accrued transfer agent fees                                        5,493
------------------------------------------------------------------------
Accrued operating expenses                                        39,147
------------------------------------------------------------------------
  Total liabilities                                           20,754,672
------------------------------------------------------------------------

NET ASSETS                                                $4,201,080,112

========================================================================

NET ASSETS:

Institutional Class                                       $3,752,693,248
========================================================================
Private Investment Class                                  $  154,277,704
========================================================================
Personal Investment Class                                 $   99,630,235
========================================================================
Cash Management Class                                     $  194,478,925
========================================================================

NET ASSET VALUE PER SHARE:

Shares outstanding, $0.001 par value per share:
Institutional Class                                        3,752,704,848
========================================================================
Private Investment Class                                     154,278,185
========================================================================
Personal Investment Class                                     99,629,606
========================================================================
Cash Management Class                                        194,479,527
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1995

INVESTMENT INCOME:

Interest income                                       $246,526,258
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            2,567,762
-------------------------------------------------------------------
Custodian fees                                             329,212
-------------------------------------------------------------------
Administrative services fees                               250,216
-------------------------------------------------------------------
Directors' fees and expenses                                42,334
-------------------------------------------------------------------
Transfer agent fees                                         89,684
-------------------------------------------------------------------
Registration fees                                          262,523
-------------------------------------------------------------------
Distribution fees (Note 2)                                 795,232
-------------------------------------------------------------------
Other                                                      348,810
-------------------------------------------------------------------
  Total expenses                                         4,685,773
-------------------------------------------------------------------
Less expenses assumed by advisor                           (50,900)
===================================================================
  Net expenses                                           4,634,873
===================================================================
Net investment income                                  241,891,385
===================================================================
Net increase in net assets resulting from operations  $241,891,385
===================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1995 and 1994

                                                  1995            1994
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $  241,891,385  $  155,832,059
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   241,891,385     155,832,059
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                             (241,891,385)   (155,832,059)
----------------------------------------------------------------------------
Share transactions-net                           86,066,761    (253,692,887)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets          86,066,761    (253,692,887)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         4,115,013,351   4,368,706,238
----------------------------------------------------------------------------
  End of period                              $4,201,080,112  $4,115,013,351
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $4,201,092,165  $4,115,025,404
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                             (12,053)        (12,053)
----------------------------------------------------------------------------
                                             $4,201,080,112  $4,115,013,351
============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, the Prime Portfolio, which offers separate classes of shares, and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"). The assets, liabilities and operations of each portfolio are accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, and the Cash Management Class.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio invests only in securities which have maturities of sixty days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                        RATE
-----------------------------------------------------------------------
First $100 million                                                0.20%
-----------------------------------------------------------------------
Over $100 million to $200 million                                 0.15%
-----------------------------------------------------------------------
Over $200 million to $300 million                                 0.10%
-----------------------------------------------------------------------
Over $300 million to $1.5 billion                                 0.06%
-----------------------------------------------------------------------
Over $1.5 billion                                                 0.05%
-----------------------------------------------------------------------

 AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $14,000 on the Prime Portfolio-Private Investment Class, $13,300 on the Prime Portfolio-Personal Investment Class and $23,600 on the Prime Portfolio-Cash Management Class during the year ended August 31, 1995.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $154,963 for such services. During the year ended August 31, 1995, the Fund paid A I M Institutional Fund

Services, Inc. ("AIFS") $143,464 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Portfolio.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class and the Cash Management Class of the Portfolio. The Plan provides that the Portfolio's Private Investment Class, the Personal Investment Class and the Cash Management Class may pay up to a 0.50%, 0.75% and 0.10%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class and (b) 0.10% of the average daily net assets of the Cash Management Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class or the Cash Management Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1995, the Prime Portfolio-Private Investment Class, the Prime Portfolio-Personal Investment Class and Prime Portfolio-Cash Management Class accrued $367,522, $413,064 and $14,646, respectively, for compensation to FMC under the Plan. Certain officers and directors of the Fund are officers of AIM, FMC and AIFS.
 During the year ended August 31, 1995, the Portfolio paid legal fees of $3,247 for services rendered by Reid & Priest as counsel to the Board of Directors. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Directors. During the year ended August 31, 1995, the Portfolio paid legal fees of $10,128 for services rendered by that firm as counsel. A director of the Fund is a member of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel and was a member of the firm of Reid & Priest prior to September 1994.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 1995 and 1994 were as follows:

                                      1995                              1994
                         --------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT
                         ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class     30,516,627,315  $30,516,627,315   33,826,759,958  $33,826,759,958
-------------------------------------------------------------------------------------------
  Private Investment
   Class                   1,403,913,359    1,403,913,359      120,927,192      120,927,192
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                     881,857,651      881,857,651       15,823,134       15,823,134
-------------------------------------------------------------------------------------------
  Cash Management Class*     307,521,987      307,521,987       25,113,434       25,113,434
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          3,106,371        3,106,371          527,557          527,557
-------------------------------------------------------------------------------------------
  Private Investment
   Class                       4,691,704        4,691,704            3,982            3,982
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                       4,299,720        4,299,720           39,701           39,701
-------------------------------------------------------------------------------------------
  Cash Management Class*         896,094          896,094            5,586            5,586
-------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (30,847,783,300) (30,847,783,300) (34,096,489,905) (34,096,489,905)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                  (1,285,160,664)  (1,285,160,664)    (107,954,443)    (107,954,443)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                    (789,592,898)    (789,592,898)     (13,702,087)     (13,702,087)
-------------------------------------------------------------------------------------------
  Cash Management Class*    (114,310,578)    (114,310,578)     (24,746,996)     (24,746,996)
-------------------------------------------------------------------------------------------
Net increase (decrease)       86,066,761  $    86,066,761     (253,692,887) $  (253,692,887)
===========================================================================================

* The Prime Portfolio-Cash Management Class commenced operations on June 30,
1994.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share of the Prime Portfolio-Personal Investment Class outstanding during each of the years in the four-year period ended August 31, 1995 and the period August 8, 1991 (date operations commenced) through August 31, 1991.

                                     1995        1994   1993   1992    1991
                                    -------     ------  -----  -----  ------
Net asset value, beginning of
 period                             $  1.00     $ 1.00  $1.00  $1.00  $ 1.00
----------------------------------  -------     ------  -----  -----  ------
Income from investment operations:
  Net investment income                0.05       0.03   0.03   0.04   0.002
==================================  =======     ======  =====  =====  ======
  Total from investment operations     0.05       0.03   0.03   0.04   0.002
==================================  =======     ======  =====  =====  ======
Less distributions:
  Dividends from net investment
   income                             (0.05)     (0.03) (0.03) (0.04) (0.002)
----------------------------------  -------     ------  -----  -----  ------
Net asset value, end of period      $  1.00     $ 1.00  $1.00  $1.00  $ 1.00
==================================  =======     ======  =====  =====  ======
Total return                           5.27%      3.12%  2.74%  3.94%   5.02%(a)
==================================  =======     ======  =====  =====  ======
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                           $99,630     $3,065   $904   $727    $270
==================================  =======     ======  =====  =====  ======
Ratio of expenses to average net
 assets(b)                             0.59%(c)   0.58%  0.52%  0.54%   0.80%(a)
==================================  =======     ======  =====  =====  ======
Ratio of net investment income to
 average net assets(b)                 5.23%(c)   3.34%  2.71%  3.75%   5.03%(a)
==================================  =======     ======  =====  =====  ======

(a) Annualized.
(b) After expense reimbursements. The ratios of expenses and net investment income prior to expense reimbursement are 0.61% and 5.21%, respectively, for the year ended August 31, 1995, 2.14% and 1.78%, respectively, for the year ended August 31, 1994 and 2.03% and 1.20%, respectively, for the year ended August 31, 1993.
(c) Ratios are based on average net assets of $82,612,764.


SHORT-TERM
INVESTMENTS CO.

                           Prospectus
------------------------------------------------------------------------------------------------------------------------------------
PRIME
PORTFOLIO                    The Prime Portfolio (the "Portfolio") is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the
PRIVATE                    maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money
INVESTMENT                 market instruments, such as U.S. Government obligations, bank obligations, commercial instruments and
CLASS                      repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or less.
DECEMBER 12, 1995
                             The Portfolio is a series portfolio of Short-Term Investments Co. (the "Fund"), an open-end, diversified, series, management investment company. This Prospectus relates solely to the Private
                           Investment Class of the Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified, money market fund.

                             The Fund also offers shares of other classes of the Portfolio pursuant to separate prospectuses: the
                           Institutional Class, the Cash Management Class, the Personal Investment Class and the Resource Class, as
                           well as shares of classes of another portfolio of the Fund, the Liquid Assets Portfolio.

                             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                           STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                           COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                           A CRIMINAL OFFENSE.

                             THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING
                           IN SHARES OF THE PRIVATE INVESTMENT CLASS OF THE PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE
                           REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 12, 1995, HAS BEEN FILED WITH THE UNITED
                           STATES SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE
                           STATEMENT OF ADDITIONAL INFORMATION, WRITE TO THE ADDRESS ABOVE OR CALL (800) 877-7748.

                             THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND
                           THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL
                           DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE
                           THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE
[LOGO APPEARS HERE]        PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
Fund Management Company


11 Greenway Plaza
Suite 1919
Houston, TX 77046-1173
(800) 877-7748


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. This Prospectus relates to the Private Investment Class (the "Class") of the Portfolio. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of the Fund representing interests in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Liquid Assets Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as the "Portfolios."

  All classes of the Portfolio share a common investment objective and portfolio of investments. Shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified, open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund--Investment Advisor" and "Administrator."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to the Distribution Plan, the Fund may pay up to 0.50% of the average daily net assets of the Portfolio attributable to the shares of the Class to FMC as well as certain broker-dealers or other financial institutions. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers or institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Management of the Fund--Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of London branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES -- PRIVATE INVESTMENT CLASS
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)............................................................... None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)...................................................... None
 Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable).................................. None
 Redemption Fees (as a percentage of amount redeemed, if applicable)... None
 Exchange Fee.......................................................... None

ANNUAL PORTFOLIO OPERATING EXPENSES -- PRIVATE INVESTMENT CLASS (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
 Management Fees....................................................... 0.06%
 12b-1 Fees (after fee waivers)*....................................... 0.30%**
 Other Expenses (after expense reimbursements)*........................ 0.03%
                                                                        ----
 Total Portfolio Operating Expenses --Private Investment Class......... 0.39%
                                                                        ====

-------

 * Had there been no fee waivers and no expense reimbursement, 12b-1 Fees and Other Expenses would have been 0.50% and 0.04%, respectively.
** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

       1 year............................................................  $ 4
       3 years...........................................................  $13
       5 years...........................................................  $22
       10 years..........................................................  $49

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1995. There can be no assurance that future waivers of fees (if any) will not vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume additional expenses of the Class, such assumption of additional expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Private Investment Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively "data") for each of the years in the two year period ended August 31, 1995 and the period July 8, 1993 (date operations commenced) through August 31, 1993. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                                                  JULY 8, 1993
                                                                 (COMMENCEMENT
                                                                 OF OPERATIONS)
                                                                 TO AUGUST 31,
                                          1995        1994            1993
                                        --------     -------     --------------
Net asset value, beginning of period... $   1.00     $  1.00        $  1.00
Income from investment operations:
 Net investment income.................     0.05        0.03           0.03
                                        --------     -------        -------
 Total from investment operations......     0.05        0.03           0.03
Less distributions:
 Dividends from net investment income..    (0.05)      (0.03)         (0.03)
                                        --------     -------        -------
Net asset value, end of period......... $   1.00     $  1.00        $  1.00
                                        ========     =======        =======
Total return...........................     5.48%       3.33%          3.24%(a)
                                        ========     =======        =======
Ratios/supplemental data:
 Net assets, end of period (000s
  omitted)............................. $154,278     $30,834        $17,857
                                        ========     =======        =======
 Ratio of expenses to average net
  assets...............................     0.39%(b)    0.38%(c)       0.37%(a)
                                        ========     =======        =======
 Ratio of net investment income to
  average net assets...................     5.50%(b)    3.32%(c)       2.85%(a)
                                        ========     =======        =======

-------
(a) Annualized.

(b) After expense reimbursements. The ratios of expenses and net investment income prior to expense reimbursements are 0.40% and 5.49%, respectively. Ratios are based on average net assets of $122,507,351.

(c) After expense reimbursements. The ratios of expenses and net investment income to average net assets prior to expense reimbursements would have been 1.18% and 2.52%, respectively.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The minimum initial investment is $10,000.

  Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 60 days or less from the date of purchase (except for securities subject to repurchase agreements which may have longer maturities), and normally does not maintain a dollar-weighted average maturity of its portfolio securities in excess of 40 days.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of government, bank and commercial obligations that may be available in the money markets. Such obligations include U.S. Treasury obligations, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

 Money Market Obligations

  The following list of descriptions illustrates the types of Money Market Obligations in which the Portfolio intends to invest. The list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below.

  GOVERNMENT OBLIGATIONS. The Portfolio intends to invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Student Loan Marketing Association). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future and it is not obligated to do so by law.

  BANK INSTRUMENTS. The Portfolio intends to invest in certificates of deposit ("CDs"), time deposits and bankers' acceptances of domestic commercial banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements and CDs of other domestic banks that are fully insured as to principal by the Federal Deposit Insurance Corporation. CDs represent short-term interest-bearing deposits of commercial banks against which negotiable certificates bearing stated rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks which arise primarily from international commercial transactions.

  The Portfolio intends to invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of London branches of domestic banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will not make any time or savings deposit if, immediately after making such deposits, over 5% of the Portfolio's total assets would be invested in illiquid time and savings deposits.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by A I M Advisors, Inc. ("AIM") (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are unsecured demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and (c) the expense of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities. For additional information, see the Statement of Additional Information.

 Investment Practices

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. The Portfolio may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by the Portfolio to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio and may enter into delayed delivery agreements to assure that the Portfolio will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  If the Portfolio enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian bank to segregate cash or other high grade securities (including Money Market Obligations) in an amount equal to its delayed delivery agreement obligations or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Portfolio's delayed delivery agreement obligations and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Portfolio's exposure to market fluctuation, or may increase the possibility that the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolio will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's net assets would become so committed.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of sixty days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time; or

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions of the Portfolio set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The United States Securities and Exchange Commission (the "SEC") has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is expected that the Federal Reserve Bank of New York and

The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (each, an "Institution" and, collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Fund may reasonably request. Institutions will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("Transfer Agent" or "AIFS"), must be completed and sent to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the shares of the Class through an Institution in accordance with the procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $10,000, and there is no minimum amount for subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, each Institution sends its customers proxies, periodic reports and other information from the Institution with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to directly purchase additional shares of the Class, except through reinvestment of dividends and distributions.

  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Fund. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.

  Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for the shares of the Class purchased is received by the Portfolio in the form described above and notice of such order is provided to AIFS or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Private Investment Class of the Prime Portfolio," otherwise any funds received will be returned to the sending Institution.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made through a customer's Institution.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon the Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any, transfer agent fees or registration fees that may be unique to the Class. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Directors might reduce or suspend the daily dividend in order to prevent, to the extent possible, the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each Portfolio of the Fund must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local or foreign taxes.

  The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on November 1, 1995 which are subject to change by legislation or administrative action.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 877-7748. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.46% and 5.61%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

  Each shareholder will be provided with a written confirmation by its Institution for each transaction unless otherwise specified by the shareholder.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Directors. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), a holding company engaged in the financial services business. Information concerning the Board of Directors may be found in the Statement of Additional Information.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. AIM is a wholly-owned subsidiary of AIM Management.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1995, AIM received fees pursuant to the Advisory Agreement with respect to the Portfolio which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.39% of the Class' average daily net assets.

ADMINISTRATOR

  The Fund has also entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), as permitted by the Advisory Agreement pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. Under the Administrative Services Agreement, the Portfolio reimburses AIM for expenses incurred by AIM in connection with such services.

  In addition, AIM and AIFS entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $95,254 with respect to the Portfolio for the period August 31, 1994 through June 30, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995 AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $48,210.

FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year. FMC may in its discretion from time to time voluntarily agree to waive its 12b-1 fee, but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of the shares of the Class in an amount equal to 0.50% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class. Payments to dealers and other financial institutions in excess of 0.25% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions and payments to FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  As required by Rule 12b-1 under the 1940 Act, the Plan was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on May 9, 1995. In approving the continuance of the Plan, the directors considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

EXPENSES

  Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Fund are divided into eight classes. Five classes, including the Class, represent interests in the Portfolio, and three classes represent interests in the Liquid Assets Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Fund.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 877-7748.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

=====================================  ========================================

SHORT-TERM INVESTMENTS CO.                             PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                           December 12, 1995
(800) 877-7748
                                                       SHORT-TERM
INVESTMENT ADVISOR                                   INVESTMENTS CO.
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 1919                           ----------
Houston, Texas 77046-1173
(713) 626-1919                                       PRIME PORTFOLIO

DISTRIBUTOR                                             ----------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919                    PRIVATE INVESTMENT CLASS
Houston, Texas 77046-1173
(800) 877-7748                                      TABLE OF CONTENTS

AUDITORS
KPMG PEAT MARWICK LLP
NationsBank Building                                                      PAGE
700 Louisiana                                                             ----
Houston, Texas 77002
                                         SUMMARY.........................   2
CUSTODIAN
THE BANK OF NEW YORK                     TABLE OF FEES AND EXPENSES......   4
110 Washington Street, 8th Floor
New York, New York 10286                 FINANCIAL HIGHLIGHTS............   5

TRANSFER AGENT                           SUITABILITY FOR INVESTORS.......   6

                                         INVESTMENT PROGRAM..............   6

A I M INSTITUTIONAL FUND SERVICES, INC.  PURCHASE OF SHARES..............   9
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                REDEMPTION OF SHARES............  11

                                         DIVIDENDS.......................  11
NO PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY           TAXES...........................  12
REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS IN CONNECTION WITH THE        NET ASSET VALUE.................  13
OFFERING MADE BY THIS PROSPECTUS, AND
IF GIVEN OR MADE, SUCH INFORMATION OR    YIELD INFORMATION...............  13
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE    REPORTS TO SHAREHOLDERS.........  13
FUND OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN        MANAGEMENT OF THE FUND..........  13
OFFER IN ANY JURISDICTION TO ANY
PERSON TO WHOM SUCH OFFERING MAY NOT     GENERAL INFORMATION.............  16
LAWFULLY BE MADE.

=====================================  ========================================

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION



                            PRIVATE INVESTMENT CLASS

                                    OF THE

                                PRIME PORTFOLIO

                                      OF

                          SHORT-TERM INVESTMENTS CO.



                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-7748



                             --------------------



    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, COPIES OF WHICH MAY BE OBTAINED BY WRITING FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA, SUITE 1919, HOUSTON, TEXAS 77046-1173 OR CALLING (800) 877-7748



                             --------------------


         STATEMENT OF ADDITIONAL INFORMATION DATED:  DECEMBER 12, 1995
              RELATING TO THE PROSPECTUS DATED:  DECEMBER 12, 1995

                               TABLE OF CONTENTS


                                                                         Page
INTRODUCTION............................................................    1

GENERAL INFORMATION ABOUT THE FUND......................................    1
     The Fund and Its Shares............................................    1
     Directors and Officers.............................................    3
     Remuneration of Directors..........................................    6
     AIM Funds Retirement Plan for Eligible Directors/Trustees..........    7
     Deferred Compensation Agreements...................................    8
     Investment Advisor.................................................    9
     Administrator......................................................   10
     Expenses...........................................................   10
     Transfer Agent and Custodian.......................................   11
     Reports............................................................   11
     Principal Holders of Securities....................................   12

PURCHASES AND REDEMPTIONS...............................................   16
     Net Asset Value Determination......................................   16
     Distribution Agreement.............................................   16
     Distribution Plan..................................................   17
     Banking Regulations................................................   17
     Performance Information............................................   18
     Suspension of Redemption Rights....................................   19

INVESTMENT PROGRAM AND RESTRICTIONS.....................................   19
     Investment Program.................................................   19
     Eligible Securities................................................   20
     Commercial Paper Ratings...........................................   21
     Bond Ratings.......................................................   21
     Investment Restrictions............................................   23

PORTFOLIO TRANSACTIONS..................................................   24

TAX MATTERS.............................................................   26
     Qualification as a Regulated Investment Company....................   26
     Excise Tax On Regulated Investment Companies.......................   27
     Portfolio Distributions............................................   27
     Effect of Future Legislation; Local Tax Considerations.............   28

FINANCIAL STATEMENTS....................................................   FS

                                  INTRODUCTION

     The Prime Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated December 12, 1995 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 or by calling (800) 877-7748. Investors must receive a Prospectus before they invest.

     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Private Investment Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; thus, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

     The Fund is an open-end, diversified, series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."

     The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Liquid Assets Portfolio (together, the "Portfolios"). The Portfolio consists of the following five classes of shares: Resource Class, Cash Management Class, Private Investment Class, Personal Investment Class and the Institutional Class. The Liquid Assets Portfolio consists of three classes of shares. Each class of shares has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the associated Prospectus relate solely to shares of the Private Investment Class (the "Class") of the Portfolio.
Shares of the other classes of the Portfolio and the classes of the Liquid Assets Portfolio are offered pursuant to separate prospectuses and statements of additional information.

     As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

          Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of directors can elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

          The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

          The Charter of the Fund authorizes the issuance of 40 billion shares with a par value of $.001 each, of which 16 billion shares represent an interest in the Liquid Assets Portfolio and 22 billion shares represent an interest in the Portfolio (or class thereof). A share of a Portfolio (or class) represents an equal proportionate interest in such Portfolio (or class) with each other share of that Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that Portfolio (or class). Additional information concerning the rights of share ownership is set forth in the Prospectus.

          The assets received by the Fund for the issue or sale of shares of each of the Portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each of the Portfolios are segregated and are charged with the expenses with respect to that Portfolio and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of each of the Portfolios, certain expenses may be legally chargeable against the assets of the entire Fund.

          The Charter provides that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Fund shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Fund shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Fund to the fullest extent permitted by the Maryland General Corporation Law.

          As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

          Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

          The directors and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

          *CHARLES T. BAUER, Director and Chairman (76)

          Director, Chairman and Chief Executive Officer, AIM Management Group Inc.; Chairman of the Board of Directors, AIM Advisors, Inc., AIM Capital Management, Inc., AIM Distributors, Inc., AIM Fund Services, Inc., AIM
Global Associates, Inc., AIM Global Holdings, Inc., AIM Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, AIM Global Management Company Limited and AIM Global Venture Co.

          BRUCE L. CROCKETT, Director (51)
          COMSAT Corporation
          6560 Rock Spring Drive
          Bethesda, MD  20817

          Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

          OWEN DALY II, Director (71)
          Six Blythewood Road
          Baltimore, MD 21210

          Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable
Bancorporation.

          **CARL FRISCHLlNG, Director (58)
          919 Third Avenue
          New York, NY 10022

          Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).



-----------------------

* A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

** A director who is an "interested person" of the Fund as defined in the 1940 Act.

          ***ROBERT H. GRAHAM, Director and President (49)

          Director, President and Chief Operating Officer, AIM Management Group Inc.; Director and President, AIM Advisors, Inc.; Director and Executive Vice President, AIM Distributors, Inc.; Director and Senior Vice President, AIM Capital Management, Inc., AIM Fund Services, Inc., AIM Global
Associates, Inc., AIM Global Holdings, Inc., AIM Global Ventures Co., AIM Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.

          JOHN F. KROEGER, Director (71)
          24875 Swan Road - Martingham
          Box 464
          St. Michaels, MD 21663

          Trustee, Flag Investors International Fund, Inc.; and Director, Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

          LEWIS F. PENNOCK, Director (53)
          8955 Katy Freeway, Suite 204
          Houston, TX 77024

          Attorney in private practice in Houston, Texas.

          IAN W. ROBINSON, Director (72)
          183 River Drive
          Tequesta, FL 33469

          Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

          LOUIS S. SKLAR, Director (56)
          Transco Tower, 50th Floor
          2800 Post Oak Blvd.
          Houston, TX 77056

          Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).




-----------------------

*** A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

          ****JOHN J. ARTHUR, Senior Vice President and Treasurer (51)

          Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.

          GARY T. CRUM, Senior Vice President (48)

          Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

          ****CAROL F. RELIHAN, Vice President and Secretary (41)

          Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; Vice President and Secretary, A I M Distributors, Inc., A I M Global Associates, Inc. and A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.

          DANA R. SUTTON, Vice President and Assistant Treasurer (36)

          Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

          MELVILLE B. COX, Vice President (52)

          Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.

          KAREN DUNN KELLEY, Vice President (35)

          Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.

          J. ABBOTT SPRAGUE, Vice President (40)

          Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Management Group Inc.


-----------------------

****      Mr. Arthur and Ms. Relihan are married to each other.

          The Board of Directors has an Audit Committee, an Investment Committee and a Nominating and Compensation Committee.

          The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Portfolio's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Portfolio's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

          The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

          The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Fund maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

          All of the Fund's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. Most of the Fund's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

          Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. The directors of the Fund who do not serve as officers of the Fund are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

          Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each director of the Fund:

===============================================================================


Director                       Aggregate            Retirement         Total
                              Compensation           Benefits       Compensation
                             from Fund(1)           Accrued        from all AIM
                                                   by all AIM        Funds(3)
                                                    Funds(2)
--------------------------------------------------------------------------------
Charles T. Bauer                     $  -0-           $   -0-            $   -0-
--------------------------------------------------------------------------------
Bruce L. Crockett                     4,393             2,814             45,094
--------------------------------------------------------------------------------
Owen Daly II                          4,423            14,375             45,844
--------------------------------------------------------------------------------
Carl Frischling                       4,393             7,542             45,094
--------------------------------------------------------------------------------
Robert H. Graham                        -0-               -0-                -0-
--------------------------------------------------------------------------------
John F. Kroeger                       4,423            20,517             45,844
--------------------------------------------------------------------------------
Lewis F. Pennock                      4,423             5,093             45,844
--------------------------------------------------------------------------------
Ian W. Robinson                       4,353            10,396             45,094
--------------------------------------------------------------------------------
Louis S. Sklar                        4,353             4,682             45,094
================================================================================

----------------------

(1) The total amount of compensation deferred by all Directors of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $18,174.

(2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Company in respect of such retirement benefits was $11,985. Data reflects compensation earned for the calendar year ended December 31, 1994.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

     Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the AIM Funds. Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Director's compensation paid by the AIM Funds multiplied by the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

     Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7 and 5 years, respectively.

                               Annual Compensation Paid
                                   By All AIM Funds

                                 $60,000          $65,000
                        =================================
Number of Years of      10       $30,000          $32,500
Service with the        ---------------------------------
AIM Funds                9       $27,000          $29,250
                        ---------------------------------
                         8       $24,000          $26,000
                        ---------------------------------
                         7       $21,000          $22,750
                        ---------------------------------
                         6       $18,000          $19,500
                        ---------------------------------
                         5       $15,000          $16,250
                        =================================


DEFERRED COMPENSATION AGREEMENTS

     Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

     During the fiscal year ended August 31, 1995, $42,334 in directors' fees and expenses were allocated to the Portfolio.

     During the year ended August 31, 1995, the Portfolio paid legal fees of $3,247 for services rendered by Reid & Priest as counsel to the Board of Directors. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Directors. During the year ended August 31, 1995, the Portfolio paid legal fees of $10,128 for services rendered by that firm as counsel. A director of the Fund is a partner of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel and was a partner of the firm of Reid & Priest prior to September 1994.

INVESTMENT ADVISOR

     AIM, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). A prior investment advisory agreement (the "Prior Advisory Agreement") with substantially identical terms (including the fee schedules) to the Advisory Agreement was previously in effect with respect to the Predecessor Portfolio.

     AIM was organized in 1976 and, together with its affiliates advises or manages 37 investment company portfolios. As of October 31, 1995, the total assets of investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."

     AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Directors. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     As compensation for its services, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

     Net Assets                              Rate
     ----------                              ----
     First $100 million                      .20%
     Over $100 million to $200 million       .15%
     Over $200 million to $300 million       .10%
     Over $300 million to $1.5 billion       .06%
     Over $1.5 billion                       .05%

     The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

     The Advisory Agreement provides that, upon the request of the Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Fund has entered into the Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrator."

     For the fiscal years ended August 31, 1995, 1994 and 1993, AIM received fees pursuant to the Advisory Agreement with respect to the Portfolio (and the Predecessor Portfolio) in the amounts of $2,567,762, $2,599,662 and $2,647,096, respectively.

      The Advisory Agreement will continue in effect until June 30, 1996, and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

ADMINISTRATOR

     AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement"). In addition, AIM and A I M Institutional Fund Services, Inc. ("AIFS") entered into an administrative services agreement, dated as of September 16, 1994 (the "AIFS Administrative Services Agreement").

     Under the Administrative Services Agreement, AIM has agreed to perform or arrange for the performance of certain accounting and other administrative services for the Portfolio which are not required to be performed by A I M under the Advisory Agreement. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Directors.

     The AIFS Administrative Services Agreement between AIM and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, provided that AIFS could perform certain shareholder services for the Portfolio. For such services, AIFS was entitled to receive from AIM reimbursement of its costs associated with the Class. The AIFS Administrative Services Agreement was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1,1995 through August 31, 1995 AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $48,210.

     Under the terms of the Prior Advisory Agreement, AIM was reimbursed for the fiscal year ended August 31, 1993 in the amount of $94,922 for fund accounting services for the Portfolio. Pursuant to the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1995 and 1994 in the amounts of $154,963 and $106,109, respectively, for fund accounting services for the Portfolio. For the period from August 31, 1994 through June 30, 1995 and for the period from June 1, 1994 through August 31, 1994, AIFS or its affiliates received shareholder services fees from AIM with respect to the Portfolio in the amounts of $95,254 and $14,651, respectively.

EXPENSES

     Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940
Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund, membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

     Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios based upon the relative net assets of each such class. The expenses of the Portfolio are deducted from its total income before dividends are paid. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

     The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.

     A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 serves as a transfer agent and dividend disbursing agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable montly. Such compensation may be changed from time to time as is agreed to by AIFS and the Fund.

REPORTS

     The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

PRINCIPAL HOLDERS OF SECURITIES

     PRIME PORTFOLIO

     To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of October 25, 1995, and the percentage of the Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                        PERCENT
               NAME AND ADDRESS         OWNED OF
               OF RECORD OWNER         RECORD ONLY*
               ---------------         -----------

INSTITUTIONAL CLASS
-------------------
NationsBank of Texas                      13.81%
P.O. Box 831000
Dallas, TX 75283-1000

U.S. Bank of Oregon                       13.23%
321 Southwest 6th Street
Portland, OR 97208

Trust Company Bank                         8.19%
P.O. Box 105504
Atlanta, GA 30348

Texas Commerce Bank                        7.62%
P.O. Box 2558
Houston, TX 77252-8098

Boatmen's Trust Company                    7.27%
100 North Broadway
St. Louis, MO 63101

Frost National Bank                        7.26%
P.O. Box 1600
San Antonio, TX 78296


-----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.


                                          PERCENT
               NAME AND ADDRESS          OWNED OF
               OF RECORD OWNER          RECORD ONLY*
               ---------------          -----------

PRIVATE INVESTMENT CLASS
------------------------
Huntington Capital Corporation            71.90%**
41 South High Street
Columbus, OH 43287

Var & Co.                                 17.39%
180 East 5th Street
St. Paul, MN 55101

Frost National Bank                        6.94%
P.O. Box 1600
San Antonio, TX 78296

                                         PERCENT
               NAME AND ADDRESS          OWNED OF
               OF RECORD OWNER          RECORD ONLY*
               ---------------          -----------

PERSONAL INVESTMENT CLASS
-------------------------
Bank of New York                          67.37%**
440 Manaroneck Ave.
Harrison, NY 10528

Cullen/Frost Discount Brokers             30.94%**
P.O. Box 2358
San Antonio, TX 78299

                                         PERCENT
               NAME AND ADDRESS          OWNED OF
               OF RECORD OWNER          RECORD ONLY*
               ---------------          -----------

CASH MANAGEMENT CLASS
---------------------
Piper Jaffray As Agent For Customer       35.24%**
101 California Street
Suite 1150
San Francisco, CA 94111

-----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                         PERCENT
               NAME AND ADDRESS          OWNED OF
               OF RECORD OWNER          RECORD ONLY*
               ---------------          -----------

Piper Jaffray As Agent For Customer       29.49%**
P.O. Box 160727
Sacramento, CA 95816-0727

Bank Of New York                          10.75%
One Wall Street
New York, NY 10286

Citibank As Agent For Customer             8.38%
120 Wall Street 13th Floor
New York, NY 10043

RESOURCE CLASS
--------------

          AIM provided the initial capitalization of the Resource Class of the Prime Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Resource Class of the Prime Portfolio. Although the Resource Class of the Prime Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Prime Portfolio that are outstanding, it may be presumed to be in "control" of the Resource Class of the Prime Portfolio, as defined in the 1940 Act.

LIQUID ASSETS PORTFOLIO

          To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of October 25, 1995, the percentage of the Liquid Assets Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                           PERCENT
               NAME AND ADDRESS           OWNED OF
               OF RECORD OWNER          RECORD ONLY*
               ---------------          -----------

INSTITUTIONAL CLASS
-------------------
Trust Company Bank                        20.96%
P.O. Box 105504
Atlanta, GA 30348



-----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

**   A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

               NAME AND ADDRESS           OWNED OF
               OF RECORD OWNER          RECORD ONLY*
               ---------------          -----------
Wachovia Bank & Trust                     14.33%
P.O. Box 3075
Winston-Salem, NC 27150

NationsBank Dallas                        11.09%
P.O. Box 831000
Dallas, TX 75283-1000

Society National Bank                      7.57%
127 Public Square
Cleveland, OH 44114-1306

Boatmen's Trust Company                    6.56%
100 North Broadway
St. Louis, MO 63102

Firstar Bank of Madison                    5.41%
P.O. Box 7900
Madison, WI 53707


PRIVATE INVESTMENT CLASS
------------------------

          AIM provided the initial capitalization of the Private Investment Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Private Investment Class of the Liquid Assets Portfolio. Although the Private Investment Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Private Investment Class of the Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Private Investment Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

CASH MANAGEMENT CLASS
---------------------

          AIM provided the initial capitalization of the Cash Management Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Cash Management Class of the Liquid Assets Portfolio. Although the Cash Management Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Cash Management Class of the


-----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

**   A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Cash Management Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

          To the best of the knowledge of the Fund, as of October 25, 1995, the directors and officers of the Fund beneficially owned less than 1% of any portfolio's outstanding shares.



                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

          Shares of the Portfolio are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

          The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

          The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

          The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information about the Fund -- Directors and Officers" and "General Information about the Fund -- Investment Advisor" for information as to the affiliation of certain directors and officers of the Fund with FMC, AIM and AIM Management.

          The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of the Class either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Class.

          The Distribution Agreement will continue in effect until June 30, 1996 and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

DISTRIBUTION PLAN

          The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of the shares of the Class. These services may include among other things: (i) answering customer inquiries regarding the shares of the Class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment in shares of the Class of customer cash accounting balances; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the shares of the Class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

          For the fiscal year ended August 31, 1995, FMC received compensation pursuant to the Plan in the amount of $367,522 or an amount equal to 0.30%, of the average daily net assets of the Class. Of such amount $305,799 (or an amount equal to 0.25% of the average daily net assets of the Class) was paid to dealers and financial institutions and $61,723 (or an amount equal to 0.05% of the average daily net assets of the Class) was retained by FMC.

          FMC is a wholly-owned subsidiary of AIM, which is a wholly-owned subsidiary of AIM Management. Charles T. Bauer, a Director and Chairman of the Fund and Robert H. Graham, a Director and President of the Fund own shares of AIM Management.

BANKING REGULATIONS

          The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

          In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

          In order to permit the sale of the Fund's shares in certain states, the Fund may from time to time make commitments more restrictive than the restrictions described herein.

PERFORMANCE INFORMATION

          As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling the Fund at (800) 877-7748. The current yield quoted will be the net average annualized yield for an identified period. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for the Class that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

          For the seven-day period ended August 31, 1995, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) for the Class were 5.46% and 5.61%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

               The Fund may compare the performance of the Class or the performance of securities in which the Portfolio may invest to:

          . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

          . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report(R) of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

          . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          . other fixed-income investments such as Certificates of Deposit ("CDs").

          The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the Class's yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

          The Fund may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

SUSPENSION OF REDEMPTION RIGHTS

          The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.


                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

          The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of London branches of domestic banks having total assets of $1.5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of United Kingdom withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

          Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than 5% of its total assets in securities issued by the issuer of the security, provided that such a fund may invest more than 5% of its total assets in the First Tier securities of a single issuer for a period of up to three business days after the purchase thereof if the money market fund is a diversified investment company, provided further, that the fund may not make more than one investment in accordance with the foregoing proviso at any time. Under Rule 2a-7, for purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by Requisite NRSROs.(1)

          The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers

-----------------------

(1) "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer of such security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff and Phelps, Inc., Fitch Investors Services, Inc. ("Fitch") and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

ELIGIBLE SECURITIES

     Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, defines an "Eligible Security" as follows:

          (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

          (ii) a security:

                 (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less, and

                 (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

          (iii) an unrated security(2) that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

                 (A) the board of directors may base its determination that a standby commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                 (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).



-----------------------

(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

COMMERCIAL PAPER RATINGS

     The following is a description of the factors underlying the commercial paper ratings of Moody's, S&P and Fitch.

     MOODY'S -- The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

     S&P -- Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

     FITCH -- Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows:

                                      F-1

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      F-2

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1."

                             PLUS(+) AND MINUS (-)

     Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

                                      LOC

     The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

     The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

     MOODY'S -- The following are the two highest bond ratings of Moody's.

                                      Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     S&P -- The following are the two highest bond ratings of S&P.

                                      AAA

     Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                       AA

     Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

     FITCH - Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



                                       AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1."

INVESTMENT RESTRICTIONS

     As a matter of fundamental policy which may not be changed without the approval of a majority of the outstanding shares of the Portfolio (as that term is defined under "General Information about the Fund -- The Fund and its Shares"), the Portfolio may not:

           (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

           (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time;

            (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

            (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33-1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

            (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

            (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

            (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

            (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

            (9) invest in any obligation not payable as to principal and interest in United States currency; or

            (10) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     The following investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors of the Fund without Shareholder approval. The Portfolio does not intend to invest in companies for the purpose of exercising control or management.

     State Law Restrictions The Fund may, from time to time in order to qualify shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. Pursuant to an undertaking made to the Ohio Division of Securities, the Portfolio will not purchase the securities of an issuer if the officers or directors of the Fund who own more than 0.5% of the securities of the issuer together own beneficially more than 5% of the securities of such issuer.


                             PORTFOLIO TRANSACTIONS

     AIM is responsible for decisions to buy and sell securities for the Portfolio, for selection of broker-dealers and for negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.

     From time to time, the Fund may sell a security to, or purchase a security from, an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

     Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

     AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolio as a principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Fund's Board of Directors and such purchase is reviewed at least quarterly by the Fund's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by other performing similar services. During the fiscal year ended August 31, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.



                                  TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gains if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

     In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

     If, for any taxable year, the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

     The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made.
However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends and, in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                              FINANCIAL STATEMENTS




                                      FS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.

                                    /s/KPMG Peat Marwick LLP
                                    KPMG Peat Marwick LLP

Houston, Texas
October 6, 1995

SCHEDULE OF INVESTMENTS

August 31, 1995

                                      MATURITY PAR (000)     VALUE
COMMERCIAL PAPER - 71.82%(a)
BASIC INDUSTRIES - 0.30%

MULTIPLE INDUSTRY - 0.30%

Philip Morris Companies, Inc.
5.75%                                 10/04/95 $ 12,500  $  12,434,115
----------------------------------------------------------------------
    Total Basic Industries                                  12,434,115
----------------------------------------------------------------------

BUSINESS SERVICES - 5.90%

POLLUTION CONTROL SERVICES - 2.15%

Browning-Ferris Industries, Inc.
5.69%                                 09/08/95   20,000     19,977,872
----------------------------------------------------------------------
5.75%                                 09/15/95   18,000     17,959,750
----------------------------------------------------------------------
5.73%                                 09/18/95   20,000     19,945,883
----------------------------------------------------------------------
5.75%                                 09/19/95   12,700     12,663,487
----------------------------------------------------------------------
5.73%                                 09/22/95   20,000     19,933,150
----------------------------------------------------------------------
                                                            90,480,142
----------------------------------------------------------------------

MISCELLANEOUS - 3.75%

Donnelley (R.R.) & Sons Co.
5.73%                                 09/22/95   53,000     52,822,848
----------------------------------------------------------------------
PHH Corp.
5.75%                                 09/13/95   47,100     47,009,725
----------------------------------------------------------------------
5.75%                                 10/11/95   58,000     57,629,445
----------------------------------------------------------------------
                                                           157,462,018
----------------------------------------------------------------------
    Total Business Services                                247,942,160
----------------------------------------------------------------------

CAPITAL GOODS - 2.35%

COMPUTERS & OFFICE EQUIPMENT - 1.40%

Xerox Corp.
5.75%                                 10/04/95   31,025     30,861,472
----------------------------------------------------------------------
Xerox Credit Corp.
5.73%                                 09/19/95   11,000     10,968,485
----------------------------------------------------------------------
5.74%                                 10/05/95   16,981     16,888,944
----------------------------------------------------------------------
                                                            58,718,901
----------------------------------------------------------------------

MACHINERY - 0.95%

Dover Corp.
5.75%                                 09/11/95   14,000     13,977,639
----------------------------------------------------------------------
5.75%                                 09/25/95   15,000     14,942,500
----------------------------------------------------------------------
5.77%                                 10/02/95   11,191     11,135,396
----------------------------------------------------------------------
                                                            40,055,535
----------------------------------------------------------------------
    Total Capital Goods                                     98,774,436
----------------------------------------------------------------------

                                  MATURITY PAR (000)     VALUE
CONSUMER DURABLES - 2.52%

AUTOMOBILE - 2.52%

Daimler-Benz North America Corp.
5.68%                             09/08/95 $ 66,000  $   65,927,107
-------------------------------------------------------------------
Toyota Motor Credit Corp.
5.75%                             10/06/95   40,000      39,776,389
-------------------------------------------------------------------
    Total Consumer Durables                             105,703,496
-------------------------------------------------------------------

CONSUMER NONDURABLES - 3.32%

HOUSEHOLD PRODUCTS - 3.32%

Colgate-Palmolive Co.
5.70%                             09/15/95   61,550      61,413,564
-------------------------------------------------------------------
5.71%                             09/18/95   20,000      19,946,072
-------------------------------------------------------------------
5.72%                             09/20/95   19,500      19,441,132
-------------------------------------------------------------------
5.72%                             09/21/95   38,800      38,676,702
-------------------------------------------------------------------
    Total Consumer Nondurables                          139,477,470
-------------------------------------------------------------------

CONSUMER SERVICES - 2.91%

MISCELLANEOUS - 2.91%

USL Capital Corp.
5.73%                             09/07/95   21,000      20,979,945
-------------------------------------------------------------------
5.74%                             09/07/95   21,000      20,979,910
-------------------------------------------------------------------
5.73%                             09/19/95    9,000       8,974,215
-------------------------------------------------------------------
5.77%                             09/21/95   15,500      15,450,314
-------------------------------------------------------------------
5.73%                             10/05/95   31,016      30,848,152
-------------------------------------------------------------------
5.74%                             10/13/95   25,000      24,832,583
-------------------------------------------------------------------
    Total Consumer Services                             122,065,119
-------------------------------------------------------------------

ENERGY - 3.31%

NATURAL GAS - 1.45%

Colonial Pipeline Co.
5.72%                             09/12/95   15,000      14,973,783
-------------------------------------------------------------------
5.72%                             09/19/95   13,800      13,760,532
-------------------------------------------------------------------
5.76%                             09/28/95   12,000      11,948,160
-------------------------------------------------------------------
5.78%                             09/29/95   20,100      20,009,639
-------------------------------------------------------------------
                                                         60,692,114
-------------------------------------------------------------------

OIL & GAS - 1.86%

ARCO Coal Australia Inc.
5.69%                             09/12/95    9,501       9,484,482
-------------------------------------------------------------------
5.70%                             09/14/95   12,489      12,463,293
-------------------------------------------------------------------
5.75%                             09/15/95   14,788      14,754,932
-------------------------------------------------------------------
5.72%                             10/10/95   12,507      12,429,498
-------------------------------------------------------------------

                                                   PAR
                                        MATURITY  (000)       VALUE
ENERGY--(continued)

OIL & GAS - (CONTINUED)

Mobil Australia Finance Company, Inc.
5.68%                                   09/01/95 $ 29,088 $   29,088,000
------------------------------------------------------------------------
                                                              78,220,205
------------------------------------------------------------------------
    Total Energy                                             138,912,319
------------------------------------------------------------------------

FINANCIAL - 47.89%

ASSET-BACKED SECURITIES - 22.81%

Asset Securitization Cooperative Corp.
5.70%                                   09/08/95   55,000     54,939,041
------------------------------------------------------------------------
5.72%                                   09/22/95   10,000      9,966,633
------------------------------------------------------------------------
5.72%                                   10/26/95   55,000     54,519,361
------------------------------------------------------------------------
5.71%                                   10/27/95   30,000     29,733,533
------------------------------------------------------------------------
Ciesco, L.P.
5.73%                                   09/06/95   15,000     14,988,063
------------------------------------------------------------------------
5.72%                                   10/18/95   40,000     39,701,289
------------------------------------------------------------------------
Clipper Receivables Corp.
5.77%                                   09/12/95   50,000     49,911,848
------------------------------------------------------------------------
5.77%                                   09/13/95   28,911     28,855,394
------------------------------------------------------------------------
5.77%                                   09/14/95   17,227     17,191,106
------------------------------------------------------------------------
5.77%                                   09/19/95   57,000     56,835,555
------------------------------------------------------------------------
5.77%                                   09/25/95   19,000     18,926,913
------------------------------------------------------------------------
Corporate Asset Funding Co. Inc.
5.73%                                   09/06/95   32,900     32,873,817
------------------------------------------------------------------------
5.74%                                   09/07/95   25,000     24,976,083
------------------------------------------------------------------------
Delaware Funding Corp.
5.72%                                   09/18/95   16,228     16,184,166
------------------------------------------------------------------------
5.76%                                   09/25/95   12,134     12,087,405
------------------------------------------------------------------------
Eiger Capital Corp.
5.75%                                   09/14/95   27,540     27,482,816
------------------------------------------------------------------------
Falcon Asset Securitization Corp.
5.76%                                   09/11/95   15,325     15,300,480
------------------------------------------------------------------------
5.77%                                   09/20/95   25,000     24,923,868
------------------------------------------------------------------------
5.74%                                   10/04/95   31,425     31,259,653
------------------------------------------------------------------------
5.75%                                   10/04/95   15,050     14,970,674
------------------------------------------------------------------------
5.74%                                   10/12/95   15,825     15,721,548
------------------------------------------------------------------------
Matterhorn Capital Corp.
5.75%                                   09/27/95   31,016     30,887,197
------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE
FINANCIAL--(continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Preferred Receivables Funding Corp.
5.70%                                  09/08/95 $ 11,375  $   11,362,393
------------------------------------------------------------------------
5.73%                                  09/14/95   20,875      20,831,806
------------------------------------------------------------------------
5.73%                                  09/18/95   30,125      30,043,487
------------------------------------------------------------------------
5.75%                                  10/05/95   81,275      80,833,633
------------------------------------------------------------------------
5.73%                                  10/20/95   30,125      29,890,050
------------------------------------------------------------------------
Sheffield Receivables Corp.
5.72%                                  09/06/95   25,800      25,779,503
------------------------------------------------------------------------
5.71%                                  09/12/95   24,700      24,656,905
------------------------------------------------------------------------
5.77%                                  09/13/95   46,000      45,911,528
------------------------------------------------------------------------
5.77%                                  09/14/95   40,000      39,916,656
------------------------------------------------------------------------
5.73%                                  09/19/95   26,900      26,822,931
------------------------------------------------------------------------
                                                             958,285,335
------------------------------------------------------------------------

BUSINESS CREDIT - 4.08%

CIT Group Holdings, Inc.
5.68%                                  09/06/95   30,000      29,976,333
------------------------------------------------------------------------
5.68%                                  09/07/95   30,000      29,971,600
------------------------------------------------------------------------
5.72%                                  09/21/95   75,000      74,761,667
------------------------------------------------------------------------
5.72%                                  10/20/95   37,000      36,711,934
------------------------------------------------------------------------
                                                             171,421,534
------------------------------------------------------------------------

INSURANCE - 2.33%

MetLife Funding, Inc.
5.72%                                  09/22/95   50,000      49,833,166
------------------------------------------------------------------------
5.74%                                  10/12/95   48,211      47,895,834
------------------------------------------------------------------------
                                                              97,729,000
------------------------------------------------------------------------

PERSONAL CREDIT - 7.68%

Associates Corp. of North America
5.73%                                  10/18/95   50,000      49,625,958
------------------------------------------------------------------------
5.73%                                  10/19/95  100,000      99,236,000
------------------------------------------------------------------------
AVCO Financial Services, Inc.
5.70%                                  09/15/95   50,000      49,889,167
------------------------------------------------------------------------

                                   MATURITY PAR (000)     VALUE
FINANCIAL - (continued)

PERSONAL CREDIT - (CONTINUED)

Household Finance Corp.
5.75%                              10/12/95 $ 50,000  $   49,672,569
--------------------------------------------------------------------
5.73%                              10/20/95   50,000      49,610,042
--------------------------------------------------------------------
Student Loan Corp.
5.73%                              10/20/95   25,000      24,805,021
--------------------------------------------------------------------
                                                         322,838,757
--------------------------------------------------------------------

MISCELLANEOUS - 7.10%

Hertz Corp. (The)
5.69%                              09/07/95   25,000      24,976,292
--------------------------------------------------------------------
5.68%                              09/08/95   20,000      19,977,911
--------------------------------------------------------------------
5.70%                              09/18/95   81,000      80,781,975
--------------------------------------------------------------------
5.72%                              10/06/95   35,000      34,805,361
--------------------------------------------------------------------
5.75%                              10/13/95   11,500      11,422,854
--------------------------------------------------------------------
International Lease Finance Corp.
5.70%                              09/15/95   19,000      18,957,883
--------------------------------------------------------------------
5.71%                              09/25/95   18,500      18,429,577
--------------------------------------------------------------------
5.72%                              10/05/95    6,570       6,534,507
--------------------------------------------------------------------
5.72%                              10/06/95   38,900      38,683,673
--------------------------------------------------------------------
5.73%                              10/13/95   44,000      43,705,860
--------------------------------------------------------------------
                                                         298,275,893
--------------------------------------------------------------------

MULTIPLE INDUSTRY - 3.89%

General Electric Capital Corp.
5.74%                              09/07/95   23,500      23,477,518
--------------------------------------------------------------------
5.72%                              09/20/95  100,000      99,698,110
--------------------------------------------------------------------
5.71%                              10/06/95   40,500      40,275,169
--------------------------------------------------------------------
                                                         163,450,797
--------------------------------------------------------------------
    Total Financial                                    2,012,001,316
--------------------------------------------------------------------

OTHER - 3.32%

DIVERSIFIED - 3.32%

BTR Dunlop Finance Inc.
5.69%                              09/12/95   20,424      20,388,491
--------------------------------------------------------------------
5.73%                              09/22/95   23,224      23,146,374
--------------------------------------------------------------------
5.72%                              10/10/95   26,556      26,391,441
--------------------------------------------------------------------
5.74%                              10/13/95   26,759      26,579,804
--------------------------------------------------------------------

                                                       PAR
                                            MATURITY  (000)       VALUE
OTHER--(continued)

DIVERSIFIED - (CONTINUED)

Cargill Inc.
5.69%                                       09/08/95 $ 12,000 $   11,986,724
----------------------------------------------------------------------------
5.70%                                       09/11/95   16,300     16,274,192
----------------------------------------------------------------------------
5.73%                                       09/22/95   15,000     14,949,863
----------------------------------------------------------------------------
    Total Other                                                  139,716,889
----------------------------------------------------------------------------
    Total Commercial Paper                                     3,017,027,320
----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 4.06%

Citicorp Securities, Inc.(b)
6.063%                                      09/13/95    6,000      6,000,000
----------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.(c)
5.988%                                      10/16/95   87,500     87,500,000
----------------------------------------------------------------------------
Morgan Stanley Group, Inc.(d)
5.893%                                      01/29/96   77,000     77,000,000
----------------------------------------------------------------------------
    Total Master Note Agreements                                 170,500,000
----------------------------------------------------------------------------

PROMISSORY NOTE AGREEMENTS - 1.78%

Goldman, Sachs & Co.(e)
5.913%                                      01/29/96   75,000     75,000,000
----------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                               3,262,527,320
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 22.77%(f)

BT Securities Corp.(g)
5.83%                                          --      50,000     50,000,000
----------------------------------------------------------------------------
Daiwa Securities America, Inc.(h)
5.84%                                       09/01/95   91,528     91,528,472
----------------------------------------------------------------------------
Fuji Securities Inc.(i)
5.87%                                          --     115,000    115,000,000
----------------------------------------------------------------------------
Nesbitt Burns Securities, Inc.(j)
5.86%                                          --     100,000    100,000,000
----------------------------------------------------------------------------
Nikko Securities Co., Ltd.(k)
5.87%                                       09/01/95  200,000    200,000,000
----------------------------------------------------------------------------
Nomura Securities Co., Ltd.(l)
5.85%                                       09/01/95  100,000    100,000,000
----------------------------------------------------------------------------
SBC Government Securities, Inc.(m)
5.87%                                          --     200,000    200,000,000
----------------------------------------------------------------------------
UBS Securities Inc.(n)
5.85%                                          --     100,000    100,000,000
----------------------------------------------------------------------------

                                                        VALUE
    Total Repurchase Agreements                     $  956,528,472
---------------------------------------------------------------------
    TOTAL INVESTMENTS - 100.43%                      4,219,055,792(o)
---------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES - (0.43)%            (17,975,680)
---------------------------------------------------------------------
    NET ASSETS - 100%                               $4,201,080,112
=====================================================================

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven calendar days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(d) Master Note Purchase Agreement may be terminated by either party upon three business days' notice, at which time all amounts outstanding under the notes purchased under the Master Note Purchase Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(e) The Portfolio may demand prepayment of Note upon seven calendar days' notice. Interest rates on promissory notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(f) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(g) Open repurchase agreement entered into 02/27/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $95,150,000 U.S. Treasury STRIPS, due 08/15/04 to 08/15/05.
(h) Joint repurchase agreement entered into 08/31/95 with a maturing value of $209,464,857. Collateralized by $204,224,000 U.S. Treasury obligations, 0% to 10.75% due 11/30/95 to 05/15/16.
(i) Open joint repurchase agreement entered into 12/12/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $332,491,000 U.S. Treasury obligations, 0% to 9.25% due 05/15/97 to 02/15/16.
(j) Open joint repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $270,681,000 U.S. Treasury STRIPS, due 11/15/95 to 11/15/21.
(k) Entered into 08/31/95 with a maturing value of $200,032,611. Collateralized by $271,592,502 U.S. Government agency obligations, 6.583% to 9.50% due 09/01/98 to 08/01/25.
(l) Entered into 08/31/95 with a maturing value of $100,016,250. Collateralized by $102,805,000 U.S. Government agency obligations, 0% to 8.25% due 10/02/95 to 05/12/05.
(m) Open repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $232,765,728 U.S. Government agency obligations, 5.997% to 9.00% due 11/01/21 to 02/01/31 and $8,000,000 U.S. Treasury Bills due
    03/07/96.
(n) Open joint repurchase agreement entered into 08/18/95; however, either party may terminate the agreement upon demand. Collateralized by $249,645,000 U.S. Treasury Bills, due 12/14/95 to 01/18/96.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1995

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $3,262,527,320
------------------------------------------------------------------------
Repurchase agreements                                        956,528,472
------------------------------------------------------------------------
Interest receivable                                            1,395,798
------------------------------------------------------------------------
Investment for deferred compensation plan                         31,965
------------------------------------------------------------------------
Other assets                                                   1,351,229
------------------------------------------------------------------------
  Total assets                                             4,221,834,784
------------------------------------------------------------------------

LIABILITIES:

Dividends payable                                             20,375,980
------------------------------------------------------------------------
Deferred compensation payable                                     31,965
------------------------------------------------------------------------
Accrued advisory fees                                            213,136
------------------------------------------------------------------------
Accrued distribution fees                                         88,951
------------------------------------------------------------------------
Accrued transfer agent fees                                        5,493
------------------------------------------------------------------------
Accrued operating expenses                                        39,147
------------------------------------------------------------------------
  Total liabilities                                           20,754,672
------------------------------------------------------------------------

NET ASSETS                                                $4,201,080,112

========================================================================

NET ASSETS:

Institutional Class                                       $3,752,693,248
========================================================================
Private Investment Class                                  $  154,277,704
========================================================================
Personal Investment Class                                 $   99,630,235
========================================================================
Cash Management Class                                     $  194,478,925
========================================================================

NET ASSET VALUE PER SHARE:

Shares outstanding, $0.001 par value per share:
Institutional Class                                        3,752,704,848
========================================================================
Private Investment Class                                     154,278,185
========================================================================
Personal Investment Class                                     99,629,606
========================================================================
Cash Management Class                                        194,479,527
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1995

INVESTMENT INCOME:

Interest income                                       $246,526,258
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            2,567,762
-------------------------------------------------------------------
Custodian fees                                             329,212
-------------------------------------------------------------------
Administrative services fees                               250,216
-------------------------------------------------------------------
Directors' fees and expenses                                42,334
-------------------------------------------------------------------
Registration fees                                          262,523
-------------------------------------------------------------------
Transfer agent fees                                         89,684
-------------------------------------------------------------------
Distribution fees (Note 2)                                 795,232
-------------------------------------------------------------------
Other                                                      348,810
-------------------------------------------------------------------
  Total expenses                                         4,685,773
-------------------------------------------------------------------
Less expenses assumed by advisor                           (50,900)
-------------------------------------------------------------------
  Net expenses                                           4,634,873
-------------------------------------------------------------------
Net investment income                                  241,891,385
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $241,891,385
===================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1995 and 1994

                                                  1995            1994
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $  241,891,385  $  155,832,059
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   241,891,385     155,832,059
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                             (241,891,385)   (155,832,059)
----------------------------------------------------------------------------
Share transactions-net                           86,066,761    (253,692,887)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets          86,066,761    (253,692,887)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         4,115,013,351   4,368,706,238
----------------------------------------------------------------------------
  End of period                              $4,201,080,112  $4,115,013,351
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $4,201,092,165  $4,115,025,404
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                             (12,053)        (12,053)
----------------------------------------------------------------------------
                                             $4,201,080,112  $4,115,013,351
============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, the Prime Portfolio, which offers separate classes of shares, and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"). The assets, liabilities and operations of each portfolio are accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, and the Cash Management Class.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio invests only in securities which have maturities of sixty days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                        RATE
-----------------------------------------------------------------------
First $100 million                                                0.20%
-----------------------------------------------------------------------
Over $100 million to $200 million                                 0.15%
-----------------------------------------------------------------------
Over $200 million to $300 million                                 0.10%
-----------------------------------------------------------------------
Over $300 million to $1.5 billion                                 0.06%
-----------------------------------------------------------------------
Over $1.5 billion                                                 0.05%
-----------------------------------------------------------------------

 AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $14,000 on the Prime Portfolio-Private Investment Class, $13,300 on the Prime Portfolio-Personal Investment Class and $23,600 on the Prime Portfolio-Cash Management Class during the year ended August 31, 1995.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $154,963 for such services. During the year ended August 31, 1995, the Fund paid A I M Institutional Fund

Services, Inc. ("AIFS") $143,464 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Portfolio.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class and the Cash Management Class of the Portfolio. The Plan provides that the Portfolio's Private Investment Class, the Personal Investment Class and the Cash Management Class may pay up to a 0.50%, 0.75% and 0.10%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class and (b) 0.10% of the average daily net assets of the Cash Management Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class or the Cash Management Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1995, the Prime Portfolio-Private Investment Class, the Prime Portfolio-Personal Investment Class and Prime Portfolio-Cash Management Class accrued $367,522, $413,064 and $14,646, respectively, for compensation to FMC under the Plan. Certain officers and directors of the Fund are officers of AIM, FMC and AIFS.
 During the year ended August 31, 1995, the Portfolio paid legal fees of $3,247 for services rendered by Reid & Priest as counsel to the Board of Directors. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Directors. During the year ended August 31, 1995, the Portfolio paid legal fees of $10,128 for services rendered by that firm as counsel. A director of the Fund is a member of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel and was a member of the firm of Reid & Priest prior to September 1994.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 1995 and 1994 were as follows:

                                      1995                              1994
                         --------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT
                         ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class     30,516,627,315  $30,516,627,315   33,826,759,958  $33,826,759,958
-------------------------------------------------------------------------------------------
  Private Investment
   Class                   1,403,913,359    1,403,913,359      120,927,192      120,927,192
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                     881,857,651      881,857,651       15,823,134       15,823,134
-------------------------------------------------------------------------------------------
  Cash Management Class*     307,521,987      307,521,987       25,113,434       25,113,434
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          3,106,371        3,106,371          527,557          527,557
-------------------------------------------------------------------------------------------
  Private Investment
   Class                       4,691,704        4,691,704            3,982            3,982
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                       4,299,720        4,299,720           39,701           39,701
-------------------------------------------------------------------------------------------
  Cash Management Class*         896,094          896,094            5,586            5,586
-------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (30,847,783,300) (30,847,783,300) (34,096,489,905) (34,096,489,905)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                  (1,285,160,664)  (1,285,160,664)    (107,954,443)    (107,954,443)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                    (789,592,898)    (789,592,898)     (13,702,087)     (13,702,087)
-------------------------------------------------------------------------------------------
  Cash Management Class*    (114,310,578)    (114,310,578)     (24,746,996)     (24,746,996)
-------------------------------------------------------------------------------------------
Net increase (decrease)       86,066,761  $    86,066,761     (253,692,887) $  (253,692,887)
===========================================================================================

* The Prime Portfolio-Cash Management Class commenced operations on June 30,
1994.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share of the Prime Portfolio-Private Investment Class outstanding during each of the years in the two-year period ended August 31, 1995 and the period July 8, 1993 (date operations commenced) through August 31, 1993.

                                             1995        1994        1993
                                           --------     -------     -------
Net asset value, beginning of period       $   1.00     $  1.00     $  1.00
-----------------------------------------  --------     -------     -------
Income from investment operations:
  Net investment income                        0.05        0.03        0.03
-----------------------------------------  --------     -------     -------
  Total from investment operations             0.05        0.03        0.03
-----------------------------------------  --------     -------     -------
Less distributions:
  Dividends from net investment income        (0.05)      (0.03)      (0.03)
-----------------------------------------  --------     -------     -------
Net asset value, end of period             $   1.00     $  1.00     $  1.00
=========================================  ========     =======     =======
Total return                                   5.48%       3.33%       3.24%(a)
=========================================  ========     =======     =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $154,278     $30,834     $17,857
=========================================  ========     =======     =======
Ratio of expenses to average net assets        0.39%(b)    0.38%(c)    0.37%(a)
=========================================  ========     =======     =======
Ratio of net investment income to average
 net assets                                    5.50%(b)    3.32%(c)    2.85%(a)
=========================================  ========     =======     =======

(a) Annualized.
(b) After expense reimbursements. The ratios of expenses and net investment income prior to expense reimbursements are 0.40% and 5.49%, respectively. Ratios are based on average net assets of $122,507,351.
(c) After expense reimbursements. The ratios of expenses and net investment income prior to expense reimbursements are 1.18% and 2.52%, respectively.


SHORT-TERM
INVESTMENTS CO.

                           Prospectus
------------------------------------------------------------------------------------------------------------------------------------

PRIME
PORTFOLIO                    The Prime Portfolio (the "Portfolio") is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the
CASH                       maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money
MANAGEMENT                 market instruments, such as U.S. Government obligations, bank obligations, commercial instruments and
CLASS                      repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or less.
DECEMBER 12, 1995
                             The Portfolio is a series portfolio of Short-Term Investments Co. (the "Fund"), an open-end, diversified, series management investment company. This Prospectus relates solely to the Cash Management
                           Class of the Portfolio, a class of shares designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified, money market fund.

                             The Fund also offers shares of other classes of the Portfolio pursuant to separate prospectuses: the
                           Institutional Class, the Private Investment Class, the Personal Investment Class and the Resource Class,
                           as well as shares of classes of another portfolio of the Fund, the Liquid Assets Portfolio.

                             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                           STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                           COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                           A CRIMINAL OFFENSE.

                             THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING
                           IN SHARES OF THE CASH MANAGEMENT CLASS OF THE PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE
                           REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 12, 1995, HAS BEEN FILED WITH THE UNITED
                           STATES SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE
                           STATEMENT OF ADDITIONAL INFORMATION, WRITE TO THE ADDRESS BELOW OR CALL (800) 877-7745.

                             THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND
                           THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL
                           DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE
                           THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE
                           PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

[LOGO APPEARS
      HERE]
Fund Management Company
11 Greenway Plaza
Suite 1919
Houston, TX 77046-1173
(800) 877-7745


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. This Prospectus relates to the Cash Management Class (the "Class") of the Portfolio. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Liquid Assets Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as the "Portfolios."

  All classes of the Portfolio share a common investment objective and portfolio of investments. Shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing the securities of the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund--Investment Advisor" and "--Administrator."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to the Distribution Plan, the Fund may pay up to 0.10% of the average daily net assets of the Portfolio attributable to the shares of the Class to FMC as well as certain broker-dealers or other financial institutions as compensation for distribution-related services. See "Purchase of Shares" and "Management of the Fund--Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of London branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES -- CASH MANAGEMENT CLASS
  Maximum Sales Load Imposed on Purchases (as a percentage of offering price)................................................................ None
  Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)....................................................... None
  Deferred Sales Load (as a percentage of original purchase price or re-
   demption proceeds, as applicable)..................................... None
  Redemption Fees (as a percentage of amount redeemed,if applicable)..... None
  Exchange Fee........................................................... None

ANNUAL PORTFOLIO OPERATING EXPENSES -- CASH MANAGEMENT CLASS (AS A PER-
 CENTAGE OF AVERAGE NET ASSETS)
  Management Fees........................................................  .06%
  12b-1 Fees (after fee waivers)*........................................  .08%
  Other Expenses (after expense reimbursement)*..........................  .03%
                                                                          ----
  Total Portfolio Operating Expenses --Cash Management Class.............  .17%
                                                                          ====

------

* Had there been no fee waivers and no expense reimbursements, 12b-1 Fees and Other Expenses would have been 0.10% and 0.16%, respectively.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

      1 year.............................  $ 2

      3 years............................  $ 5

      5 years............................  $10

     10 years............................  $22

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The Other Expenses figure is based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1995. There can be no assurance that future waivers of fees (if any) will not vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts. As a result of 12b-1 fees, a long-term shareholder of the Class may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Rules of the National Association of Securities Dealers, Inc.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses--Cash Management Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively "data") for the fiscal year ended August 31, 1995 and for the period June 30, 1994 (date operations commenced) through August 31, 1994. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                                                  JUNE 30, 1994
                                                                  (COMMENCEMENT
                                                                       OF
                                                                   OPERATIONS)
                                                                  TO AUGUST 31,
                                                       1995           1994
                                                     --------     -------------
Net asset value, beginning of period................    $1.00         $1.00
Income from investment operations:
  Net investment income.............................     0.06          0.01
                                                     --------         -----
    Total from investment operations................     0.06          0.01
                                                     --------         -----
Less distributions:
  Dividends from net investment income..............    (0.06)        (0.01)
                                                     --------         -----
Net asset value, end of period......................    $1.00         $1.00
                                                     ========         =====
Total return........................................     5.71%         4.34%(a)
                                                     ========         =====
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)............ $194,479          $372
                                                     ========         =====
Ratio of expenses to average net assets.............     0.17%(b)      0.14%(c)
                                                     ========         =====
Ratio of net investment income to average net
 assets.............................................     5.69%(b)      4.26%(c)
                                                     ========         =====

------
(a) Annualized

(b) After expense reimbursements. Ratios are based on average net assets of $18,307,649. The ratios of expenses and net investment income prior to expense reimbursements are 0.30% and 5.56%, respectively.

(c) Ratios are annualized. After expense reimbursements. The ratios of expenses and net investment income prior to expense reimbursements are 0.65% and 3.75%, respectively.

                           SUITABILITY FOR INVESTORS

  The shares of the Class are intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. It is expected that the shares of the Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. The minimum initial investment is $1,000,000.

  Investors in the shares of the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the shares of the Class.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 60 days or less from the date of purchase (except for securities subject to repurchase agreements which may have longer maturities), and normally does not maintain a dollar-weighted average maturity of its portfolio securities in excess of 40 days.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of government, bank and commercial obligations that may be available in the money markets. Such obligations include U.S. Treasury obligations, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below. The Portfolio may also engage in the investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

 Money Market Obligations

  The following list of descriptions illustrates the types of Money Market Obligations in which the Portfolio intends to invest. The list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below.

  GOVERNMENT OBLIGATIONS. The Portfolio intends to invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Student Loan Marketing Association). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future and it is not obligated to do so by law.

  BANK INSTRUMENTS. The Portfolio intends to invest in certificates of deposit ("CDs"), time deposits and bankers' acceptances of domestic commercial banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements and CDs of other domestic banks that are fully insured as to principal by the Federal Deposit Insurance Corporation. CDs represent short-term interest-bearing deposits of commercial banks against which negotiable certificates bearing stated rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks which arise primarily from international commercial transactions.

  The Portfolio intends to invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of London branches of domestic banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will not make any time or savings deposit if, immediately after making such deposit, over 5% of the Portfolio's total assets would be invested in time and savings deposits.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are unsecured demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities. For additional information, see the Statement of Additional Information.

  Investment Practices

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY AND WHEN-ISSUED SECURITIES.The Portfolio may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by the Portfolio to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio and may enter into delayed delivery agreements to assure that the Portfolio will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  If the Portfolio enters into a delayed delivery agreement or purchases a when-issued security, the Portfolio will direct its custodian bank to segregate cash or other high grade securities (including Money Market Obligations) in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Portfolio's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Portfolio's exposure to market fluctuation, or may increase the possibility that the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolio will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's net assets would become so committed.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time; or

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions of the Portfolio set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The United States Securities and Exchange Commission (the "SEC") has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Shares of the Class are sold to institutional customers of banks, certain broker-dealers and other financial institutions (individually an "Institution" and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Fund may reasonably request. Institutions will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("Transfer Agent" or "AIFS"), must be completed and sent to AIFS, at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the shares of the Class through an Institution in accordance with the procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $1,000,000, and there is no minimum amount for subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Fund. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.

  Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for the shares of the Class purchased is received by the Portfolio in the form described above and notice of such order is provided to AIFS or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Cash Management Class of the Prime Portfolio," otherwise any funds received will be returned to the sending Institution.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made through a customer's Institution.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Payment for shares of the class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  Shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon the Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any, transfer agent fees or registration fees that may be unique to the Class. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to AIFS, at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain its net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent, to the extent possible, the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each portfolio of the Fund must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local or foreign taxes.

  The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on November 1, 1995 which are subject to change by legislation or administrative action.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions-- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 877-7745. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by an investor before making an investment in the Portfolio.

  For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.68% and 5.84%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

  Each shareholder will be provided with a written confirmation by its Institution for each transaction unless otherwise specified by the shareholder.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Directors. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), a holding company engaged in the financial services business. Information concerning the Board of Directors may be found in the Statement of Additional Information.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. AIM is a wholly-owned subsidiary of AIM Management.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1995, AIM received fees pursuant to the Advisory Agreement from the Fund with respect to the Portfolio which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.17% of the Class' average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "AIM Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

  In addition, AIM and AIFS entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $95,254 with respect to the Portfolio for the period August 31, 1994 through June 30, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995 AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $48,210.

FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year. FMC may in its discretion from time to time agree to waive voluntarily its 12b-1 fee but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the

Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Fund either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or financial institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of shares of the Class in an amount equal to 0.10% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class. Payments to dealers and other financial institutions in excess of 0.25% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions and payments to FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  As required by Rule 12b-1 under the 1940 Act, the Plan was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on May 9, 1995. In approving the continuance of the Plan, the directors considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the shareholders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

EXPENSES

  Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to a specific portfolio are prorated among all classes of such portfolio. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio is that of the Predecessor Portfolio. Shares of common stock of the Fund are divided into eight classes. Five classes, including the Class, represent interests in the Portfolio, and three classes represent interests in the Liquid Assets Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Fund.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 877-7745.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

=====================================  =======================================

SHORT-TERM INVESTMENTS CO.                          PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 877-7745                                December 12, 1995

INVESTMENT ADVISOR
A I M ADVISORS, INC.                                SHORT-TERM
11 Greenway Plaza, Suite 1919                    INVESTMENTS CO.
Houston, Texas 77046-1173
(713) 626-1919

DISTRIBUTOR                                      PRIME PORTFOLIO
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                     CASH MANAGEMENT CLASS
(800) 877-7745
                                                TABLE OF CONTENTS
AUDITORS
KPMG PEAT MARWICK LLP
NationsBank Building                                                      PAGE
700 Louisiana                                                             ----
Houston, Texas 77002
                                           SUMMARY.........................  2
CUSTODIAN
THE BANK OF NEW YORK                       TABLE OF FEES AND EXPENSES......  4
110 Washington Street
8th Floor                                  FINANCIAL HIGHLIGHTS............  5
New York, New York 10286
                                           SUITABILITY FOR INVESTORS.......  6
TRANSFER AGENT
                                           INVESTMENT PROGRAM..............  6

                                           PURCHASE OF SHARES..............  9
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 1919              REDEMPTION OF SHARES............ 11
Houston, Texas 77046-1173
                                           DIVIDENDS....................... 11
  NO PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY             TAXES........................... 12
REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS IN CONNECTION WITH THE          NET ASSET VALUE................. 12
OFFERING MADE BY THIS PROSPECTUS, AND
IF GIVEN OR MADE, SUCH INFORMATION OR      YIELD INFORMATION............... 13
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE      REPORTS TO SHAREHOLDERS......... 13
FUND OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN          MANAGEMENT OF THE FUND.......... 14
OFFER IN ANY JURISDICTION TO ANY
PERSON TO WHOM SUCH OFFERING MAY           GENERAL INFORMATION............. 16
NOT LAWFULLY BE MADE.
=====================================  =======================================

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION



                             CASH MANAGEMENT CLASS

                                     OF THE

                                PRIME PORTFOLIO

                                       OF

                           SHORT-TERM INVESTMENTS CO.



                               11 Greenway Plaza
                                   Suite 1919
                           Houston, Texas 77046-1173
                                 (800) 877-7745



                              --------------------



         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
             IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS,
                   COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 877-7745



                              --------------------



          Statement of Additional Information dated December 12, 1995
               Relating to the Prospectus dated December 12, 1995

                               TABLE OF CONTENTS



INTRODUCTION..........................................................   1

GENERAL INFORMATION ABOUT THE FUND....................................   1
    The Fund and Its Shares...........................................   1
    Directors and Officers............................................   3
    Remuneration of Directors.........................................   6
    AIM Funds Retirement Plan for Eligible Directors/Trustees.........   7
    Deferred Compensation Agreements..................................   8
    Investment Advisor................................................   9
    Administrator.....................................................  10
    Expenses..........................................................  10
    Transfer Agent and Custodian......................................  11
    Reports...........................................................  11
    Principal Holders of Securities...................................  12

PURCHASES AND REDEMPTIONS.............................................  16
    Net Asset Value Determination.....................................  16
    Distribution Agreement............................................  16
    Distribution Plan.................................................  17
    Banking Regulations...............................................  17
    Performance Information...........................................  18
    Suspension of Redemption Rights...................................  19

INVESTMENT PROGRAM AND RESTRICTIONS...................................  19
    Investment Program................................................  19
    Eligible Securities...............................................  20
    Commercial Paper Ratings..........................................  20
    Bond Ratings......................................................  21
    Investment Restrictions...........................................  23

PORTFOLIO TRANSACTIONS................................................  24

TAX MATTERS...........................................................  25
    Qualification as a Regulated Investment Company...................  25
    Excise Tax on Regulated Investment Companies......................  26
    Portfolio Distributions...........................................  27
    Effect of Future Legislation; Local Tax Considerations............  27

FINANCIAL STATEMENTS..................................................  FS

                                  INTRODUCTION


          The Prime Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated December 12, 1995 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"),
11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or by calling
(800) 877-7745.  Investors must receive a Prospectus before they invest.

          This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Cash Management Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; thus, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUND

 THE FUND AND ITS SHARES

          The Fund is an open-end diversified series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."

          The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Liquid Assets Portfolio (together, the "Portfolios"). The Portfolio consists of the following five classes of shares: Resource Class, Cash Management Class, Private Investment Class, Personal Investment Class and the Institutional Class. The Liquid Assets Portfolio consists of three classes of shares. Each class of shares has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the Prospectus relate solely to shares of the Cash Management Class (the "Class") of the Portfolio. Shares of the other classes of the Portfolio and the classes of the Liquid Assets Portfolio are offered pursuant to separate prospectuses and statements of additional information.

          As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

          Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of directors can elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

          The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

          The Charter of the Fund authorizes the issuance of 40 billion shares with a par value of $.001 each, of which 16 billion shares represent an interest in the Liquid Assets Portfolio (or class thereof) and 22 billion shares represent an interest in the Portfolio (or class thereof). A share of a Portfolio (or class) represents an equal proportionate interest in such Portfolio (or class) with each other share of that Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that Portfolio (or class). Additional information concerning the rights of share ownership is set forth in the Prospectus.

          The assets received by the Fund for the issue or sale of shares of each of the Portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each of the Portfolios are segregated and are charged with the expenses with respect to that Portfolio and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of each of the Portfolios, certain expenses may be legally chargeable against the assets of the entire Fund.

          The Charter provides that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Fund shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Fund shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Fund to the fullest extent permitted by the Maryland General Corporation Law.

          As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by ten or more shareholders who have been such for at least six months and who hold shares constituting 1% of the outstanding shares of the Fund, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

          Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

 DIRECTORS AND OFFICERS

          The directors and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

          *CHARLES T. BAUER, Director and Chairman (76)

          Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Venture Co.

          BRUCE L. CROCKETT, Director (51)
          COMSAT Corporation
          6560 Rock Spring Drive
          Bethesda, MD  20817

          Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

          OWEN DALY II, Director (71)
          Six Blythewood Road
          Baltimore, MD 21210

          Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable
Bancorporation.

          **CARL FRISCHLlNG, Director (58)
          919 Third Avenue
          New York, NY 10022

          Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).


------------------------

* A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

** A director who is an "interested person" of the Fund as defined in the 1940 Act.

          ***ROBERT H. GRAHAM, Director and President (49)

          Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President,
A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.

          JOHN F. KROEGER, Director (71)
          24875 Swan Road - Martingham
          Box 464
          St. Michaels, MD 21663

          Trustee, Flag Investors International Fund, Inc.; and Director, Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

          LEWIS F. PENNOCK, Director (53)
          8955 Katy Freeway, Suite 204
          Houston, TX 77024

          Attorney in private practice in Houston, Texas.

          IAN W. ROBINSON, Director (72)
          183 River Drive
          Tequesta, FL 33469

          Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

          LOUIS S. SKLAR, Director (56)
          Transco Tower, 50th Floor
          2800 Post Oak Blvd.
          Houston, TX 77056

          Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).






------------------------

*** A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

          ****JOHN J. ARTHUR, Senior Vice President and Treasurer (51)

          Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.

          GARY T. CRUM, Senior Vice President (48)

          Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

          ****CAROL F. RELIHAN, Vice President and Secretary (41)

          Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; Vice President and Secretary, A I M Distributors, Inc., A I M Global Associates, Inc. and A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.

          DANA R. SUTTON, Vice President and Assistant Treasurer (36)

          Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

          MELVILLE B. COX, Vice President (52)

          Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.

          KAREN DUNN KELLEY, Vice President (35)

          Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.

          J. ABBOTT SPRAGUE, Vice President (40)

          Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Management Group Inc.



--------------------------

****      Mr. Arthur and Ms. Relihan are married to each other.

          The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Portfolio's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Portfolio's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

          The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

          The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

          All of the Fund's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. Most of the Fund's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

          Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. The directors of the Fund who do not serve as officers of the Fund are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

          Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each director of the Fund:



                                                Retirement
                                                 Benefits           Total
                               Aggregate         Accrued         Compensation
       Director               Compensation      by all AIM       from all AIM
                              from Fund(1)       Funds(2)          Funds(3)
--------------------------------------------------------------------------------
Charles T. Bauer                     $  -0-        $   -0-            $   -0-
--------------------------------------------------------------------------------
Bruce L. Crockett                     4,393          2,814             45,094
--------------------------------------------------------------------------------
Owen Daly II                          4,423         14,375             45,844
--------------------------------------------------------------------------------
Carl Frischling                       4,393          7,542             45,094
--------------------------------------------------------------------------------
Robert H. Graham                        -0-            -0-                -0-
--------------------------------------------------------------------------------
John F. Kroeger                       4,423         20,517             45,844
--------------------------------------------------------------------------------
Lewis F. Pennock                      4,423          5,093             45,844
--------------------------------------------------------------------------------
Ian W. Robinson                       4,353         10,396             45,094
--------------------------------------------------------------------------------
Louis S. Sklar                        4,353          4,682             45,094
--------------------------------------------------------------------------------

----------------------

 (1) The total amount of compensation deferred by all Directors of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $18,174.

 (2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Company in respect of such retirement benefits was $11,985. Data reflects compensation earned for the calendar year ended December 31, 1994.

 (3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.


AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

     Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the AIM Funds. Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Director's compensation paid by the AIM Funds multiplied by the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

     Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7 and 5 years, respectively.




                                                 Annual Compensation Paid
                                                     By All AIM Funds
                                                        $60,000           $65,000
                                         ========================================
Number of Years of Service with the AIM  10             $30,000           $32,500
 Funds                                   ========================================
                                          9             $27,000           $29,250
                                         ========================================
                                          8             $24,000           $26,000
                                         ========================================
                                          7             $21,000           $22,750
                                         ========================================
                                          6             $18,000           $19,500
                                         ========================================
                                          5             $15,000           $16,250
                                         ========================================

DEFERRED COMPENSATION AGREEMENTS

     Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

     During the fiscal year ended August 31, 1995, $42,334 in directors' fees and expenses were allocated to the Portfolio.

     During the year ended August 31, 1995, the Portfolio paid legal fees of $3,247 for services rendered by Reid & Priest as counsel to the Board of Directors. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Directors. During the year ended August 31, 1995, the Portfolio paid legal fees of $10,128 for services rendered by that firm as counsel. A director of the Fund is a partner of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel and was a partner of the firm of Reid & Priest prior to September 1994.

INVESTMENT ADVISOR

     AIM, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). A prior investment advisory agreement (the "Prior Advisory Agreement") with substantially identical terms (including the fee schedules) to the Advisory Agreement was previously in effect with respect to the Predecessor Portfolio.

     AIM was organized in 1976 and, together with its affiliates, advises or manages 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."

     AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Directors. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     As compensation for its services, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:


           Net Assets                                 Rate
           ----------                                 ----
           First $100 million                         .20%
           Over $100 million to $200 million          .15%
           Over $200 million to $300 million          .10%
           Over $300 million to $1.5 billion          .06%
           Over $1.5 billion                          .05%

     The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

     The Advisory Agreement provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Fund has entered into a master administrative services agreement under which AIM will provide the additional services described below under the caption "Administrator."

     For the fiscal years ended August 31, 1995, 1994 and 1993, AIM received fees pursuant to the Advisory Agreement with respect to the Portfolio (and the Predecessor Portfolio) in the amounts of $2,567,762, $2,599,662 and $2,647,096, respectively.

     The Advisory Agreement will continue in effect until June 30, 1996, and from year to year thereafter provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

ADMINISTRATOR

     AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement"). In addition, AIM and A I M Institutional Fund Services, Inc. ("AIFS") entered into an administrative services agreement dated as of September 16, 1994 (the "AIFS Administrative Services Agreement").

     Under the Administrative Services Agreement, AIM performs accounting and other administrative services for the Portfolio which are not required to be performed by AIM under the advisory agreement. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including the cost of applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Directors.

     The AIFS Administrative Services Agreement between AIM and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, provided that AIFS could perform certain shareholder services for the Portfolio. For such services, AIFS was entitled to receive from AIM reimbursement of its costs associated with the Class. The AIFS Administrative Services Agreement was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995 AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $48,210.

     Under the terms of the Prior Advisory Agreement, AIM was reimbursed for the fiscal year ended August 31, 1993 in the amount of $94,922 for fund accounting services for the Portfolio. Pursuant to the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1995 and 1994 in the amounts of $154,963 and $106,109, respectively, for fund accounting services for the Portfolio. For the period from August 31, 1994 through June 30, 1995 and for the period from June 1, 1994 through August 31, 1994, AIFS or its affiliates received shareholder services fees from AIM with respect to the Portfolio in the amounts of $95,254 and $14,651, respectively.

EXPENSES

     Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

     Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios based upon the relative net assets of each such class. The expenses of the Portfolio are deducted from its total income before dividends are paid. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

     The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.

     A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 serves as a transfer agent and dividend disbursing agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by AIFS and the Fund.

REPORTS

     The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held by the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

PRINCIPAL HOLDERS OF SECURITIES

     PRIME PORTFOLIO

     To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of October 25, 1995, and the percentage of the Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                         PERCENT
               NAME AND ADDRESS          OWNED OF
               OF RECORD OWNER         RECORD ONLY*
               ---------------         -----------
INSTITUTIONAL CLASS
-------------------

NationsBank of Texas                      13.81%
P.O. Box 831000
Dallas, TX 75283-1000

U.S. Bank of Oregon                       13.23%
321 Southwest 6th Street
Portland, OR 97208

Trust Company Bank                         8.19%
P.O. Box 105504
Atlanta, GA 30348

Texas Commerce Bank                        7.62%
P.O. Box 2558
Houston, TX 77252-8098

Boatmen's Trust Company                    7.27%
100 North Broadway
St. Louis, MO 63101

Frost National Bank                        7.26%
P.O. Box 1600
San Antonio, TX 78296




----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                         PERCENT
               NAME AND ADDRESS          OWNED OF
               OF RECORD OWNER         RECORD ONLY*
               ---------------         -----------
PRIVATE INVESTMENT CLASS
------------------------

Huntington Capital Corporation            71.90%**
41 South High Street
Columbus, OH 43287

Var & Co.                                 17.39%
180 East 5th Street
St. Paul, MN 55101

Frost National Bank                        6.94%
P.O. Box 1600
San Antonio, TX 78296

                                         PERCENT
               NAME AND ADDRESS          OWNED OF
               OF RECORD OWNER         RECORD ONLY*
               ---------------         -----------
PERSONAL INVESTMENT CLASS
-------------------------

Bank of New York                           67.37%**
440 Manaroneck Ave.
Harrison, NY 10528

Cullen/Frost Discount Brokers              30.94%**
P.O. Box 2358
San Antonio, TX 78299

                                         PERCENT
               NAME AND ADDRESS          OWNED OF
               OF RECORD OWNER         RECORD ONLY*
               ---------------         -----------
CASH MANAGEMENT CLASS
---------------------

Piper Jaffray As Agent For Customer       35.24%**
101 California Street
Suite 1150
San Francisco, CA 94111



----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                         PERCENT
               NAME AND ADDRESS          OWNED OF
               OF RECORD OWNER         RECORD ONLY*
               ---------------         -----------
Piper Jaffray As Agent For Customer       29.49%**
P.O. Box 160727
Sacramento, CA 95816-0727

Bank Of New York                          10.75%
One Wall Street
New York, NY 10286

Citibank As Agent For Customer             8.38%
120 Wall Street 13th Floor
New York, NY 10043

RESOURCE CLASS
--------------

          AIM provided the initial capitalization of the Resource Class of the Prime Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Resource Class of the Prime Portfolio. Although the Resource Class of the Prime Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Prime Portfolio that are outstanding, it may be presumed to be in "control" of the Resource Class of the Prime Portfolio, as defined in the 1940 Act.

LIQUID ASSETS PORTFOLIO

          To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of October 25, 1995, the percentage of the Liquid Assets Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                         PERCENT
               NAME AND ADDRESS          OWNED OF
               OF RECORD OWNER         RECORD ONLY*
               ---------------         -----------
INSTITUTIONAL CLASS
-------------------

Trust Company Bank                        20.96%
P.O. Box 105504
Atlanta, GA 30348

----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                         PERCENT
               NAME AND ADDRESS          OWNED OF
               OF RECORD OWNER         RECORD ONLY*
               ---------------         -----------
Wachovia Bank & Trust                     14.33%
P.O. Box 3075
Winston-Salem, NC 27150

NationsBank Dallas                        11.09%
P.O. Box 831000
Dallas, TX 75283-1000

Society National Bank                      7.57%
127 Public Square
Cleveland, OH 44114-1306

Boatmen's Trust Company                    6.56%
100 North Broadway
St. Louis, MO 63102

Firstar Bank of Madison                    5.41%
P.O. Box 7900
Madison, WI 53707


PRIVATE INVESTMENT CLASS
------------------------

          AIM provided the initial capitalization of the Private Investment Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Private Investment Class of the Liquid Assets Portfolio. Although the Private Investment Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Private Investment Class of the Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Private Investment Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

CASH MANAGEMENT CLASS
---------------------

          AIM provided the initial capitalization of the Cash Management Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Cash Management Class of the Liquid Assets Portfolio. Although the Cash Management Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Cash Management Class of the


----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Cash Management Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

          To the best of the knowledge of the Fund, as of October 25, 1995, the directors and officers of the Fund beneficially owned less than 1% of any portfolio's outstanding shares.


                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

          Shares of the Portfolio are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

          The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Fund's Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

          The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

          The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information about the Fund -- Directors and Officers" and "General Information about the Fund -- Investment Advisor" for information as to the affiliation of certain directors and officers of the Fund with FMC, AIM and AIM Management.

          The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of the Class either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Class.

          The Distribution Agreement will continue in effect until June 30, 1996, and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

DISTRIBUTION PLAN

          The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of the shares of the Class. These services may include among other things: (i) answering customer inquiries regarding the shares of the Class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment in shares of the Class of customer cash accounting balances; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the shares of the Class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

          For the fiscal year ended August 31, 1995 FMC received compensation pursuant to the Plan in the amount of $14,646, or an amount equal to 0.08%, of the average daily net assets of the Class. Of such amount, $11,672 (or an amount equal to 0.06% of the average daily net assets of the Class) was paid to dealers and financial institutions, and $2,974 (or an amount equal to 0.02% of the average daily net assets of the Class) was retained by FMC.

          FMC is a wholly-owned subsidiary of AIM which is a wholly-owned subsidiary of AIM Management. Charles T. Bauer, a Director and Chairman of the Fund and Robert H. Graham, a Director and President of the Fund, own shares of AIM Management.

BANKING REGULATIONS

          The Glass-Steagall Act and other applicable laws or regulations, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

          In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

          In order to permit the sale of the Fund's shares in certain states, the Fund may from time to time make commitments more restrictive than the restrictions described herein.

PERFORMANCE INFORMATION

          As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling the Fund at (800) 877-7745. The current yield quoted will be the net average annualized yield for an identified period. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for the Class that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

          For the seven-day period ended August 31, 1995, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) for the Class were 5.68% and 5.84%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

          The Fund may compare the performance of the Class or the performance of securities in which the Portfolio may invest to:

          . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

          . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report(R) of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

          . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          . other fixed-income investments such as Certificates of Deposit ("CDs").

          The principal value and interest rate of CDs and money market securities are fixed at the time of purchase, whereas the Class's yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

          The Fund may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

SUSPENSION OF REDEMPTION RIGHTS

          The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.


                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

          The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of London branches of domestic banks having total assets of $1.5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of United Kingdom withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

          Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than 5% of its total assets in securities issued by the issuer of the security, provided that such fund may invest more than 5% of its total assets in the First Tier securities of a single issuer for a period of up to 3 business days after the purchase thereof if the money market fund is a diversified investment company, provided further, that the fund may not make more than one investment in accordance with the foregoing proviso at any time. Under Rule 2a-7, for purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by Requisite NRSROs.(1)

          The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.


-----------------------

(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer of such security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff and Phelps, Inc., Fitch Investors Services, Inc. ("Fitch") and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

ELIGIBLE SECURITIES

          Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, defines an "Eligible Security" as follows:

               (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

               (ii) a security:

                         (A) that at the time of issuance was a long-term
               security but that has a remaining maturity of 397 calendar days or less, and

                         (B) whose issuer has received from the Requisite NRSROs
               a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

               (iii) an unrated security(2) that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

                         (A) the board of directors may base its determination that a standby commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                         (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

COMMERCIAL PAPER RATINGS

          The following is a description of the factors underlying the commercial paper ratings of Moody's, S&P and Fitch.

          Moody's -- The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the


--------------------------

(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

          S&P -- Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

          FITCH -- Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch's short-term ratings are as follows:

                                      F-1

          Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      F-2

          Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1."

                             PLUS(+) AND MINUS (-)

          Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

                                      LOC

          The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

          The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

          MOODY'S -- The following are the two highest bond ratings of Moody's.

                                      Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

          S&P -- The following are the two highest bond ratings of S&P.

                                      AAA

          Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                       AA

          Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

          FITCH -- Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

          The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

          Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

          Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

                                      AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1."

INVESTMENT RESTRICTIONS

          As a matter of fundamental policy which may not be changed without the approval of a majority of the outstanding shares of the Portfolio (as that term is defined under "General Information about the Fund -- The Fund and its Shares"), the Portfolio may not:

               (1) concentrate more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

               (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time;

               (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

               (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33-1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

               (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements, and
          (c) by lending portfolio securities to the extent permitted by law or regulation;

               (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

               (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

               (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

               (9) invest in any obligation not payable as to principal and interest in United States currency; or

               (10) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

          The following investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors of the Fund without Shareholder approval. The Portfolio does not intend to invest in companies for the purpose of exercising control or management.

          State Law Restrictions The Fund may, from time to time in order to qualify shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. Pursuant to an undertaking made to the Ohio Division of Securities, the Portfolio will not purchase the securities of an issuer if the officers or directors of the Fund who own more than 0.5% of the securities of the issuer together own beneficially more than 5% of the securities of such issuer.


                             PORTFOLIO TRANSACTIONS

          AIM is responsible for decisions to buy and sell securities for the Portfolio, for selection of broker-dealers and for negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

          The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The investment policy of the Portfolio requires that investments mature in 60 days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

          AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.

          From time to time, the Fund may sell a security to, or purchase a security from, an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

          Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

          AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchased on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

          Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolio as a principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Fund's Board of Directors and such purchase is reviewed at least quarterly by the Fund's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by other performing similar services. During the fiscal year ended August 31, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.

                                  TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

          The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

          In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gains if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

          In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

          If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

          A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

          The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

          Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

          Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made.
However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

          The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends, and in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

          The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                             FINANCIAL STATEMENTS



                                      FS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.

                                 /s/ KPMG Peat Marwick LLP

                                 KPMG Peat Marwick LLP

Houston, Texas
October 6, 1995

SCHEDULE OF INVESTMENTS

August 31, 1995

                                      MATURITY PAR (000)     VALUE
COMMERCIAL PAPER - 71.82%(a)
BASIC INDUSTRIES - 0.30%

MULTIPLE INDUSTRY - 0.30%

Philip Morris Companies, Inc.
5.75%                                 10/04/95 $ 12,500  $  12,434,115
----------------------------------------------------------------------
    Total Basic Industries                                  12,434,115
----------------------------------------------------------------------

BUSINESS SERVICES - 5.90%

POLLUTION CONTROL SERVICES - 2.15%

Browning-Ferris Industries, Inc.
5.69%                                 09/08/95   20,000     19,977,872
----------------------------------------------------------------------
5.75%                                 09/15/95   18,000     17,959,750
----------------------------------------------------------------------
5.73%                                 09/18/95   20,000     19,945,883
----------------------------------------------------------------------
5.75%                                 09/19/95   12,700     12,663,487
----------------------------------------------------------------------
5.73%                                 09/22/95   20,000     19,933,150
----------------------------------------------------------------------
                                                            90,480,142
----------------------------------------------------------------------

MISCELLANEOUS - 3.75%

Donnelley (R.R.) & Sons Co.
5.73%                                 09/22/95   53,000     52,822,848
----------------------------------------------------------------------
PHH Corp.
5.75%                                 09/13/95   47,100     47,009,725
----------------------------------------------------------------------
5.75%                                 10/11/95   58,000     57,629,445
----------------------------------------------------------------------
                                                           157,462,018
----------------------------------------------------------------------
    Total Business Services                                247,942,160
----------------------------------------------------------------------

CAPITAL GOODS - 2.35%

COMPUTERS & OFFICE EQUIPMENT - 1.40%

Xerox Corp.
5.75%                                 10/04/95   31,025     30,861,472
----------------------------------------------------------------------
Xerox Credit Corp.
5.73%                                 09/19/95   11,000     10,968,485
----------------------------------------------------------------------
5.74%                                 10/05/95   16,981     16,888,944
----------------------------------------------------------------------
                                                            58,718,901
----------------------------------------------------------------------

MACHINERY - 0.95%

Dover Corp.
5.75%                                 09/11/95   14,000     13,977,639
----------------------------------------------------------------------
5.75%                                 09/25/95   15,000     14,942,500
----------------------------------------------------------------------
5.77%                                 10/02/95   11,191     11,135,396
----------------------------------------------------------------------
                                                            40,055,535
----------------------------------------------------------------------
    Total Capital Goods                                     98,774,436
----------------------------------------------------------------------

                                  MATURITY PAR (000)     VALUE
CONSUMER DURABLES - 2.52%

AUTOMOBILE - 2.52%

Daimler-Benz North America Corp.
5.68%                             09/08/95 $ 66,000  $   65,927,107
-------------------------------------------------------------------
Toyota Motor Credit Corp.
5.75%                             10/06/95   40,000      39,776,389
-------------------------------------------------------------------
    Total Consumer Durables                             105,703,496
-------------------------------------------------------------------

CONSUMER NONDURABLES - 3.32%

HOUSEHOLD PRODUCTS - 3.32%

Colgate-Palmolive Co.
5.70%                             09/15/95   61,550      61,413,564
-------------------------------------------------------------------
5.71%                             09/18/95   20,000      19,946,072
-------------------------------------------------------------------
5.72%                             09/20/95   19,500      19,441,132
-------------------------------------------------------------------
5.72%                             09/21/95   38,800      38,676,702
-------------------------------------------------------------------
    Total Consumer Nondurables                          139,477,470
-------------------------------------------------------------------

CONSUMER SERVICES - 2.91%

MISCELLANEOUS - 2.91%

USL Capital Corp.
5.73%                             09/07/95   21,000      20,979,945
-------------------------------------------------------------------
5.74%                             09/07/95   21,000      20,979,910
-------------------------------------------------------------------
5.73%                             09/19/95    9,000       8,974,215
-------------------------------------------------------------------
5.77%                             09/21/95   15,500      15,450,314
-------------------------------------------------------------------
5.73%                             10/05/95   31,016      30,848,152
-------------------------------------------------------------------
5.74%                             10/13/95   25,000      24,832,583
-------------------------------------------------------------------
    Total Consumer Services                             122,065,119
-------------------------------------------------------------------

ENERGY - 3.31%

NATURAL GAS - 1.45%

Colonial Pipeline Co.
5.72%                             09/12/95   15,000      14,973,783
-------------------------------------------------------------------
5.72%                             09/19/95   13,800      13,760,532
-------------------------------------------------------------------
5.76%                             09/28/95   12,000      11,948,160
-------------------------------------------------------------------
5.78%                             09/29/95   20,100      20,009,639
-------------------------------------------------------------------
                                                         60,692,114
-------------------------------------------------------------------

OIL & GAS - 1.86%

ARCO Coal Australia Inc.
5.69%                             09/12/95    9,501       9,484,482
-------------------------------------------------------------------
5.70%                             09/14/95   12,489      12,463,293
-------------------------------------------------------------------
5.75%                             09/15/95   14,788      14,754,932
-------------------------------------------------------------------
5.72%                             10/10/95   12,507      12,429,498
-------------------------------------------------------------------

                                                   PAR
                                        MATURITY  (000)       VALUE
ENERGY--(continued)

OIL & GAS - (CONTINUED)

Mobil Australia Finance Company, Inc.
5.68%                                   09/01/95 $ 29,088 $   29,088,000
------------------------------------------------------------------------
                                                              78,220,205
------------------------------------------------------------------------
    Total Energy                                             138,912,319
------------------------------------------------------------------------

FINANCIAL - 47.89%

ASSET-BACKED SECURITIES - 22.81%

Asset Securitization Cooperative Corp.
5.70%                                   09/08/95   55,000     54,939,041
------------------------------------------------------------------------
5.72%                                   09/22/95   10,000      9,966,633
------------------------------------------------------------------------
5.72%                                   10/26/95   55,000     54,519,361
------------------------------------------------------------------------
5.71%                                   10/27/95   30,000     29,733,533
------------------------------------------------------------------------
Ciesco, L.P.
5.73%                                   09/06/95   15,000     14,988,063
------------------------------------------------------------------------
5.72%                                   10/18/95   40,000     39,701,289
------------------------------------------------------------------------
Clipper Receivables Corp.
5.77%                                   09/12/95   50,000     49,911,848
------------------------------------------------------------------------
5.77%                                   09/13/95   28,911     28,855,394
------------------------------------------------------------------------
5.77%                                   09/14/95   17,227     17,191,106
------------------------------------------------------------------------
5.77%                                   09/19/95   57,000     56,835,555
------------------------------------------------------------------------
5.77%                                   09/25/95   19,000     18,926,913
------------------------------------------------------------------------
Corporate Asset Funding Co. Inc.
5.73%                                   09/06/95   32,900     32,873,817
------------------------------------------------------------------------
5.74%                                   09/07/95   25,000     24,976,083
------------------------------------------------------------------------
Delaware Funding Corp.
5.72%                                   09/18/95   16,228     16,184,166
------------------------------------------------------------------------
5.76%                                   09/25/95   12,134     12,087,405
------------------------------------------------------------------------
Eiger Capital Corp.
5.75%                                   09/14/95   27,540     27,482,816
------------------------------------------------------------------------
Falcon Asset Securitization Corp.
5.76%                                   09/11/95   15,325     15,300,480
------------------------------------------------------------------------
5.77%                                   09/20/95   25,000     24,923,868
------------------------------------------------------------------------
5.74%                                   10/04/95   31,425     31,259,653
------------------------------------------------------------------------
5.75%                                   10/04/95   15,050     14,970,674
------------------------------------------------------------------------
5.74%                                   10/12/95   15,825     15,721,548
------------------------------------------------------------------------
Matterhorn Capital Corp.
5.75%                                   09/27/95   31,016     30,887,197
------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE
FINANCIAL--(continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Preferred Receivables Funding Corp.
5.70%                                  09/08/95 $ 11,375  $   11,362,393
------------------------------------------------------------------------
5.73%                                  09/14/95   20,875      20,831,806
------------------------------------------------------------------------
5.73%                                  09/18/95   30,125      30,043,487
------------------------------------------------------------------------
5.75%                                  10/05/95   81,275      80,833,633
------------------------------------------------------------------------
5.73%                                  10/20/95   30,125      29,890,050
------------------------------------------------------------------------
Sheffield Receivables Corp.
5.72%                                  09/06/95   25,800      25,779,503
------------------------------------------------------------------------
5.71%                                  09/12/95   24,700      24,656,905
------------------------------------------------------------------------
5.77%                                  09/13/95   46,000      45,911,528
------------------------------------------------------------------------
5.77%                                  09/14/95   40,000      39,916,656
------------------------------------------------------------------------
5.73%                                  09/19/95   26,900      26,822,931
------------------------------------------------------------------------
                                                             958,285,335
------------------------------------------------------------------------

BUSINESS CREDIT - 4.08%

CIT Group Holdings, Inc.
5.68%                                  09/06/95   30,000      29,976,333
------------------------------------------------------------------------
5.68%                                  09/07/95   30,000      29,971,600
------------------------------------------------------------------------
5.72%                                  09/21/95   75,000      74,761,667
------------------------------------------------------------------------
5.72%                                  10/20/95   37,000      36,711,934
------------------------------------------------------------------------
                                                             171,421,534
------------------------------------------------------------------------

INSURANCE - 2.33%

MetLife Funding, Inc.
5.72%                                  09/22/95   50,000      49,833,166
------------------------------------------------------------------------
5.74%                                  10/12/95   48,211      47,895,834
------------------------------------------------------------------------
                                                              97,729,000
------------------------------------------------------------------------

PERSONAL CREDIT - 7.68%

Associates Corp. of North America
5.73%                                  10/18/95   50,000      49,625,958
------------------------------------------------------------------------
5.73%                                  10/19/95  100,000      99,236,000
------------------------------------------------------------------------
AVCO Financial Services, Inc.
5.70%                                  09/15/95   50,000      49,889,167
------------------------------------------------------------------------

                                   MATURITY PAR (000)     VALUE
FINANCIAL - (continued)

PERSONAL CREDIT - (CONTINUED)

Household Finance Corp.
5.75%                              10/12/95 $ 50,000  $   49,672,569
--------------------------------------------------------------------
5.73%                              10/20/95   50,000      49,610,042
--------------------------------------------------------------------
Student Loan Corp.
5.73%                              10/20/95   25,000      24,805,021
--------------------------------------------------------------------
                                                         322,838,757
--------------------------------------------------------------------

MISCELLANEOUS - 7.10%

Hertz Corp. (The)
5.69%                              09/07/95   25,000      24,976,292
--------------------------------------------------------------------
5.68%                              09/08/95   20,000      19,977,911
--------------------------------------------------------------------
5.70%                              09/18/95   81,000      80,781,975
--------------------------------------------------------------------
5.72%                              10/06/95   35,000      34,805,361
--------------------------------------------------------------------
5.75%                              10/13/95   11,500      11,422,854
--------------------------------------------------------------------
International Lease Finance Corp.
5.70%                              09/15/95   19,000      18,957,883
--------------------------------------------------------------------
5.71%                              09/25/95   18,500      18,429,577
--------------------------------------------------------------------
5.72%                              10/05/95    6,570       6,534,507
--------------------------------------------------------------------
5.72%                              10/06/95   38,900      38,683,673
--------------------------------------------------------------------
5.73%                              10/13/95   44,000      43,705,860
--------------------------------------------------------------------
                                                         298,275,893
--------------------------------------------------------------------

MULTIPLE INDUSTRY - 3.89%

General Electric Capital Corp.
5.74%                              09/07/95   23,500      23,477,518
--------------------------------------------------------------------
5.72%                              09/20/95  100,000      99,698,110
--------------------------------------------------------------------
5.71%                              10/06/95   40,500      40,275,169
--------------------------------------------------------------------
                                                         163,450,797
--------------------------------------------------------------------
    Total Financial                                    2,012,001,316
--------------------------------------------------------------------

OTHER - 3.32%

DIVERSIFIED - 3.32%

BTR Dunlop Finance Inc.
5.69%                              09/12/95   20,424      20,388,491
--------------------------------------------------------------------
5.73%                              09/22/95   23,224      23,146,374
--------------------------------------------------------------------
5.72%                              10/10/95   26,556      26,391,441
--------------------------------------------------------------------
5.74%                              10/13/95   26,759      26,579,804
--------------------------------------------------------------------

                                                       PAR
                                            MATURITY  (000)       VALUE
OTHER--(continued)

DIVERSIFIED - (CONTINUED)

Cargill Inc.
5.69%                                       09/08/95 $ 12,000 $   11,986,724
----------------------------------------------------------------------------
5.70%                                       09/11/95   16,300     16,274,192
----------------------------------------------------------------------------
5.73%                                       09/22/95   15,000     14,949,863
----------------------------------------------------------------------------
    Total Other                                                  139,716,889
----------------------------------------------------------------------------
    Total Commercial Paper                                     3,017,027,320
----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 4.06%

Citicorp Securities, Inc.(b)
6.063%                                      09/13/95    6,000      6,000,000
----------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.(c)
5.988%                                      10/16/95   87,500     87,500,000
----------------------------------------------------------------------------
Morgan Stanley Group, Inc.(d)
5.893%                                      01/29/96   77,000     77,000,000
----------------------------------------------------------------------------
    Total Master Note Agreements                                 170,500,000
----------------------------------------------------------------------------

PROMISSORY NOTE AGREEMENTS - 1.78%

Goldman, Sachs & Co.(e)
5.913%                                      01/29/96   75,000     75,000,000
----------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                               3,262,527,320
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 22.77%(f)

BT Securities Corp.(g)
5.83%                                          --      50,000     50,000,000
----------------------------------------------------------------------------
Daiwa Securities America, Inc.(h)
5.84%                                       09/01/95   91,528     91,528,472
----------------------------------------------------------------------------
Fuji Securities Inc.(i)
5.87%                                          --     115,000    115,000,000
----------------------------------------------------------------------------
Nesbitt Burns Securities, Inc.(j)
5.86%                                          --     100,000    100,000,000
----------------------------------------------------------------------------
Nikko Securities Co., Ltd.(k)
5.87%                                       09/01/95  200,000    200,000,000
----------------------------------------------------------------------------
Nomura Securities Co., Ltd.(l)
5.85%                                       09/01/95  100,000    100,000,000
----------------------------------------------------------------------------
SBC Government Securities, Inc.(m)
5.87%                                          --     200,000    200,000,000
----------------------------------------------------------------------------
UBS Securities Inc.(n)
5.85%                                          --     100,000    100,000,000
----------------------------------------------------------------------------

                                                        VALUE
    Total Repurchase Agreements                     $  956,528,472
---------------------------------------------------------------------
    TOTAL INVESTMENTS - 100.43%                      4,219,055,792(o)
---------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES - (0.43)%            (17,975,680)
---------------------------------------------------------------------
    NET ASSETS - 100%                               $4,201,080,112
=====================================================================

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven calendar days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(d) Master Note Purchase Agreement may be terminated by either party upon three business days' notice, at which time all amounts outstanding under the notes purchased under the Master Note Purchase Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(e) The Portfolio may demand prepayment of Note upon seven calendar days' notice. Interest rates on promissory notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(f) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(g) Open repurchase agreement entered into 02/27/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $95,150,000 U.S. Treasury STRIPS, due 08/15/04 to 08/15/05.
(h) Joint repurchase agreement entered into 08/31/95 with a maturing value of $209,464,857. Collateralized by $204,224,000 U.S. Treasury obligations, 0% to 10.75% due 11/30/95 to 05/15/16.
(i) Open joint repurchase agreement entered into 12/12/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $332,491,000 U.S. Treasury obligations, 0% to 9.25% due 05/15/97 to 02/15/16.
(j) Open joint repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $270,681,000 U.S. Treasury STRIPS, due 11/15/95 to 11/15/21.
(k) Entered into 08/31/95 with a maturing value of $200,032,611. Collateralized by $271,592,502 U.S. Government agency obligations, 6.583% to 9.50% due 09/01/98 to 08/01/25.
(l) Entered into 08/31/95 with a maturing value of $100,016,250. Collateralized by $102,805,000 U.S. Government agency obligations, 0% to 8.25% due 10/02/95 to 05/12/05.
(m) Open repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $232,765,728 U.S. Government agency obligations, 5.997% to 9.00% due 11/01/21 to 02/01/31 and $8,000,000 U.S. Treasury Bills due
    03/07/96.
(n) Open joint repurchase agreement entered into 08/18/95; however, either party may terminate the agreement upon demand. Collateralized by $249,645,000 U.S. Treasury Bills, due 12/14/95 to 01/18/96.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1995

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $3,262,527,320
------------------------------------------------------------------------
Repurchase agreements                                        956,528,472
------------------------------------------------------------------------
Interest receivable                                            1,395,798
------------------------------------------------------------------------
Investment for deferred compensation plan                         31,965
------------------------------------------------------------------------
Other assets                                                   1,351,229
------------------------------------------------------------------------
  Total assets                                             4,221,834,784
------------------------------------------------------------------------

LIABILITIES:

Dividends payable                                             20,375,980
------------------------------------------------------------------------
Deferred compensation payable                                     31,965
------------------------------------------------------------------------
Accrued advisory fees                                            213,136
------------------------------------------------------------------------
Accrued distribution fees                                         88,951
------------------------------------------------------------------------
Accrued transfer agent fees                                        5,493
------------------------------------------------------------------------
Accrued operating expenses                                        39,147
------------------------------------------------------------------------
  Total liabilities                                           20,754,672
------------------------------------------------------------------------

NET ASSETS                                                $4,201,080,112

========================================================================

NET ASSETS:

Institutional Class                                       $3,752,693,248
========================================================================
Private Investment Class                                  $  154,277,704
========================================================================
Personal Investment Class                                 $   99,630,235
========================================================================
Cash Management Class                                     $  194,478,925
========================================================================

NET ASSET VALUE PER SHARE:

Shares outstanding, $0.001 par value per share:
Institutional Class                                        3,752,704,848
========================================================================
Private Investment Class                                     154,278,185
========================================================================
Personal Investment Class                                     99,629,606
========================================================================
Cash Management Class                                        194,479,527
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1995

INVESTMENT INCOME:

Interest income                                       $246,526,258
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            2,567,762
-------------------------------------------------------------------
Custodian fees                                             329,212
-------------------------------------------------------------------
Administrative services fees                               250,216
-------------------------------------------------------------------
Directors' fees and expenses                                42,334
-------------------------------------------------------------------
Registration fees                                          262,523
-------------------------------------------------------------------
Transfer agent fees                                         89,684
-------------------------------------------------------------------
Distribution fees (Note 2)                                 795,232
-------------------------------------------------------------------
Other                                                      348,810
-------------------------------------------------------------------
  Total expenses                                         4,685,773
-------------------------------------------------------------------
Less expenses assumed by advisor                           (50,900)
===================================================================
  Net expenses                                           4,634,873
===================================================================
Net investment income                                  241,891,385
===================================================================
Net increase in net assets resulting from operations  $241,891,385
===================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1995 and 1994

                                                  1995            1994
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $  241,891,385  $  155,832,059
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   241,891,385     155,832,059
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                             (241,891,385)   (155,832,059)
----------------------------------------------------------------------------
Share transactions-net                           86,066,761    (253,692,887)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets          86,066,761    (253,692,887)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         4,115,013,351   4,368,706,238
----------------------------------------------------------------------------
  End of period                              $4,201,080,112  $4,115,013,351
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $4,201,092,165  $4,115,025,404
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                             (12,053)        (12,053)
----------------------------------------------------------------------------
                                             $4,201,080,112  $4,115,013,351
============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, the Prime Portfolio, which offers separate classes of shares, and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"). The assets, liabilities and operations of each portfolio are accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, and the Cash Management Class.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio invests only in securities which have maturities of sixty days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                        RATE
-----------------------------------------------------------------------
First $100 million                                                0.20%
-----------------------------------------------------------------------
Over $100 million to $200 million                                 0.15%
-----------------------------------------------------------------------
Over $200 million to $300 million                                 0.10%
-----------------------------------------------------------------------
Over $300 million to $1.5 billion                                 0.06%
-----------------------------------------------------------------------
Over $1.5 billion                                                 0.05%
-----------------------------------------------------------------------

 AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $14,000 on the Prime Portfolio-Private Investment Class, $13,300 on the Prime Portfolio-Personal Investment Class and $23,600 on the Prime Portfolio-Cash Management Class during the year ended August 31, 1995.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $154,963 for such services. During the year ended August 31, 1995, the Fund paid A I M Institutional Fund

Services, Inc. ("AIFS") $143,464 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Portfolio.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class and the Cash Management Class of the Portfolio. The Plan provides that the Portfolio's Private Investment Class, the Personal Investment Class and the Cash Management Class may pay up to a 0.50%, 0.75% and 0.10%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class and (b) 0.10% of the average daily net assets of the Cash Management Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class or the Cash Management Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1995, the Prime Portfolio-Private Investment Class, the Prime Portfolio-Personal Investment Class and Prime Portfolio-Cash Management Class accrued $367,522, $413,064 and $14,646, respectively, for compensation to FMC under the Plan. Certain officers and directors of the Fund are officers of AIM, FMC and AIFS.
 During the year ended August 31, 1995, the Portfolio paid legal fees of $3,247 for services rendered by Reid & Priest as counsel to the Board of Directors. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Directors. During the year ended August 31,1995, the Portfolio paid legal fees of $10,128 for services rendered by that firm as counsel. A director of the Fund is a member of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel and was a member of the firm of Reid & Priest prior to September 1994.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 1995 and 1994 were as follows:

                                      1995                              1994
                         --------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT
                         ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class     30,516,627,315  $30,516,627,315   33,826,759,958  $33,826,759,958
-------------------------------------------------------------------------------------------
  Private Investment
   Class                   1,403,913,359    1,403,913,359      120,927,192      120,927,192
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                     881,857,651      881,857,651       15,823,134       15,823,134
-------------------------------------------------------------------------------------------
  Cash Management Class*     307,521,987      307,521,987       25,113,434       25,113,434
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          3,106,371        3,106,371          527,557          527,557
-------------------------------------------------------------------------------------------
  Private Investment
   Class                       4,691,704        4,691,704            3,982            3,982
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                       4,299,720        4,299,720           39,701           39,701
-------------------------------------------------------------------------------------------
  Cash Management Class*         896,094          896,094            5,586            5,586
-------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (30,847,783,300) (30,847,783,300) (34,096,489,905) (34,096,489,905)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                  (1,285,160,664)  (1,285,160,664)    (107,954,443)    (107,954,443)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                    (789,592,898)    (789,592,898)     (13,702,087)     (13,702,087)
-------------------------------------------------------------------------------------------
  Cash Management Class*    (114,310,578)    (114,310,578)     (24,746,996)     (24,746,996)
-------------------------------------------------------------------------------------------
Net increase (decrease)       86,066,761  $    86,066,761     (253,692,887) $  (253,692,887)
===========================================================================================

* The Prime Portfolio-Cash Management Class commenced operations on June 30,
1994.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Prime Portfolio-Cash Management Class during the year ended August 31, 1995 and the period June 30, 1994 (date operations commenced) through August 31, 1994.

                                                        1995       1994
                                                      --------     -----
Net asset value, beginning of period                  $   1.00     $1.00
----------------------------------------------------  --------     -----
Income from investment operations:
  Net investment income                                   0.06      0.01
====================================================  ========     =====
  Total from investment operations                        0.06      0.01
====================================================  ========     =====
Less distributions:
  Dividends from net investment income                   (0.06)    (0.01)
----------------------------------------------------  --------     -----
Net asset value, end of period                        $   1.00     $1.00
====================================================  ========     =====
Total return                                              5.71%     4.34%(a)
====================================================  ========     =====
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $194,479      $372
====================================================  ========     =====
Ratio of expenses to average net assets                   0.17%(b)  0.14%(c)
====================================================  ========     =====
Ratio of net investment income to average net assets      5.69%(b)  4.26%(c)
====================================================  ========     =====

(a) Annualized.
(b) After expense reimbursements. Ratios are based on average net assets of $18,307,649. The ratios of expenses and net investment income prior to expense reimbursements are 0.30% and 5.56%, respectively.
(c) Ratios are annualized. After expense reimbursements. The ratios of expenses and net investment income prior to expense reimbursements are 0.65% and 3.75%, respectively.


                                            SUBJECT TO COMPLETION DATED NOVEMBER 8, 1995

SHORT-TERM
INVESTMENTS CO.
                           Prospectus
------------------------------------------------------------------------------------------------------------------------------------
PRIME
PORTFOLIO                    The Prime Portfolio (the "Portfolio") is a money market fund whose investment objective is the maximization of current income to the extent consistent with
RESOURCE                   the preservation of capital and the maintenance of liquidity. The Portfolio
CLASS                      seeks to achieve its objective by investing in high grade money market instruments, such as U.S. Government obligations, bank obligations, commercial
DECEMBER 12, 1995          instruments and repurchase agreements. The instruments purchased by the
                           Portfolio will have maturities of sixty days or less.

                             The Portfolio is a series portfolio of Short-Term Investments Co. (the
                           "Fund"), an open-end, diversified, series management investment company. This
                           Prospectus relates solely to the Resource Class of the Portfolio, a class of shares designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified, money market fund.

                             The Fund also offers shares of other classes of the Portfolio pursuant to separate prospectuses: the Institutional Class, the Private Investment Class,
                           the Personal Investment Class and the Cash Management Class, as well as shares of classes of another portfolio of the Fund, the Liquid Assets Portfolio.

                             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                           EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
                           AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                           ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                           A CRIMINAL OFFENSE.

                             THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR
                           SHOULD KNOW BEFORE INVESTING IN SHARES OF THE RESOURCE CLASS OF THE PORTFOLIO
                           AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL
                           INFORMATION, DATED DECEMBER 12, 1995, HAS BEEN FILED WITH THE UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY REFERENCE. FOR
                           A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO THE ADDRESS BELOW
                           OR CALL (800) 825-6858.

                             THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                           ENDORSED BY, ANY BANK, AND THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                           GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                           THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT
                           THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
                           SHARE. SHARES OF THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE
[LOGO APPEARS HERE]        LOSS OF PRINCIPAL.

Fund Management Company
11 Greenway Plaza
Suite 1919
Houston, TX 77046-1173
(800) 825-6858

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+  INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS   +
+  BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED      +
+  PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE    +
+  SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION  +
+  OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.                   +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. This Prospectus relates to the Resource Class (the "Class") of the Portfolio. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Liquid Assets Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as the "Portfolios."

  All classes of the Portfolio share a common investment objective and portfolio of investments. Shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing the securities of the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund--Investment Advisor" and "--Administrator."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to the Distribution Plan, the Fund may pay up to 0.20% of the average daily net assets of the Portfolio attributable to the shares of the Class to FMC as well as certain broker-dealers or other financial institutions as compensation for distribution-related services. See "Purchase of Shares" and "Management of the Fund--Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of London branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES -- RESOURCE CLASS
  Maximum Sales Load Imposed on Purchases (as a percentage of offering price)................................................................  None
  Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price).......................................................  None
  Deferred Sales Load (as a percentage of original purchase price or re-
   demption proceeds, as applicable).....................................  None
  Redemption Fees (as a percentage of amount redeemed, if applicable)....  None
  Exchange Fee...........................................................  None

ANNUAL PORTFOLIO OPERATING EXPENSES -- RESOURCE CLASS (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)*
  Management Fees........................................................  0.06%
  12b-1 Fees (after fee waivers)**.......................................  0.16%
  Other Expenses.........................................................  0.03%
                                                                           ----
  Total Portfolio Operating Expenses --Resource Class....................  0.25%
                                                                           ====

------
* The fees and expenses set forth in the table are based on estimated average net assets of the Class' first period of operations.
** Had there been no fee waivers, 12b-1 fees would have been 0.20%.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

     1 year...................................  $ 3
     3 years..................................  $ 8

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The other expenses and 12b-1 fees figure is based upon estimated costs and the estimated size of the Class and estimated fees to be charged for the current fiscal year. Thus, actual expenses may be greater or less than such estimates. To the extent any service providers assume expenses of the Class, such assumption will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts. As a result of 12b-1 fees, a long-term shareholder of the Class may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Rules of the National Association of Securities Dealers, Inc.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses--Resource Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                           SUITABILITY FOR INVESTORS

  The shares of the Class are intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. It is expected that the shares of the Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. The minimum initial investment is $10,000.

  Investors in the shares of the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the shares of the Class.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 60 days or less from the date of purchase (except for securities subject to repurchase agreements which may have longer maturities), and normally does not maintain a dollar-weighted average maturity of its portfolio securities in excess of 40 days.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of government, bank and commercial obligations that may be available in the money markets. Such obligations include U.S. Treasury obligations, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below. The Portfolio may also engage in the investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

 Money Market Obligations

  The following list of descriptions illustrates the types of Money Market Obligations in which the Portfolio intends to invest. The list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below.

  GOVERNMENT OBLIGATIONS. The Portfolio intends to invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Student Loan Marketing Association). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future and it is not obligated to do so by law.

  BANK INSTRUMENTS. The Portfolio intends to invest in certificates of deposit ("CDs"), time deposits and bankers' acceptances of domestic commercial banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements and CDs of other domestic banks that are fully insured as to principal by the Federal Deposit Insurance Corporation. CDs represent short-term interest-bearing deposits of commercial banks against which negotiable certificates bearing stated rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks which arise primarily from international commercial transactions.

  The Portfolio intends to invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of London branches of domestic banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will not make any time or savings deposit if, immediately after making such deposit, over 5% of the Portfolio's total assets would be invested in time and savings deposits.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are unsecured demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities. For additional information, see the Statement of Additional Information.

  Investment Practices

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY AND WHEN-ISSUED SECURITIES.The Portfolio may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by the Portfolio to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio and may enter into delayed delivery agreements to assure that the Portfolio will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  If the Portfolio enters into a delayed delivery agreement or purchases a when-issued security, the Portfolio will direct its custodian bank to segregate cash or other high grade securities (including Money Market Obligations) in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Portfolio's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Portfolio's exposure to market fluctuation, or may increase the possibility that the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolio will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's net assets would become so committed.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time; or

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions of the Portfolio set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The United States Securities and Exchange Commission (the "SEC") has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.


                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Shares of the Class are sold to institutional customers of banks, certain broker-dealers and other financial institutions (individually an "Institution" and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Fund may reasonably request. Institutions will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("Transfer Agent" or "AIFS"), must be completed and sent to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the shares of the Class through an Institution in accordance with the procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $10,000, and there is no minimum amount for subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Fund. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.

  Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for the shares of the Class purchased is received by the Portfolio in the form described above and notice of such order is provided to AIFS or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Resource Class of the Prime Portfolio," otherwise any funds received will be returned to the sending Institution.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made through a customer's Institution.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Payment for shares of the class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  Shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.


                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon the Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any, transfer agent fees or registration fees that may be unique to the Class. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain its net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent, to the extent possible, the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.


                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each portfolio of the Fund must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local or foreign taxes.

  The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on November 1, 1995 Prospectus which are subject to change by legislation or administrative action.


                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions-- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.


                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 825-6858. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by an investor before making an investment in the Portfolio.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.


                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

  Each shareholder will be provided with a written confirmation by its Institution for each transaction unless otherwise specified by the shareholder.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Directors. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), a holding company engaged in the financial services business. Information concerning the Board of Directors may be found in the Statement of Additional Information.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. AIM is a wholly-owned subsidiary of AIM Management.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1995, AIM received fees pursuant to the Advisory Agreement from the Fund with respect to the Portfolio which represented 0.06% of the Portfolio's average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "AIM Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

  In addition, AIM and AIFS entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $95,254 with respect to the Portfolio for the period August 31, 1994 through June 30, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995 AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $48,210.

FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year. FMC may in its discretion from time to time agree to waive voluntarily its 12b-1 fee but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the

Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Fund either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or financial institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of shares of the Class in an amount equal to 0.20% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class. Payments to dealers and other financial institutions in excess of 0.25% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions and payments to FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  As required by Rule 12b-1 under the 1940 Act, the Plan was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on September 19, 1995. In approving the Plan, the directors considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the shareholders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

EXPENSES


  Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to a specific portfolio are prorated among all classes of such portfolio. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio is that of the Predecessor Portfolio. Shares of common stock of the Fund are divided into eight classes. Five classes, including the Class, represent interests in the Portfolio, and three classes represent interests in the Liquid Assets Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Fund.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 825-6858.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

======================================  ======================================

SHORT-TERM INVESTMENTS CO.
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 825-6858                                        PROSPECTUS

INVESTMENT ADVISOR
A I M ADVISORS, INC.                              December 12, 1995
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(713) 626-1919
                                                      SHORT-TERM
DISTRIBUTOR                                         INVESTMENTS CO.
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 825-6858                                       ------------

AUDITORS                                            PRIME PORTFOLIO
KPMG PEAT MARWICK LLP
NationsBank Building                                 ------------
700 Louisiana
Houston, Texas 77002

CUSTODIAN                                           RESOURCE CLASS
THE BANK OF NEW YORK
110 Washington Street
8th Floor                                         TABLE OF CONTENTS
New York, New York 10286

TRANSFER AGENT
A I M INSTITUTIONAL FUND SERVICES, INC.                                 PAGE
11 Greenway Plaza, Suite 1919                                           ----
Houston, Texas 77046-1173
                                        Summary........................   2
  NO PERSON HAS BEEN AUTHORIZED TO GIVE Table of Fees and Expenses.....   4
ANY INFORMATION OR TO MAKE ANY          Suitability For Investors......   5
REPRESENTATIONS NOT CONTAINED IN THIS   Investment Program.............   5
PROSPECTUS IN CONNECTION WITH THE       Purchase of Shares.............   8
OFFERING MADE BY THIS PROSPECTUS, AND   Redemption of Shares...........  10
IF GIVEN OR MADE, SUCH INFORMATION OR   Dividends......................  10
REPRESENTATIONS MUST NOT BE RELIED      Taxes..........................  11
UPON AS HAVING BEEN AUTHORIZED BY THE   Net Asset Value................  11
FUND OR THE DISTRIBUTOR. THIS           Yield Information..............  12
PROSPECTUS DOES NOT CONSTITUTE AN       Reports to Shareholders........  12
OFFER IN ANY JURISDICTION TO ANY        Management of the Fund.........  13
PERSON TO WHOM SUCH OFFERING MAY        General Information............  15
NOT LAWFULLY BE MADE.

======================================  ======================================

                             SUBJECT TO COMPLETION
                            DATED NOVEMBER 8, 1995


                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION



                                 RESOURCE CLASS

                                     OF THE

                                PRIME PORTFOLIO

                                       OF

                           SHORT-TERM INVESTMENTS CO.



                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-7745



                             --------------------



         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
             IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS,
                   COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 825-6858



                             --------------------



          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 12, 1995
               RELATING TO THE PROSPECTUS DATED DECEMBER 12, 1995

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR ANY + +OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES+ +EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A +
+PROSPECTUS.                                                                   +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                               TABLE OF CONTENTS


INTRODUCTION ....................................................  1

GENERAL INFORMATION ABOUT THE FUND...............................  1
     The Fund and Its Shares.....................................  1
     Directors and Officers......................................  3
     Remuneration of Directors...................................  6
     AIM Funds Retirement Plan for Eligible Directors/Trustees...  7
     Deferred Compensation Agreements............................  8
     Investment Advisor..........................................  9
     Administrator............................................... 10
     Expenses.................................................... 10
     Transfer Agent and Custodian................................ 11
     Reports..................................................... 11
     Principal Holders of Securities............................. 12

PURCHASES AND REDEMPTIONS........................................ 16
     Net Asset Value Determination............................... 16
     Distribution Agreement...................................... 16
     Distribution Plan........................................... 17
     Banking Regulations......................................... 17
     Performance Information..................................... 17
     Suspension of Redemption Rights............................. 18

INVESTMENT PROGRAM AND RESTRICTIONS.............................. 18
     Investment Program.......................................... 18
     Eligible Securities......................................... 19
     Commercial Paper Ratings.................................... 20
     Bond Ratings................................................ 21
     Investment Restrictions..................................... 22

PORTFOLIO TRANSACTIONS........................................... 23

TAX MATTERS...................................................... 25
     Qualification as a Regulated Investment Company............. 25
     Excise Tax on Regulated Investment Companies................ 26
     Portfolio Distributions..................................... 26
     Effect of Future Legislation; Local Tax Considerations...... 27

FINANCIAL STATEMENTS..........................................  NONE


                                 INTRODUCTION


     The Prime Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated December 12, 1995 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or by calling (800) 825-6858. Investors must receive a Prospectus before they invest.

     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Resource Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; thus, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

     The Fund is an open-end diversified series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."

     The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Liquid Assets Portfolio (together, the "Portfolios"). The Portfolio consists of the following five classes of shares: Resource Class, Cash Management Class, Private Investment Class, Personal Investment Class and the Institutional Class. The Liquid Assets Portfolio consists of three classes of shares. Each class of shares has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the Prospectus relate solely to shares of the Resource Class (the "Class") of the Portfolio. Shares of the other classes of the Portfolio and the classes of the Liquid Assets Portfolio are offered pursuant to separate prospectuses and statements of additional information.

     As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

     Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of directors can elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

     The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

     The Charter of the Fund authorizes the issuance of 40 billion shares with a par value of $.001 each, of which 16 billion shares, represent an interest in the Liquid Assets Portfolio (or class thereof) and 22 billion shares, represent an interest in the Portfolio (or class thereof). A share of a Portfolio (or class) represents an equal proportionate interest in such Portfolio (or class) with each other share of that Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that Portfolio (or class). Additional information concerning the rights of share ownership is set forth in the Prospectus.

     The assets received by the Fund for the issue or sale of shares of each of the Portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each of the Portfolios are segregated and are charged with the expenses with respect to that Portfolio and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of each of the Portfolios, certain expenses may be legally chargeable against the assets of the entire Fund.

     The Charter provides that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Fund shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Fund shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Fund to the fullest extent permitted by the Maryland General Corporation Law.

     As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by ten or more shareholders who have been such for at least six months and who hold shares constituting 1% of the outstanding shares of the Fund, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

     The directors and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

     *CHARLES T. BAUER, Director and Chairman (76)

     Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Venture Co.

     BRUCE L. CROCKETT, Director (51)
     COMSAT Corporation
     6560 Rock Spring Drive
     Bethesda, MD  20817

     Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

     OWEN DALY II, Director (71)
     Six Blythewood Road
     Baltimore, MD 21210

     Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable Bancorporation.

     **CARL FRISCHLlNG, Director (58)
     919 Third Avenue
     New York, NY 10022

     Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).


-----------

* A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

** A director who is an "interested person" of the Fund as defined in the 1940 Act.

     ***ROBERT H. GRAHAM, Director and President (49)

     Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.

     JOHN F. KROEGER, Director (71)
     24875 Swan Road - Martingham
     Box 464
     St. Michaels, MD 21663

     Trustee, Flag Investors International Fund, Inc.; and Director, Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

     LEWIS F. PENNOCK, Director (53)
     8955 Katy Freeway, Suite 204
     Houston, TX 77024

     Attorney in private practice in Houston, Texas.

     IAN W. ROBINSON, Director (72)
     183 River Drive
     Tequesta, FL 33469

     Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

     LOUIS S. SKLAR, Director (56)
     Transco Tower, 50th Floor
     2800 Post Oak Blvd.
     Houston, TX 77056

     Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).


---------------
*** A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

     ****JOHN J. ARTHUR, Senior Vice President and Treasurer (51)

     Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc.,
A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.

     GARY T. CRUM, Senior Vice President (48)

     Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

     ****CAROL F. RELIHAN, Vice President and Secretary (41)

     Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; Vice President and Secretary, A I M Distributors, Inc., A I M Global Associates, Inc. and A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.

     DANA R. SUTTON, Vice President and Assistant Treasurer (36)

     Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

     MELVILLE B. COX, Vice President (52)

     Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.

     KAREN DUNN KELLEY, Vice President (35)

     Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.

     J. ABBOTT SPRAGUE, Vice President (40)

     Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Management Group Inc.

-------------
****  Mr. Arthur and Ms. Relihan are married to each other.

     The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Portfolio's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Portfolio's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     All of the Fund's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. Most of the Fund's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

     Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. The directors of the Fund who do not serve as officers of the Fund are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each director of the Fund:



                                              RETIREMENT
                            AGGREGATE          BENEFITS                 TOTAL
                          COMPENSATION          ACCRUED              COMPENSATION
     DIRECTOR             FROM FUND(1)    BY ALL AIM FUNDS(2)    FROM ALL AIM FUNDS(3)
---------------------------------------------------------------------------------------

Charles T. Bauer             $  -0-                $   -0-                  $   -0-
---------------------------------------------------------------------------------------
Bruce L. Crockett             4,393                  2,814                   45,094
---------------------------------------------------------------------------------------
Owen Daly II                  4,423                 14,375                   45,844
---------------------------------------------------------------------------------------
Carl Frischling               4,393                  7,542                   45,094
---------------------------------------------------------------------------------------
Robert H. Graham                -0-                    -0-                      -0-
---------------------------------------------------------------------------------------
John F. Kroeger               4,423                 20,517                   45,844
---------------------------------------------------------------------------------------
Lewis F. Pennock              4,423                  5,093                   45,844
---------------------------------------------------------------------------------------
Ian W. Robinson               4,353                 10,396                   45,094
---------------------------------------------------------------------------------------
Louis S. Sklar                4,353                  4,682                   45,094
---------------------------------------------------------------------------------------

----------------------
(1) The total amount of compensation deferred by all Directors of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $18,174.

(2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Company in respect of such retirement benefits was $11,985. Data reflects compensation earned for the calendar year ended December 31, 1994.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

     Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the AIM Funds. Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Director's compensation paid by the AIM Funds multiplied by the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

     Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7 and 5 years, respectively.


                      Annual Compensation Paid
                          By All AIM Funds
                             $60,000  $65,000
                        =====================
Number of Years of       10  $30,000  $32,500
Service with the        ---------------------
AIM Funds                 9  $27,000  $29,250
                        ---------------------
                          8  $24,000  $26,000
                        ---------------------
                          7  $21,000  $22,750
                        ---------------------
                          6  $18,000  $19,500
                        ---------------------
                          5  $15,000  $16,250
                        =====================

DEFERRED COMPENSATION AGREEMENTS

     Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

     During the fiscal year ended August 31, 1995, $42,334 in directors' fees and expenses were allocated to the Portfolio.

     During the year ended August 31, 1995, the Portfolio paid legal fees of $3,247 for services rendered by Reid & Priest as counsel to the Board of Directors. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Directors. During the year ended August 31, 1995, the Portfolio paid legal fees of $10,128 for services rendered by that firm as counsel. A director of the Fund is a partner of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel and was a partner of the firm of Reid & Priest prior to September 1994.

INVESTMENT ADVISOR

     AIM, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). A prior investment advisory agreement (the "Prior Advisory Agreement") with substantially identical terms (including the fee schedules) to the Advisory Agreement was previously in effect with respect to the Predecessor Portfolio.

     AIM was organized in 1976 and, together with its affiliates, advises or manages 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."

     AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Directors. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     As compensation for its services, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

          NET ASSETS                               RATE
          ----------                               ----
          First $100 million                       .20%
          Over $100 million to $200 million        .15%
          Over $200 million to $300 million        .10%
          Over $300 million to $1.5 billion        .06%
          Over $1.5 billion                        .05%

     The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

     The Advisory Agreement provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Fund has entered into a master administrative services agreement under which AIM will provide the additional services described below under the caption "Administrator."

     For the fiscal years ended August 31, 1995, 1994 and 1993, AIM received fees pursuant to the Advisory Agreement with respect to the Portfolio (and the Predecessor Portfolio) in the amounts of $2,567,762, $2,599,662 and $2,647,096, respectively.

     The Advisory Agreement will continue in effect until June 30, 1996, and from year to year thereafter provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

ADMINISTRATOR

     AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement"). In addition, AIM and A I M Institutional Fund Services, Inc. ("AIFS") entered into an administrative services agreement dated as of September 16, 1994 (the "AIFS Administrative Services Agreement").

     Under the Administrative Services Agreement, AIM performs accounting and other administrative services for the Portfolio which are not required to be performed by AIM under the advisory agreement. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including the cost of applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Directors.

     The AIFS Administrative Services Agreement between AIM and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, provided that AIFS could perform certain shareholder services for the Portfolio. For such services, AIFS was entitled to receive from AIM reimbursement of its costs associated with the Class. The AIFS Administrative Services Agreement was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Services Agreement with the Fund. For the period July 1, 1995 through August 31, 1995 AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $48,210.

     Under the terms of the Prior Advisory Agreement, AIM was reimbursed for the fiscal year ended August 31, 1993 in the amount of $94,922 for fund accounting services for the Portfolio. Pursuant to the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1995 and 1994 in the amounts of $154,963 and $106,109, respectively, for fund accounting services for the Portfolio. For the period from August 31, 1994 through June 30, 1995 and for the period from June 1, 1994 through August 31, 1994, AIFS or its affiliates received shareholder services fees from AIM with respect to the Portfolio in the amounts of $95,254 and $14,651, respectively.

EXPENSES

     Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

     Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios based upon the relative net assets of each such class. The expenses of the Portfolio are deducted from its total income before dividends are paid. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

     The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.

     A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 serves as a transfer agent and dividend disbursing agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by AIFS and the Fund.

REPORTS

     The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held by the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

PRINCIPAL HOLDERS OF SECURITIES

     PRIME PORTFOLIO

     To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of October 25, 1995, and the percentage of the Portfolio's outstanding shares owned by such shareholders as of such date are as follows:


                                               PERCENT
              NAME AND ADDRESS                OWNED OF
              OF RECORD OWNER                RECORD ONLY*
              ---------------                ------------



INSTITUTIONAL CLASS
-------------------
NationsBank of Texas                            13.81%
P.O. Box 831000
Dallas, TX 75283-1000

U.S. Bank of Oregon                             13.23%
321 Southwest 6th Street
Portland, OR 97208

Trust Company Bank                              8.19%
P.O. Box 105504
Atlanta, GA 30348

Texas Commerce Bank                             7.62%
P.O. Box 2558
Houston, TX 77252-8098

Boatmen's Trust Company                         7.27%
100 North Broadway
St. Louis, MO 63101

Frost National Bank                             7.26%
P.O. Box 1600
San Antonio, TX 78296


-------------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.


                                               PERCENT
              NAME AND ADDRESS                OWNED OF
              OF RECORD OWNER               RECORD ONLY*
              ---------------               ------------


PRIVATE INVESTMENT CLASS
------------------------

Huntington Capital Corporation                   71.90%**
41 South High Street
Columbus, OH 43287

Var & Co.                                        17.39%
180 East 5th Street
St. Paul, MN 55101

Frost National Bank                               6.94%
P.O. Box 1600
San Antonio, TX 78296




                                               PERCENT
              NAME AND ADDRESS                OWNED OF
              OF RECORD OWNER               RECORD ONLY*
              ---------------               ------------


PERSONAL INVESTMENT CLASS
-------------------------

Bank of New York                               67.37%**
440 Manaroneck Ave.
Harrison, NY 10528

Cullen/Frost Discount Brokers                  30.94%**
P.O. Box 2358
San Antonio, TX 78299



                                               PERCENT
              NAME AND ADDRESS                OWNED OF
              OF RECORD OWNER               RECORD ONLY*
              ---------------               ------------



CASH MANAGEMENT CLASS
---------------------
Piper Jaffray As Agent For Customer            35.24%**
101 California Street
Suite 1150
San Francisco, CA 94111


-----------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.


                                               PERCENT
              NAME AND ADDRESS                OWNED OF
              OF RECORD OWNER               RECORD ONLY*
              ---------------               ------------


Piper Jaffray As Agent For Customer              29.49%**
P.O. Box 160727
Sacramento, CA 95816-0727

Bank Of New York                                 10.75%
One Wall Street
New York, NY 10286

Citibank As Agent For Customer                    8.38%
120 Wall Street 13th Floor
New York, NY 10043

RESOURCE CLASS
--------------

          AIM provided the initial capitalization of the Resource Class of the Prime Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Resource Class of the Prime Portfolio. Although the Resource Class of the Prime Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Prime Portfolio that are outstanding, it may be presumed to be in "control" of the Resource Class of the Prime Portfolio, as defined in the 1940 Act.

LIQUID ASSETS PORTFOLIO

          To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of October 25, 1995, the percentage of the Liquid Assets Portfolio's outstanding shares owned by such shareholders as of such date are as follows:



                                               PERCENT
              NAME AND ADDRESS                OWNED OF
              OF RECORD OWNER               RECORD ONLY*
              ---------------               ------------


INSTITUTIONAL CLASS
-------------------

Trust Company Bank                              20.96%
P.O. Box 105504
Atlanta, GA 30348


-----------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.


                                               PERCENT
              NAME AND ADDRESS                OWNED OF
              OF RECORD OWNER               RECORD ONLY*
              ---------------               ------------



Wachovia Bank & Trust                           14.33%
P.O. Box 3075
Winston-Salem, NC 27150

NationsBank Dallas                              11.09%
P.O. Box 831000
Dallas, TX 75283-1000

Society National Bank                            7.57%
127 Public Square
Cleveland, OH 44114-1306

Boatmen's Trust Company                          6.56%
100 North Broadway
St. Louis, MO 63102

Firstar Bank of Madison                          5.41%
P.O. Box 7900
Madison, WI 53707

PRIVATE INVESTMENT CLASS
------------------------

          AIM provided the initial capitalization of the Private Investment Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Private Investment Class of the Liquid Assets Portfolio. Although the Private Investment Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Private Investment Class of the Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Private Investment Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

CASH MANAGEMENT CLASS
---------------------

          AIM provided the initial capitalization of the Cash Management Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Cash Management Class of the Liquid Assets Portfolio. Although the Cash Management Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Cash Management Class of the Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Cash Management Class of the Liquid Assets Portfolio, as defined in the 1940 Act.


-----------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

          To the best of the knowledge of the Fund, as of October 25, 1995, the directors and officers of the Fund beneficially owned less than 1% of any portfolio's outstanding shares.


                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

          Shares of the Portfolio are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

          The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Fund's Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

          The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

          The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information about the Fund -- Directors and Officers" and "General Information about the Fund -- Investment Advisor" for information as to the affiliation of certain directors and officers of the Fund with FMC, AIM and AIM Management.

          The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of the Class either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Class.

          The Distribution Agreement will continue in effect until June 30, 1996, and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

DISTRIBUTION PLAN

          The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of the shares of the Class. These services may include among other things: (i) answering customer inquiries regarding the shares of the Class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment in shares of the Class of customer cash accounting balances; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the shares of the Class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

          FMC is a wholly-owned subsidiary of AIM which is a wholly-owned subsidiary of AIM Management. Charles T. Bauer, a Director and Chairman of the Fund and Robert H. Graham, a Director and President of the Fund, own shares of AIM Management.

BANKING REGULATIONS

          The Glass-Steagall Act and other applicable laws or regulations, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

          In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

          In order to permit the sale of the Fund's shares in certain states, the Fund may from time to time make commitments more restrictive than the restrictions described herein.

PERFORMANCE INFORMATION

          As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling the Fund at (800) 825-6858. The current yield quoted will be the net average annualized yield for an identified period. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for the Class that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

          The Fund may compare the performance of the Class or the performance of securities in which the Portfolio may invest to:

          . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

          . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report(R) of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

          . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          . other fixed-income investments such as Certificates of Deposit ("CDs").

          The principal value and interest rate of CDs and money market securities are fixed at the time of purchase, whereas the Class's yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

          The Fund may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

SUSPENSION OF REDEMPTION RIGHTS

          The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.


                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

          The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of London branches of domestic banks having total assets of $1.5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of United Kingdom withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

          Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than 5% of its total assets in securities issued by the issuer of the security, provided that such fund may invest more than 5% of its total assets in the First Tier securities of a single issuer for a period of up to 3 business days after the purchase thereof if the money market fund is a diversified investment company, provided further, that the fund may not make more than one investment in accordance with the foregoing proviso at any time. Under Rule 2a-7, for purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by Requisite NRSROs.(1)

          The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

ELIGIBLE SECURITIES

          Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, defines an "Eligible Security" as follows:

               (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

               (ii) a security:

                    (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less, and


----------------
(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer of such security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff and Phelps, Inc., Fitch Investors Services, Inc. ("Fitch") and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

                    (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

               (iii) an unrated security(2) that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

                    (A) the board of directors may base its determination that a standby commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                    (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

COMMERCIAL PAPER RATINGS

          The following is a description of the factors underlying the commercial paper ratings of Moody's, S&P and Fitch.

          MOODY'S -- The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

          S&P -- Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

---------------
(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

          FITCH -- Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch's short-term ratings are as follows:

                                      F-1

          Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      F-2

          Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1."

                             PLUS(+) AND MINUS (-)

          Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

                                      LOC

          The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

          The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

          MOODY'S -- The following are the two highest bond ratings of Moody's.

                                      Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

          S&P -- The following are the two highest bond ratings of S&P.

                                      AAA

          Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                       AA

          Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

          FITCH -- Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

          The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

          Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

          Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

                                      AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1."

INVESTMENT RESTRICTIONS

          As a matter of fundamental policy which may not be changed without the approval of a majority of the outstanding shares of the Portfolio (as that term is defined under "General Information about the Fund -- The Fund and its Shares"), the Portfolio may not:

               (1) concentrate more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

               (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time;

               (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

               (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33-1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

               (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements, and (c) by lending portfolio securities to the extent permitted by law or regulation;

               (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

               (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

               (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

               (9) invest in any obligation not payable as to principal and interest in United States currency; or

               (10) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

          The following investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors of the Fund without Shareholder approval. The Portfolio does not intend to invest in companies for the purpose of exercising control or management.

          State Law Restrictions The Fund may, from time to time in order to qualify shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. Pursuant to an undertaking made to the Ohio Division of Securities, the Portfolio will not purchase the securities of an issuer if the officers or directors of the Fund who own more than 0.5% of the securities of the issuer together own beneficially more than 5% of the securities of such issuer.


                            PORTFOLIO TRANSACTIONS

          AIM is responsible for decisions to buy and sell securities for the Portfolio, for selection of broker-dealers and for negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions.

Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

          The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The investment policy of the Portfolio requires that investments mature in 60 days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

          AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.

          From time to time, the Fund may sell a security to, or purchase a security from, an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

          Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

          AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchased on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

          Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolio as a principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Fund's Board of Directors and such purchase is reviewed at least quarterly by the Fund's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by other performing similar services. During the fiscal year ended August 31, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.


                                  TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

          The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

          In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gains if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

          In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

          If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

          A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

          The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

          Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

          Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made.
However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

          The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends, and in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

          The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.


SHORT-TERM
INVESTMENTS CO.

                           Prospectus
--------------------------------------------------------------------------------------------------------------------------------

LIQUID ASSETS                The Liquid Assets Portfolio (the "Portfolio") is a money market fund whose investment objective is
PORTFOLIO                  to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio seeks to achieve its objective by investing in high quality money market
INSTITUTIONAL              instruments such as U.S. Government obligations, bank obligations, commercial instruments and
CLASS                      repurchase agreements.

DECEMBER 12, 1995            The Portfolio is a series portfolio of Short-Term Investments Co. (the "Fund"), an open-end diversified series management investment company. This Prospectus relates solely to the Institutional Class of the
                           Portfolio, a class of shares designed to be a convenient and economical vehicle in which institutions can invest short-term cash reserves.

                             The Fund also offers shares of other classes of the Portfolio pursuant to separate prospectuses: the
                           Cash Management Class and the Private Investment Class, as well as shares of classes of another portfolio, the Prime Portfolio.

                             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                           STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                           COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                           A CRIMINAL OFFENSE.

                             THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING
                           IN SHARES OF THE INSTITUTIONAL CLASS OF THE PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE
                           REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 12, 1995, HAS BEEN FILED WITH THE UNITED
                           STATES SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY REFERENCE. A COPY OF THE
                           STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE UPON WRITTEN REQUEST TO FUND MANAGEMENT
                           COMPANY AT 11 GREENWAY PLAZA, SUITE 1919, HOUSTON, TEXAS 77046.

                             THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND
                           THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL
                           DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE
                           THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE
                           PORTFOLIO INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


[LOGO APPEARS HERE]
Fund Management Company


11 Greenway Plaza
Suite 1919
Houston, TX 77046-1173
(800) 659-1005


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. Pursuant to this Prospectus, the Fund offers shares of the Institutional Class (the "Class") of the Portfolio at net asset value. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government Agencies obligations, bank obligations, commercial instruments and repurchase agreements. The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Prime Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as "Portfolios."

INVESTORS IN THE CLASS

  The Class is designed to be a convenient and economical vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity, can invest short-term cash reserves. Although shares of the Class may not be purchased by individuals directly, institutions may purchase shares for accounts maintained for individuals. See "Suitability for Investors."

PURCHASE OF SHARES

  Shares of the Class are sold at net asset value without a sales charge. The minimum initial investment in the Class is $10,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders have been received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See"Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing its portfolio securities and rounds its per share net asset value to the nearest whole cent. Accordingly, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under an Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund--Investment Advisor" and "--Administrator."

DISTRIBUTOR

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. FMC does not receive any fee from the Fund with respect to the shares of the Class. See "Management of the Fund--Distributor."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of foreign branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES

  The following table is designed to help an investor understand the various costs and expenses that an investor in the Portfolio will bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES--INSTITUTIONAL CLASS
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)................................................................. None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)........................................................ None
 Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable).................................... None
 Redemption Fees (as a percentage of amount redeemed, if applicable)..... None
 Exchange Fee............................................................ None

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)--INSTITUTIONAL CLASS
 Management Fees*........................................................ 0.06%
 12b-1 Fees.............................................................. None
 Other Expenses.......................................................... 0.03%
                                                                          ----
 Total Portfolio Operating Expenses--Institutional Class................. 0.09%
                                                                          ====

------

* Had there been no fee waivers, Management Fees would have been 0.15%.

EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

       1 year.......................................................... $ 1
       3 years......................................................... $ 3
       5 years......................................................... $ 5
      10 years......................................................... $12

  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) Expenses are based on actual costs and fees charged to the Class for the fiscal year ended August 31, 1995 except that Management Fees have been restated to reflect current fee waivers. There can be no assurance that future waivers of fees (if any) will not vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses--Institutional Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively, "data") for the fiscal year ended August 31, 1995 and the period November 4, 1993 (date operations commenced) through August 31, 1994. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                                               NOVEMBER 4,1993
                                                                (COMMENCEMENT
                                                               OF OPERATIONS)
                                                                TO AUGUST 31,
                                                   1995             1994
                                                ----------     ---------------
Net asset value, beginning of period........... $     1.00       $     1.00
Income from investment operations:
  Net investment income........................       0.06             0.03
                                                ----------       ----------
Less distributions:
  Dividends from net investment income.........      (0.06)           (0.03)
                                                ----------       ----------
Net asset value, end of period................. $     1.00       $     1.00
                                                ==========       ==========
Total return...................................       5.83%            3.83%(a)
                                                ==========       ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)....... $1,287,463       $1,028,350
                                                ==========       ==========
Ratio of expenses to average net assets........       0.11%(b)         0.05%(c)
                                                ==========       ==========
Ratio of net investment income to average net
 assets........................................       5.69%(b)         3.85%(c)
                                                ==========       ==========

(a) Annualized.
(b) After waiver of advisory fees. Ratios are based on average net assets of $1,634,097,113. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 0.18% and 5.62%, respectively.
(c) After waiver of advisory fees. Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 0.18% and 3.72%, respectively.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. It is designed to be a convenient and economical vehicle in which such institutions can invest short-term cash reserves. Shares of the Class may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  An investment in the Class may relieve the institution of many of the investment and administrative burdens encountered when investing in money market instruments directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell securities; valuation of portfolio securities; selection and scheduling of maturities of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own sub-accounting. To assist these institutions, information concerning the dividends declared by the Portfolio on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. Sub-accounting services may be arranged through the Fund for shareholders who prefer not to perform such services.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio seeks to achieve its objective by investing in a diversified portfolio of high quality U.S. dollar-denominated money market instruments and other similar instruments with maturities of 397 days or less from the date of purchase. The Portfolio will maintain a weighted average maturity of 90 days or less.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of U.S. Government and foreign government obligations, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements. The Portfolio intends to invest in bankers' acceptances, certificates of deposit, time deposits and commercial paper, and U.S. Government direct obligations and U.S. Government agencies securities. Certain U.S. Government obligations with floating or variable interest rates may have longer maturities. Commercial obligations may include both domestic and foreign issuers that are U.S. dollar-denominated. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below.

  The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Fund's Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards.

  The Portfolio will not invest more than 10% of its net assets in illiquid securities.

  In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. (In such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities.) Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be set aside in a segregated account. (The total amount of assets in the segregated account may not exceed 25% of the Portfolio's total assets.) The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when-issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

  The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S.dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits. The Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Portfolio's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below:

  U.S. GOVERNMENT DIRECT OBLIGATIONS--These are bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES--Certain federal agencies (such as the Federal National Mortgage Association, the Small Business Administration and the Resolution Trust Corporation) have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S.

Government, are (a) backed by the full faith and credit of the United States,
(b) guaranteed by the U.S. Treasury or (c) supported by the issuing agencies' right to borrow from the U.S. Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS--These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

  BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less.

  CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity.

  TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS--A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS--A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

  SHORT AND MEDIUM TERM NOTES--Short and medium term notes are obligations that have fixed coupons and maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 promulgated by the United States Securities and Exchange Commission (the "SEC") , or privately without such a registration.

  COMMERCIAL PAPER--Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

  MASTER NOTES--Master notes are unsecured demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or (c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

  REPURCHASE AGREEMENTS--A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to, those which have been stripped of their interest payments and mortgage-backed securities) and commercial paper. For additional information on the use of repurchase agreements, see the Statement of Additional Information.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time; or

    3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in an amount in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

  In addition to the restrictions described herein, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, which govern the operations of money market funds, and which may be more restrictive than the policies described herein.

  The SEC has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Subject to the conditions stated above and the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for the shares of the Class purchased is received by The Bank of New York, the Portfolio's custodian bank, in the form described below and notice of such order is provided to the Portfolio's transfer agent or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Payment for shares of the Portfolio purchased must be in the form of federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares of the Class must specify that the "Institutional Class of the Liquid Assets Portfolio" is being purchased; otherwise, any funds received will be returned to the sending institution.

  The minimum initial investment in the Class is $10,000,000. Institutions may be requested to maintain separate master accounts in the shares of the Class held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (b) for accounts for which the institution acts in some other capacity. An institution's master account(s) and sub-accounts with the Class may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Portfolio nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to A I M Institutional Fund Services, Inc. ("Transfer Agent" or "AIFS") at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Account Applications may be obtained from AIFS. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS.

  Banks will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00 per share. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made by calling the Fund.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Portfolio to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Portfolio. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts under $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Portfolio may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Portfolio unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Portfolio.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. Net income of the Portfolio consists of interest accrued and discount earned (including both original issue and market discount) on securities held by the Portfolio, less amortization of market premium and the accrued expenses of the Portfolio. Although realized gains and losses on the assets of the Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per share for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Portfolio at the net asset value of such shares as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the shareholder to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The Portfolio's policy is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Portfolio. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend before February 1 of the next year, a shareholder will be treated for tax purposes as having received the dividend in the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  For purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, the Portfolio will be treated as a separate corporation. Therefore, one portfolio of the Fund may not offset its gains against the other portfolio's losses and each portfolio must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local or foreign taxes.

  The foregoing discussion of federal income tax consequences is only a summary based on tax laws and regulations in effect on November 1, 1995 which are subject to change by legislation or administrative action.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions--Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling FMC at (800) 659-1005. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Portfolio. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.81% and 5.98%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Class to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors. A copy of a current list of the investments held in the Portfolio will be sent to shareholders upon request.

  Each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Portfolio's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Portfolio and to the general supervision of the Fund's Board of Directors. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), a holding company engaged in the financial services business. Information concerning the Board of Directors may be found in the Statement of Additional Information.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages, advises or administers 37 investment company portfolios. As of October 31, 1995, the total assets of such investment company portfolios were approximately $39.3 billion. AIM is a wholly-owned subsidiary of AIM Management.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1995, AIM received fees with respect to the Portfolio which represented 0.08% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.11% of the Class' average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Fund's Board of Directors for providing specified administrative services. Currently, AIM is reimbursed for the services of the Fund's principal financial officer and his staff, and any expenses related to such services, as well as the services of staff responding to various shareholder inquiries.

  In addition, AIM and AIFS entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $38,870 with respect to the Portfolio for the period August 31, 1994 through June 30, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995, AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $9,045.

FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM Management. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Portfolio either directly or through other broker-dealers, and receives no fees for its services with respect to the Portfolio pursuant to the Distribution Agreement. FMC is the distributor of several other mutual funds managed or advised by AIM.

EXPENSES

  Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of both Portfolios of the Fund. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. Shares of common stock of the Fund are divided into eight classes, of which three represent interests in the Portfolio and the remaining five represent interests in the Prime Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable to or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for shares of the Class.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Fund.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 659-1005.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

=====================================  ========================================

SHORT-TERM INVESTMENTS CO.                              PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                         December 12, 1995
(800) 659-1005
                                                        SHORT-TERM
INVESTMENT ADVISOR                                   INVESTMENTS CO.
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 1919                         ------------
Houston, Texas 77046-1173
(713) 626-1919                                   LIQUID ASSETS PORTFOLIO

DISTRIBUTOR                                           ------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919                    INSTITUTIONAL CLASS
Houston, Texas 77046-1173
(800) 659-1005                                      TABLE OF CONTENTS

AUDITORS
KPMG PEAT MARWICK LLP
NationsBank Building                                                       PAGE
700 Louisiana                                                              ----
Houston, Texas 77002
                                         Summary..........................   2
CUSTODIAN
THE BANK OF NEW YORK                     Table of Fees and Expenses.......   3
110 Washington Street
8th Floor                                Financial Highlights.............   4
New York, New York 10286
                                         Suitability For Investors........   5
TRANSFER AGENT
                                         Investment Program...............   5

                                         Purchase of Shares...............   9
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 1919            Redemption of Shares.............  10
Houston, Texas 77046-1173
                                         Dividends........................  10
  NO PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY           Taxes............................  11
REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS IN CONNECTION WITH THE        Net Asset Value..................  11
OFFERING MADE BY THIS PROSPECTUS, AND
IF GIVEN OR MADE, SUCH INFORMATION OR    Yield Information................  12
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY        Reports to Shareholders..........  12
THE FUND OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN        Management of the Fund...........  12
OFFER IN ANY JURISDICTION TO ANY
PERSON TO WHOM SUCH OFFERING MAY         General Information..............  14
NOT LAWFULLY BE MADE.

=====================================  ========================================

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION



                              INSTITUTIONAL CLASS

                                     OF THE

                            LIQUID ASSETS PORTFOLIO

                                       OF

                           SHORT-TERM INVESTMENTS CO.

                               11 Greenway Plaza
                                   Suite 1919
                           Houston, Texas 77046-1173
                                 (800) 659-1005



                              --------------------



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, COPIES OF WHICH MAY BE OBTAINED BY WRITING FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA, SUITE 1919, HOUSTON, TEXAS 77046-1173 OR CALLING (800) 659-1005



                              --------------------



Statement of Additional Information dated December 12, 1995 Relating to the Prospectus dated December 12, 1995

                               TABLE OF CONTENTS


                                                                Page

INTRODUCTION.....................................................  1

GENERAL INFORMATION ABOUT THE FUND...............................  1
     The Fund and Its Shares.....................................  1
     Directors and Officers......................................  3
     Remuneration of Directors...................................  6
     AIM Funds Retirement Plan for Eligible Directors/Trustees...  7
     Deferred Compensation Agreements............................  8
     Investment Advisor..........................................  9
     Administrator............................................... 10
     Expenses.................................................... 10
     Transfer Agent and Custodian................................ 11
     Reports..................................................... 11
     Fee Waivers................................................. 11
     Principal Holders of Securities............................. 12

PURCHASES AND REDEMPTIONS........................................ 16
     Net Asset Value Determination............................... 16
     The Distribution Agreement.................................. 16
     Performance Information..................................... 17
     Redemptions in Kind......................................... 18
     Suspension of Redemption Rights............................. 18

INVESTMENT PROGRAM AND RESTRICTIONS.............................. 18
     Eligible Securities......................................... 18
     Commercial Paper Ratings.................................... 19
     Bond Ratings................................................ 20
     Repurchase Agreements....................................... 22
     Investment Restrictions..................................... 22

PORTFOLIO TRANSACTIONS........................................... 23

TAX MATTERS...................................................... 25
     Qualification as a Regulated Investment Company............. 25
     Excise Tax On Regulated Investment Companies................ 26
     Portfolio Distributions..................................... 26
     Effect of Future Legislation; Local Tax Considerations...... 27

FINANCIAL STATEMENTS............................................. FS

                                  INTRODUCTION

          The Liquid Assets Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated December 12, 1995 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

          This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Institutional Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; thus, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

          The Fund is an open-end, diversified series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993, and had no operations prior to November 4, 1993. Shares of common stock of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."

          The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Prime Portfolio (together, the "Portfolios"). The Prime Portfolio consists of five classes of shares, each having different shareholder qualifications and bearing expenses differently. The Portfolio consists of the following three classes of shares: Institutional Class, Private Investment Class and Cash Management Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the associated Prospectus relate solely to shares of the Institutional Class (the "Class") of the Portfolio. Shares of the other classes of the Portfolio and the classes of the Prime Portfolio are offered pursuant to separate prospectuses and statements of additional information.

          As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

          Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of directors can elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

          The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940 (the "1940 Act").

          The Charter of the Fund authorizes the issuance of 40 billion shares with a par value of $.001 each, of which 16 billion shares represent an interest in the Portfolio (or class thereof) and 22 billion shares represent an interest in the Prime Portfolio (or class thereof). A share of a portfolio (or class) represents an equal proportionate interest in such Portfolio (or class) with each other share of that Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that Portfolio (or class). Additional information concerning the rights of share ownership is set forth in the Prospectus.

          The assets received by the Fund for the issue or sale of shares of each of the Portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of the Portfolios are segregated and each Portfolio is charged with the expenses with respect to that portfolio and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of each of the Portfolios, certain expenses may be legally chargeable against the assets of the entire Fund.

          The Charter provides that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Fund shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Fund shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Fund to the fullest extent permitted by the Maryland General Corporation Law.

          As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

          Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

          The directors and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046.

          *CHARLES T. BAUER, Director and Chairman (76)

          Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Venture Co.

          BRUCE L. CROCKETT, Director (51)
          COMSAT Corporation
          6560 Rock Spring Drive
          Bethesda, MD  20817

          Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

          OWEN DALY II, Director (71)
          Six Blythewood Road
          Baltimore, MD 21210

          Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable
Bancorporation.

          **CARL FRISCHLlNG, Director (58)
          919 Third Avenue
          New York, NY 10022

          Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).


________________

* A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

** A director who is an "interested person" of the Fund as defined in the 1940 Act.

          ***ROBERT H. GRAHAM, Director and President (49)

          Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.

          JOHN F. KROEGER, Director (71)
          24875 Swan Road - Martingham
          Box 464
          St. Michaels, MD 21663

          Trustee, Flag Investors International Fund, Inc.; and Director, Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

          LEWIS F. PENNOCK, Director (53)
          8955 Katy Freeway, Suite 204
          Houston, TX 77024

          Attorney in private practice in Houston, Texas.

          IAN W. ROBINSON, Director (72)
          183 River Drive
          Tequesta, FL 33469

          Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

          LOUIS S. SKLAR, Director (56)
          Transco Tower, 50th Floor
          2800 Post Oak Blvd.
          Houston, TX 77056

          Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).


______________

*** A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

            ****JOHN J. ARTHUR, Senior Vice President and Treasurer (51)

          Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.

          GARY T. CRUM, Senior Vice President (48)

          Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

          ****CAROL F. RELIHAN, Vice President and Secretary (41)

          Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; Vice President and Secretary, A I M Distributors, Inc., A I M Global Associates, Inc. and A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.

          DANA R. SUTTON, Vice President and Assistant Treasurer (36)

          Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

          MELVILLE B. COX, Vice President (52)

          Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.

          KAREN DUNN KELLEY, Vice President (35)

          Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.

          J. ABBOTT SPRAGUE, Vice President (40)

          Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Management Group Inc.

______________

 ****Mr. Arthur and Ms. Relihan are married to each other.

          The Board of Directors has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

          The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Portfolio's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Portfolio's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

          The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

          The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Fund maintains a distribution plan pursuant to rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the board and such Committee.

          All of the Fund's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. Most of the Fund's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

          Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. The directors of the Fund who do not serve as officers of the Fund are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

          Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each director of the Fund:

==================================================================================================
                                                     Retirement
                               Aggregate              Benefits                    Total
         Director             Compensation             Accrued                Compensation
                               from Fund(1)      by all AIM Funds(2)    from all AIM Funds(3)
--------------------------------------------------------------------------------------------------
Charles T. Bauer                 $  -0-                 $   -0-                 $   -0-
--------------------------------------------------------------------------------------------------
Bruce L. Crockett                 2,091                   2,814                  45,094
--------------------------------------------------------------------------------------------------
Owen Daly II                      2,096                  14,375                  45,844
--------------------------------------------------------------------------------------------------
Carl Frischling                   2,091                   7,542                  45,094
--------------------------------------------------------------------------------------------------
Robert H. Graham                    -0-                     -0-                     -0-
--------------------------------------------------------------------------------------------------
John F. Kroeger                   2,096                  20,517                  45,844
--------------------------------------------------------------------------------------------------
Lewis F. Pennock                  2,096                   5,093                  45,844
--------------------------------------------------------------------------------------------------
Ian W. Robinson                   2,071                  10,396                  45,094
--------------------------------------------------------------------------------------------------
Louis S. Sklar                    2,071                   4,682                  45,094
==================================================================================================

----------------------

(1) The total amount of compensation deferred by all Directors of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $8,448.

(2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Company in respect of such retirement benefits was $4,583. Data reflects compensation earned for the calendar year ended December 31, 1994.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

          Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the AIM Funds. Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Director's compensation paid by the AIM Funds multiplied by the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

          Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7 and 5 years, respectively.

                                       ANNUAL COMPENSATION PAID
                                            BY ALL AIM FUNDS


                                                 $60,000           $65,000
                      ================================================================
Number of Years of                 10            $30,000           $32,500
Service with the      ----------------------------------------------------------------
AIM Funds                           9            $27,000           $29,250
                      ----------------------------------------------------------------
                                    8            $24,000           $26,000
                      ----------------------------------------------------------------
                                    7            $21,000           $22,750
                      ----------------------------------------------------------------
                                    6            $18,000           $19,500
                      ----------------------------------------------------------------
                                    5            $15,000           $16,250
                      ================================================================


DEFERRED COMPENSATION AGREEMENTS

          Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

          During the fiscal year ended August 31, 1995, $14,116 in directors' fees and expenses were allocated to the Portfolio.

          During the year ended August 31, 1995, the Portfolio paid legal fees of $1,317 for services rendered by Reid & Priest as counsel to the Board of Directors. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Directors. During the year ended August 31, 1995, the Portfolio paid legal fees of $4,721 for services rendered by that firm as counsel. A director of the Fund is a partner of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel and was a partner of the firm of Reid & Priest prior to September 1994.

INVESTMENT ADVISOR

          AIM, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated October 18, 1993 (the "Advisory Agreement"). A prior investment advisory agreement (the "Prior Advisory Agreement") with substantially identical terms (including the fee schedules) to the Advisory Agreement was previously in effect with respect to the Predecessor Portfolio.

          AIM was organized in 1976 and, together with its affiliates, advises, manages or administers 37 investment company portfolios. As of October 31, 1995 the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."

          AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

          Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Directors. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          As compensation for its services with respect to the Portfolio, AIM receives a fee at the annual rate of 0.15% of the average daily net assets of the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

          During the period November 4, 1993 (date operations commenced) through August 31, 1994, AIM voluntarily waived fees of $1,500,977, which it was entitled to receive pursuant to the Advisory Agreement with respect to the Portfolio. During the fiscal year ended August 31, 1995, AIM received fees pursuant to the Advisory Agreement in the amount of $1,323,637 and AIM voluntarily waived fees of $1,127,509, which it was entitled to receive pursuant to the Advisory Agreement with respect to the Portfolio.

          The Advisory Agreement provides that, upon the request of the Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Fund has entered into the Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrator."

          The Advisory Agreement will continue in effect until June 30, 1996 and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

ADMINISTRATOR

          AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement"). In addition, AIM and A I M Institutional Fund Services, Inc. ("AIFS") entered into an administrative services agreement, dated as of September 16, 1994 (the "AIFS Administrative Services Agreement").

          Under the Administrative Services Agreement, AIM has agreed to perform or arrange for the performance of certain accounting, shareholder servicing and other administrative services for the Portfolio which are not required to be performed by AIM under the Advisory Agreement. For such services, AIM would be entitled to receive from the Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by the Fund's Board of Directors. The Administrative Services Agreement provides that such agreement will continue in effect until June 30, 1996, and shall continue in effect from year to year thereafter only if such continuance is specifically approved at least annually by the Fund's Board of Directors, including the Non-Interested Directors, by votes cast in person at a meeting called for such purpose. The Administrative Services Agreement was last approved by the Fund's Board of Directors (including the Non-Interested Directors) on May 9, 1995.

          Pursuant to the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1995 and 1994 in the amounts of $97,044 and $39,492, respectively.

          The AIFS Administrative Services Agreement between AIM and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, provided that AIFS perform certain shareholder services for the Portfolio. For such services, AIFS was entitled to receive from AIM reimbursement of its costs associated with the Class. The AIFS Administrative Services Agreement was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period from August 31, 1994 through June 30, 1995 and for the period from June 1, 1994 through August 31, 1994, AIFS or its affiliates received shareholder services fees from AIM with respect to the Portfolio in the amounts of $38,870 and $5,110, respectively. For the period July 1, 1995 through August 31, 1995, AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $9,045.

EXPENSES

          Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

          Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios based upon the relative net assets of each such class. The expenses of the Portfolio are deducted from its total income before dividends are paid. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

          The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.

          A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 770461173 serves as a transfer agent and dividend disbursing agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by AIFS and the Fund.

REPORTS

          The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

FEE WAIVERS

          AIM may, from time to time, agree to waive voluntarily all or any portion of its fees or reimburse the Portfolio for certain of its expenses. Such waivers or reimbursements may be discontinued at any time. Shareholders of the Portfolio will receive notice 30 days prior to the effective date of any substantial change in such waivers or reimbursements.

PRINCIPAL HOLDERS OF SECURITIES

          PRIME PORTFOLIO

          To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of October 25, 1995, and the percentage of the Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                                PERCENT
                    NAME AND ADDRESS           OWNED OF
                    OF RECORD OWNER           RECORD ONLY*
                    ---------------          --------------

INSTITUTIONAL CLASS
-------------------

NationsBank of Texas                            13.81%
P.O. Box 831000
Dallas, TX 75283-1000

U.S. Bank of Oregon                             13.23%
321 Southwest 6th Street
Portland, OR 97208

Trust Company Bank                              8.19%
P.O. Box 105504
Atlanta, GA 30348

Texas Commerce Bank                             7.62%
P.O. Box 2558
Houston, TX 77252-8098

Boatmen's Trust Company                         7.27%
100 North Broadway
St. Louis, MO 63101

Frost National Bank                             7.26%
P.O. Box 1600
San Antonio, TX 78296


______________

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                PERCENT
                    NAME AND ADDRESS           OWNED OF
                    OF RECORD OWNER           RECORD ONLY*
                    ---------------          --------------

PRIVATE INVESTMENT CLASS
------------------------

Huntington Capital Corporation                   71.90%**
41 South High Street
Columbus, OH 43287

Var & Co.                                        17.39%
180 East 5th Street
St. Paul, MN 55101

Frost National Bank                               6.94%
P.O. Box 1600
San Antonio, TX 78296


                                                PERCENT
                    NAME AND ADDRESS           OWNED OF
                    OF RECORD OWNER           RECORD ONLY*
                    ---------------           -----------

PERSONAL INVESTMENT CLASS
-------------------------

Bank of New York                               67.37%**
440 Manaroneck Ave.
Harrison, NY 10528

Cullen/Frost Discount Brokers                  30.94%**
P.O. Box 2358
San Antonio, TX 78299


                                                PERCENT
                    NAME AND ADDRESS           OWNED OF
                    OF RECORD OWNER           RECORD ONLY*
                    ---------------           -----------

CASH MANAGEMENT CLASS
---------------------

Piper Jaffray As Agent For Customer            35.24%**
101 California Street
Suite 1150
San Francisco, CA 94111


______________

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                PERCENT
                    NAME AND ADDRESS           OWNED OF
                    OF RECORD OWNER           RECORD ONLY*
                    ---------------           -----------

Piper Jaffray As Agent For Customer            29.49%**
P.O. Box 160727
Sacramento, CA 95816-0727

Bank Of New York                               10.75%
One Wall Street
New York, NY 10286

Citibank As Agent For Customer                  8.38%
120 Wall Street 13th Floor
New York, NY 10043


RESOURCE CLASS
--------------

          AIM provided the initial capitalization of the Resource Class of the Prime Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Resource Class of the Prime Portfolio. Although the Resource Class of the Prime Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Prime Portfolio that are outstanding, it may be presumed to be in "control" of the Resource Class of the Prime Portfolio, as defined in the 1940 Act.

LIQUID ASSETS PORTFOLIO

          To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of October 25, 1995, the percentage of the Liquid Assets Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                                PERCENT
                    NAME AND ADDRESS           OWNED OF
                    OF RECORD OWNER           RECORD ONLY*
                    ---------------           -----------

INSTITUTIONAL CLASS
-------------------

Trust Company Bank                              20.96%
P.O. Box 105504
Atlanta, GA 30348

______________

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                PERCENT
                    NAME AND ADDRESS           OWNED OF
                    OF RECORD OWNER           RECORD ONLY*
                    ---------------           -----------

Wachovia Bank & Trust                           14.33%
P.O. Box 3075
Winston-Salem, NC 27150

NationsBank Dallas                              11.09%
P.O. Box 831000
Dallas, TX 75283-1000

Society National Bank                           7.57%
127 Public Square
Cleveland, OH 44114-1306

Boatmen's Trust Company                         6.56%
100 North Broadway
St. Louis, MO 63102

Firstar Bank of Madison                         5.41%
P.O. Box 7900
Madison, WI 53707



PRIVATE INVESTMENT CLASS
------------------------

          AIM provided the initial capitalization of the Private Investment Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Private Investment Class of the Liquid Assets Portfolio. Although the Private Investment Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Private Investment Class of the Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Private Investment Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

CASH MANAGEMENT CLASS
---------------------

          AIM provided the initial capitalization of the Cash Management Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Cash Management Class of the Liquid Assets Portfolio. Although the Cash Management Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Cash Management Class of the

______________

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Cash Management Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

          To the best of the knowledge of the Fund, as of October 25, 1995, the directors and officers of the Fund beneficially owned less than 1% of any portfolio's outstanding shares.


                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

          Shares of the Class are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

          The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

          The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

THE DISTRIBUTION AGREEMENT

          The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information about the Fund -- Directors and Officers" and "General Information about the Fund -- Investment Advisor" for information as to the affiliation of certain directors and officers of the Fund with FMC, AIM and AIM Management.

          The Distribution Agreement provides that FMC has the exclusive right to distribute shares either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Class. FMC does not receive any fees with respect to the shares of the Class pursuant to the Distribution Agreement.

          The Distribution Agreement will continue in effect until June 30, 1996 and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

PERFORMANCE INFORMATION

          As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling the Fund at (800) 659-1005. The current yield quoted will be the net average annualized yield for an identified period. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Portfolio may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

          For the seven-day period ended August 31, 1995, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) for the Class were 5.81% and 5.98%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

          The Portfolio may compare the performance of the Class or the performance of securities in which it may invest to:

          . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

          . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report(R) of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

          . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          . other fixed-income investments such as Certificates of Deposit ("CDs").

          The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the Class' yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

          The Portfolio may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

REDEMPTIONS IN KIND

          The Fund will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

SUSPENSION OF REDEMPTION RIGHTS

          The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.


                      INVESTMENT PROGRAM AND RESTRICTIONS

          The Portfolio may lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

ELIGIBLE SECURITIES

          Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, defines an "Eligible Security" as follows:

          (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(1) in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

          (ii) a security:

               (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less, and

______________

(1) "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer of such security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp., Moody's Investors Service, Inc., Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

               (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

          (iii) an unrated security(2) that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

               (A) the board of directors may base its determination that a standby commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

               (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

COMMERCIAL PAPER RATINGS

          The following is a description of the factors underlying the commercial paper ratings of Moody's, S&P and Fitch Investors Service, Inc. ("Fitch").

          MOODY'S -- The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

          S&P -- Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

--------------

(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

          FITCH -- Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows:

                                      F-1

          Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      F-2

          Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1."

                             Plus(+) and Minus (-)

          Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

                                      LOC
          The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

          The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

          MOODY'S -- The following are the two highest bond ratings of Moody's.

                                      Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

          S&P -- The following are the four highest bond ratings of S&P; the lower two of which are referred to in the foregoing description of its commercial paper ratings.

                                      AAA

          Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                       AA

          Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

                                       A

          Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

                                      BBB

          The BBB, or medium grade category, is borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Market values of these bonds are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

          Fitch - Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

          The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

          Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

          Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

          Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

          Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1."

REPURCHASE AGREEMENTS

          Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than five percent of its total assets in securities issued by the issuer of the security, provided that such a fund may invest more than five percent of its total assets in the First Tier securities of a single issuer for a period of up to three business days after the purchase thereof if the money market fund is a diversified investment company, provided further, that the fund may not make more than one investment in accordance with the foregoing proviso at any time. Under Rule 2a-7, for purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by Requisite NRSROs.

INVESTMENT RESTRICTIONS

          As a matter of fundamental policy which may not be changed without the approval of a majority of the outstanding shares of the Portfolio (as that term is defined under "General Information about the Fund -- The Fund and its Shares"), the Portfolio may not:

               (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

               (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time;

               (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and
          (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

               (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33-1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

               (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

               (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

               (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

               (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

               (9) invest in any obligation not payable as to principal and interest in United States currency; or

               (10) Acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets and except for the investment in such securities of funds representing compensation otherwise payable to its directors pursuant to any deferred compensation plan existing at any time between the Fund and its directors.

          The following investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors of the Fund without shareholder approval. The Portfolio does not intend to invest in companies for the purpose of exercising control or management.

          State Law Restrictions The Fund may, from time to time in order to qualify shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. Pursuant to an undertaking made to the State Securities Board of Texas, the Portfolio (i) will not invest in limited partnership interests in real property, and (ii) will not issue any class of senior security or borrow money unless immediately after such issuance or borrowing there is asset coverage of at least 300%.

          Pursuant to an undertaking made to the Ohio Division of Securities, the Portfolio will not: (i) purchase the securities of an issuer if the officers or directors of the Fund who own more than 0.5% of the securities of the issuer together own beneficially more than 5% of the securities of such issuer; and
(ii) purchase the securities of any issuer if, as to 75% of the total assets of the Portfolio, more than 10% of the voting securities of such issuer would be held by the Portfolio at the time of purchase.


                             PORTFOLIO TRANSACTIONS

          AIM is responsible for decisions to buy and sell securities for the Portfolio, for selection of broker-dealers and for negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

          The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

          AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.

          From time to time, the Fund may sell a security to, or purchase a security from, an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

          Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

          AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

          Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolio as a principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Fund's Board of Directors and such purchase is reviewed at least quarterly by the Fund's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by other performing similar services. During the fiscal year ended August 31, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.


                                  TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

          The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

          In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gains if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

          In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

          If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

          A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

          The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

          Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Class. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

          Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

          The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends and, in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

          The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Portfolio.

                              FINANCIAL STATEMENTS



                                      FS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Liquid Assets Portfolio (a series Portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and the period November 4, 1993 (date operations commenced) through August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Assets Portfolio as of August 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and the period November 4, 1993 (date operations commenced) through August 31, 1994, in conformity with generally accepted accounting principles.

                                 /s/ KPMG Peat Marwick LLP
                                 KPMG Peat Marwick LLP


October 6, 1995
Houston, Texas

SCHEDULE OF INVESTMENTS

August 31, 1995

                                      MATURITY PAR(000)     VALUE
COMMERCIAL PAPER - 35.84%(a)
CONSUMER DURABLES - 9.17%

AUTOMOBILE - 7.94%

Daimler-Benz North America Corp.
 5.90%                                11/07/95 $ 33,200 $   32,835,445
----------------------------------------------------------------------
 5.90%                                11/08/95   25,000     24,721,389
----------------------------------------------------------------------
Ford Motor Credit Co.
 5.90%                                09/20/95   25,000     24,922,153
----------------------------------------------------------------------
 5.95%                                11/01/95   20,000     19,798,362
----------------------------------------------------------------------
                                                           102,277,349
----------------------------------------------------------------------

RESIDENTIAL CONSTRUCTION - 1.23%

Weyerhaeuser Real Estate Co.
 5.90%                                11/13/95   16,000     15,808,578
----------------------------------------------------------------------
    Total Consumer Durables                                118,085,927
----------------------------------------------------------------------

CONSUMER NONDURABLES - 3.44%

PUBLISHING - 1.54%

McGraw-Hill Inc.
 5.64%                                02/28/96   20,500     19,921,900
----------------------------------------------------------------------

MULTIPLE INDUSTRY - 1.90%

PepsiCo Inc.
 5.53%                                01/29/96   25,000     24,423,958
----------------------------------------------------------------------
    Total Consumer Nondurables                              44,345,858
----------------------------------------------------------------------

ENERGY - 2.39%

OIL & GAS - 2.39%

ARCO Coal Australia Inc.
 6.04%                                10/23/95   15,540     15,404,422
----------------------------------------------------------------------
 6.07%                                10/30/95   15,493     15,338,875
----------------------------------------------------------------------
    Total Energy                                            30,743,297
----------------------------------------------------------------------

FINANCIAL - 15.50%

ASSET-BACKED SECURITIES - 2.94%

Delaware Funding Corp.
 5.85%                                09/22/95   18,389     18,326,247
----------------------------------------------------------------------
Falcon Asset Securitization Corp.
 5.64%                                01/22/96   20,000     19,551,933
----------------------------------------------------------------------
                                                            37,878,180
----------------------------------------------------------------------

BUSINESS CREDIT - 4.24%

CIT Group Holdings, Inc.
 5.90%                                09/20/95   25,000     24,922,153
----------------------------------------------------------------------
National Rural Utilities Cooperative
 Finance Corp.
 5.90%                                09/08/95   10,000      9,988,528
----------------------------------------------------------------------
 5.72%                                12/04/95   20,000     19,701,289
----------------------------------------------------------------------
                                                            54,611,970
----------------------------------------------------------------------

                                            MATURITY PAR(000)     VALUE
INSURANCE - 4.87%

Marsh & McLennan Companies Inc.
 5.42%                                      02/27/96 $ 10,000 $    9,730,506
----------------------------------------------------------------------------
 5.42%                                      03/14/96    9,380      9,104,619
----------------------------------------------------------------------------
 5.42%                                      03/29/96   16,350     15,833,067
----------------------------------------------------------------------------
 5.51%                                      04/12/96   14,000     13,520,018
----------------------------------------------------------------------------
 5.62%                                      04/25/96   15,000     14,445,025
----------------------------------------------------------------------------
                                                                  62,633,235
----------------------------------------------------------------------------

MISCELLANEOUS - 0.62%

International Lease Finance Corp.
 5.85%                                      09/12/95    8,000      7,985,700
----------------------------------------------------------------------------

MULTIPLE INDUSTRY - 2.83%

General Electric Capital Corp.
 5.84%                                      09/14/95   11,500     11,475,747
----------------------------------------------------------------------------
 5.88%                                      09/22/95   25,000     24,914,250
----------------------------------------------------------------------------
                                                                  36,389,997
----------------------------------------------------------------------------
    Total Financial                                              199,499,082
----------------------------------------------------------------------------

RETAIL - 2.01%

FOOD STORES - 2.01%

Winn-Dixie Stores Inc.
 5.87%                                      10/05/95   26,000     25,855,859
----------------------------------------------------------------------------

UTILITIES - 1.43%

ELECTRIC SERVICES - 1.43%

Citizens Utilities Co.
 5.85%                                      09/07/95   18,500     18,481,963
----------------------------------------------------------------------------

OTHER - 1.90%

MISCELLANEOUS - 1.90%

Cargill Financial Services Corp.
 5.60%                                      12/18/95   10,000      9,832,000
----------------------------------------------------------------------------
 5.68%                                      02/12/96   15,000     14,611,867
----------------------------------------------------------------------------
    Total Other                                                   24,443,867
----------------------------------------------------------------------------
    Total Commercial Paper                                       461,455,853
----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES - 15.54%

Federal National Mortgage Association -
  10.18%
 5.58%(b)                                   06/02/99  131,000    131,000,000
----------------------------------------------------------------------------
Student Loan Marketing Association - 5.36%
 5.71%(b)                                   01/13/99   54,000     54,000,000
----------------------------------------------------------------------------
 5.71%(b)                                   02/08/99   15,000     15,000,000
----------------------------------------------------------------------------
                                                                  69,000,000
----------------------------------------------------------------------------
    Total U.S. Government Agencies                               200,000,000
----------------------------------------------------------------------------

                                           MATURITY PAR(000)     VALUE
PROMISSORY AND MASTER NOTE AGREEMENTS -
  25.52%

Citicorp Securities, Inc.
 6.0625%(c)                                09/13/95 $ 94,000 $   94,000,000
--------------------------------------------------------------------------------
Goldman Sachs Group L.P. (The)
 5.9125%(d)                                01/29/96   75,000     75,000,000
--------------------------------------------------------------------------------
Morgan (J.P.) Securities Inc.
 5.9875%(e)                                10/16/95   86,510     86,510,000
--------------------------------------------------------------------------------
Morgan Stanley Group, Inc.
 5.8925%(f)                                01/29/96   73,000     73,000,000
--------------------------------------------------------------------------------
   Total Promissory and Master Note
    Agreements                                                  328,510,000
--------------------------------------------------------------------------------
   Total Investments, excluding Repurchase
    Agreements                                                  989,965,853
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 23.33%(g)

Fuji Securities Inc.
 5.87%(h)                                        --   75,000     75,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co., Inc.
 6.00%(i)                                  09/01/95   75,410     75,409,615
--------------------------------------------------------------------------------
 6.14%(j)                                  10/10/95   50,000     50,000,000
--------------------------------------------------------------------------------
Harris-Nesbitt Thomson Securities Inc.
 6.05%(k)                                  09/01/95  100,000    100,000,000
--------------------------------------------------------------------------------
   Total Repurchase Agreements                                  300,409,615
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.23%                                1,290,375,468(1)
--------------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES - (0.23%)                       (2,912,810)
--------------------------------------------------------------------------------
   NET ASSETS - 100.00%                                      $1,287,462,658
================================================================================

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Interest rates are redetermined weekly. Rates shown are the rates in effect on August 31, 1995.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Agreement upon notice to the issuer. Interest rates on master notes are redetermined periodically. Rates shown are the rates in effect on August 31, 1995.
(d) The Portfolio may demand prepayment of notes upon seven calendar days' notice. Interest rates on promissory notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Agreement upon seven calendar days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(f) Master Note Purchase Agreement may be terminated by either party upon three business days' notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(g) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(h) Open joint repurchase agreement entered into on 08/30/95; however, either party may terminate the agreement upon demand. Collateralized by $332,491,000 U.S. Treasury obligations, 0.00% to 9.25% due 05/15/97 to
    02/15/16.
(i) Entered into on 08/31/95 with a maturing value of $75,422,183. Collateralized by $80,567,000 U.S. Treasury obligations, 5.875% to 6.87% due 07/31/96 to 08/28/00.
(j) Term repurchase agreement entered into 04/11/95 with a maturity date of 10/10/95; however, either party may terminate the agreement as of any business day not less than seven days' after receipt of written notice from the terminating party. Collateralized by $43,260,000 U.S. Treasury obligations, 7.25% to 8.75% due 05/01/16 to 08/15/20.
(k) Entered into on 08/31/95 with a maturing value of $100,016,806. Collateralized by $90,778,000 U.S. Treasury obligations, 0.00% to 9.25% due 11/15/95 to 05/15/21.
(l) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1995

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $  989,965,853
------------------------------------------------------------------------
Repurchase agreements                                        300,409,615
------------------------------------------------------------------------
Interest receivable                                            5,290,124
------------------------------------------------------------------------
Investment for deferred compensation plan                         11,407
------------------------------------------------------------------------
Other assets                                                      20,348
------------------------------------------------------------------------
  Total assets                                             1,295,697,347
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                     8,081,656
------------------------------------------------------------------------
 Deferred compensation                                            11,407
------------------------------------------------------------------------
Accrued advisory fees                                             91,097
------------------------------------------------------------------------
Accrued directors' fees                                            2,034
------------------------------------------------------------------------
Accrued administrative services fees                               5,219
------------------------------------------------------------------------
Accrued transfer agent fees                                       10,645
------------------------------------------------------------------------
Accrued operating expenses                                        32,631
------------------------------------------------------------------------
  Total liabilities                                            8,234,689
------------------------------------------------------------------------

NET ASSETS                                                $1,287,462,658

========================================================================

NET ASSET VALUE PER SHARE:

Capital stock, $.001 par value per share                   1,287,599,788

========================================================================

Net asset value, offering and redemption price per share           $1.00

========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1995

INVESTMENT INCOME:

Interest income                                       $94,760,422
------------------------------------------------------------------

EXPENSES:

Advisory fees                                           2,451,146
------------------------------------------------------------------
Custodian fees                                             59,910
------------------------------------------------------------------
Administrative services fees                               97,044
------------------------------------------------------------------
Directors' fees and expenses                               14,116
------------------------------------------------------------------
Filing fees                                               255,172
------------------------------------------------------------------
Transfer agent fees                                        34,915
------------------------------------------------------------------
Other                                                      61,991
------------------------------------------------------------------
  Total expenses                                        2,974,294
------------------------------------------------------------------
Less advisory fees waived                              (1,127,509)
------------------------------------------------------------------
  Net expenses                                          1,846,785
------------------------------------------------------------------
Net investment income                                  92,913,637
------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (74,934)
------------------------------------------------------------------
Net increase in net assets resulting from operations  $92,838,703
==================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended August 31, 1995 and the period November 4, 1993 (date operations commenced) through August 31, 1994

                                                  1995            1994
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $   92,913,637  $   44,215,233
----------------------------------------------------------------------------
 Net realized gain (loss) on sales of
  investments                                       (74,934)        (62,196)
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    92,838,703      44,153,037
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (92,913,637)    (44,215,233)
----------------------------------------------------------------------------
Share transactions -- net                       259,187,785   1,028,412,003
----------------------------------------------------------------------------
  Net increase in net assets                    259,112,851   1,028,349,807
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         1,028,349,807              --
----------------------------------------------------------------------------
  End of period                              $1,287,462,658  $1,028,349,807
============================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $1,287,599,788  $1,028,412,003
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investment securities                  (137,130)        (62,196)
----------------------------------------------------------------------------
                                             $1,287,462,658  $1,028,349,807
============================================================================



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Liquid Assets Portfolio and the Prime Portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio").
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $90,712 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a fee, paid monthly, with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio.
 AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. During the year ended August 31, 1995, AIM voluntarily waived fees of $1,127,509.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $58,174 for such services.
 During the year ended August 31, 1995, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $47,915 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Portfolio. Certain officers and directors of the Fund are officers and directors of AIM, AIFS and Fund Management Company, the Portfolio's distributor.
 During the year ended August 31, 1995, the Portfolio paid legal fees of $4,721 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Fund's directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK

Changes in capital stock during the year ended August 31, 1995 and the period November 4, 1993 (date operations commenced) through August 31, 1994 were as follows:

                                      1995                              1994
                        ---------------------------------  --------------------------------
                            SHARES            AMOUNT           SHARES            VALUE
                        ---------------  ----------------  ---------------  ---------------
Sold                     32,408,905,435  $ 32,408,905,435   20,765,848,248  $20,765,848,248
--------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends                 2,458,920         2,458,920          587,397          587,397
--------------------------------------------------------------------------------------------
Reacquired              (32,152,176,570)  (32,152,176,570) (19,738,023,642) (19,738,023,642)
============================================================================================
Net increase                259,187,785  $    259,187,785    1,028,412,003  $ 1,028,412,003
============================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share of capital stock of the Portfolio outstanding during the year ended August 31, 1995 and the period November 4, 1993 (date operations commenced) through August 31, 1994.

                                                  1995           1994
                                               ----------     ----------
Net asset value, beginning of period           $     1.00     $     1.00
---------------------------------------------  ----------     ----------
Income from investment operations:
  Net investment income                              0.06           0.03
---------------------------------------------  ----------     ----------
Less distributions:
  Dividends from net investment income              (0.06)         (0.03)
---------------------------------------------  ----------     ----------
Net asset value, end of period                 $     1.00     $     1.00
=============================================  ==========     ==========
Total return                                         5.83%          3.83%(a)
=============================================  ==========     ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,287,463     $1,028,350
=============================================  ==========     ==========
Ratio of expenses to average net assets              0.11%(b)       0.05%(c)
=============================================  ==========     ==========
Ratio of net investment income to average net
 assets                                              5.69%(b)       3.85%(c)
=============================================  ==========     ==========

(a) Annualized.
(b) After waiver of advisory fees. Ratios are based on average net assets of $1,634,097,113. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 0.18% and 5.62%, respectively.
(c) After waiver of advisory fees. Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 0.18% and 3.72%, respectively.


SHORT-TERM                                  SUBJECT TO COMPLETION DATED NOVEMBER 8, 1995
INVESTMENTS CO.
                            Prospectus
------------------------------------------------------------------------------------------------------------------------------------

LIQUID ASSETS                 The Liquid Assets Portfolio (the "Portfolio") is a money market fund whose
PORTFOLIO                   investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio seeks to achieve its objective by investing in high quality money market instruments such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements.

PRIVATE                       The Portfolio is a series portfolio of Short-Term Investments Co. (the
INVESTMENT                  "Fund"), an open-end diversified series management investment company. This
CLASS                       Prospectus relates solely to the Private Investment Class of the Portfolio, a class of shares designed to be a convenient and economical vehicle in which institutions can invest short-term cash reserves.

                              The Fund also offers shares of other classes of the Portfolio pursuant to separate prospectuses: the Institutional Class and the Cash Management Class,
                            as well as shares of classes of another portfolio, the Prime Portfolio.

DECEMBER 12, 1995             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                            EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
                            AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                            ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                            A CRIMINAL OFFENSE.

                              THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR
                            SHOULD KNOW BEFORE INVESTING IN SHARES OF THE PRIVATE INVESTMENT CLASS OF THE
                            PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF
                            ADDITIONAL INFORMATION DATED DECEMBER 12, 1995, HAS BEEN FILED WITH THE UNITED
                            STATES SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY
                            REFERENCE. A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE
                            WITHOUT CHARGE UPON WRITTEN REQUEST TO FUND MANAGEMENT COMPANY AT 11 GREENWAY
                            PLAZA, SUITE 1919, HOUSTON, TEXAS 77046.

                              THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                            ENDORSED BY, ANY BANK, AND THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                            GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                            THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT
                            THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
                            SHARE. SHARES OF THE PORTFOLIO INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE
                            LOSS OF PRINCIPAL.


[LOGO APPEARS HERE]
Fund Management Company

11 Greenway Plaza
Suite 1919
Houston, TX 77046-1173
(800) 877-7748


++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR + +THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE + +SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY SUCH STATE.                                                               +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. Pursuant to this Prospectus, the Fund offers shares of the Private Investment Class (the "Class") of the Portfolio at net asset value. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government Agencies obligations, bank obligations, commercial instruments and repurchase agreements. The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Prime Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as "Portfolios."

INVESTORS IN THE CLASS

  The Class is designed to be a convenient and economical vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity, can invest short-term cash reserves. Although shares of the Class may not be purchased by individuals directly, institutions may purchase shares for accounts maintained for individuals. See "Suitability for Investors."

PURCHASE OF SHARES

  Shares of the Class are sold at net asset value without a sales charge. The minimum initial investment in the Class is $10,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders have been received prior to 4:00 p.m. Eastern Time will normally be made in federal funds on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing its portfolio securities and rounds its per share net asset value to the nearest whole cent. Accordingly, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under an Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund--Investment Advisor" and "--Administrator."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to the Distribution Plan, the Fund may pay up to
 .50% of the average daily net assets of the Portfolio attributable to the shares of the Class to FMC as well as certain broker-dealers or other financial institutions as compensation for distribution-related services. See "Purchase of Shares" and "Management of the Fund--Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of foreign branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES

  The following table is designed to help an investor understand the various costs and expenses that an investor in the Portfolio will bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES--PRIVATE INVESTMENT CLASS
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)................................................................. None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)........................................................ None
 Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable).................................... None
 Redemption Fees (as a percentage of amount redeemed, if applicable)..... None
 Exchange Fee............................................................ None

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET AS-
 SETS)--PRIVATE INVESTMENT CLASS*
 Management Fees (after waivers)......................................... 0.06%
 12b-1 Fees (after waivers)**............................................ 0.30%
 Other Expenses (estimated).............................................. 0.03%
                                                                          ----
 Total Portfolio Operating Expenses--Private Investment Class............ 0.39%
                                                                          ====

------
* The fees and expenses set forth in the tables are based on estimated average net assets of the Class' first period of operation. Had there been no waivers, Management Fees and 12b-1 Fees would be 0.15% and 0.50%, respectively.
** As a result of 12b-1 fees, a long-term shareholder of the Class may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Rules of the National Association of Securities Dealers, Inc.

EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

      1 year........................................................... $ 4
      3 years.......................................................... $13

  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The other expenses and 12b-1 fees figure is based upon estimated costs and the estimated size of the Class and estimated fees to be charged for the current fiscal year. Thus, actual expenses may be greater or less than such estimates. There can be no assurance that future waivers of fees (if any) will not vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses--Private Investment Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. It is designed to be a convenient and economical vehicle in which such institutions can invest short-term cash reserves. Shares of the Class may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  An investment in the Class may relieve the institution of many of the investment and administrative burdens encountered when investing in money market instruments directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell securities; valuation of portfolio securities; selection and scheduling of maturities of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own sub-accounting. To assist these institutions, information concerning the dividends declared by the Portfolio on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. Sub-accounting services may be arranged through the Fund for shareholders who prefer not to perform such services.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio seeks to achieve its objective by investing in a diversified portfolio of high quality U.S. dollar-denominated money market instruments and other similar instruments with maturities of 397 days or less from the date of purchase. The Portfolio will maintain a weighted average maturity of 90 days or less.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of U.S. Government and foreign government obligations, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements. The Portfolio intends to invest in bankers' acceptances, certificates of deposit, time deposits and commercial paper, and U.S. Government direct obligations and U.S. Government agencies securities. Certain U.S. Government obligations with floating or variable interest rates may have longer maturities. Commercial obligations may include both domestic and foreign issuers that are U.S. dollar-denominated. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below.

  The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Fund's Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards.

  The Portfolio will not invest more than 10% of its net assets in illiquid securities.

  In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. (In such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities.) Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be set aside in a segregated account. (The total amount of assets in the segregated account may not exceed 25% of the Portfolio's total assets.) The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when-issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

  The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S.dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits. The Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Portfolio's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below:

  U.S. GOVERNMENT DIRECT OBLIGATIONS--These are bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES--Certain federal agencies (such as the Federal National Mortgage Association, the Small Business Administration and the Resolution Trust Corporation) have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S.

Government, are (a) backed by the full faith and credit of the United States,
(b) guaranteed by the U.S. Treasury or (c) supported by the issuing agencies' right to borrow from the U.S. Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS--These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

  BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less.

  CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity.

  TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS--A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS--A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

  SHORT AND MEDIUM TERM NOTES--Short and medium term notes are obligations that have fixed coupons and maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 promulgated by the United States Securities and Exchange Commission (the "SEC"), or privately without such a registration.

  COMMERCIAL PAPER--Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

  MASTER NOTES--Master notes are unsecured demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or (c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

  REPURCHASE AGREEMENTS--A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to, those which have been stripped of their interest payments and mortgage-backed securities) and commercial paper. For additional information on the use of repurchase agreements, see the Statement of Additional Information.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time; or

    3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in an amount in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

  In addition to the restrictions described herein, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, which govern the operations of money market funds, and which may be more restrictive than the policies described herein.

  The SEC has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Subject to the conditions stated above and the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for the shares of the Class purchased is received by The Bank of New York, the Portfolio's custodian bank, in the form described below and notice of such order is provided to the Portfolio's transfer agent or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Payment for shares of the Portfolio purchased must be in the form of federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares of the Class must specify that the "Private Investment Class of the Liquid Assets Portfolio" is being purchased; otherwise, any funds received will be returned to the sending institution.

  The minimum initial investment in the Class is $10,000,000. Institutions may be requested to maintain separate master accounts in the shares of the Class held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (b) for accounts for which the institution acts in some other capacity. An institution's master account(s) and sub-accounts with the Class may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Portfolio nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to A I M Institutional Fund Services, Inc. ("Transfer Agent" or "AIFS") at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Account Applications may be obtained from AIFS. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS.

  Banks will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00 per share. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made by calling the Fund.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Portfolio to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Portfolio. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts under $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Portfolio may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Portfolio are not redeemable at the option of the Portfolio unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Portfolio.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. Net income of the Portfolio consists of interest accrued and discount earned (including both original issue and market discount) on securities held by the Portfolio, less amortization of market premium and the accrued expenses of the Portfolio. Although realized gains and losses on the assets of the Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per share for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Portfolio at the net asset value of such shares as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the shareholder to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The Portfolio's policy is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Portfolio. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend before February 1 of the next year, a shareholder will be treated for tax purposes as having received the dividend in the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  For purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, the Portfolio will be treated as a separate corporation. Therefore, one portfolio of the Fund may not offset its gains against the other portfolio's losses and each portfolio must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local or foreign taxes.

  The foregoing discussion of federal income tax consequences is only a summary based on tax laws and regulations in effect on November 1, 1995 which are subject to change by legislation or administrative action.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions--Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling FMC at (800) 877-7748. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Portfolio. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Class to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors. A copy of a current list of the investments held in the Portfolio will be sent to shareholders upon request.

  Each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Portfolio's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Portfolio and to the general supervision of the Fund's Board of Directors. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), a holding company engaged in the financial services business. Information concerning the Board of Directors may be found in the Statement of Additional Information.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages, advises or administers 37 investment company portfolios. As of October 31, 1995, the total assets of such investment company portfolios were approximately $39.3 billion. AIM is a wholly-owned subsidiary of AIM Management.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1995, AIM received fees with respect to the Portfolio which represented 0.08% of the Portfolio's average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Fund's Board of Directors for providing specified administrative services. Currently, AIM is reimbursed for the services of the Fund's principal financial officer and his staff, and any expenses related to such services, as well as the services of staff responding to various shareholder inquiries.

  In addition, AIM and AIFS entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $38,870 with respect to the Portfolio for the period August 31, 1994 through June 30, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995, AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $9,045.

FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year. FMC may in its discretion from time to time agree to waive voluntarily its 12b-1 fee but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and is a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM Management. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Portfolio either directly or through other broker-dealers, and receives no fees for its services with respect to the Portfolio pursuant to the Distribution Agreement. FMC is the distributor of several other mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or Institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of the shares of the Class in an amount equal to 0.50% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Directors of the Fund and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class. Payments to dealers and other financial institutions in excess of 0.25% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  As required by Rule 12b-1 under the 1940 Act, the Plan was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on December 4, 1995. In approving the Plan, the directors considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

EXPENSES

  Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of both Portfolios of the Fund. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. Shares of common stock of the Fund are divided into eight classes, of which three represent interests in the Portfolio and the remaining five represent interests in the Prime Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable to or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for shares of the Class.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Fund.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 877-7748.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

=====================================  =====================================

SHORT-TERM INVESTMENTS CO.                           PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 877-7748                                   December 12, 1995

INVESTMENT ADVISOR
A I M ADVISORS, INC.                                 SHORT-TERM
11 Greenway Plaza, Suite 1919                     INVESTMENTS CO.
Houston, Texas 77046-1173
(713) 626-1919                                LIQUID ASSETS PORTFOLIO

DISTRIBUTOR                                   PRIVATE INVESTMENT CLASS
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                        TABLE OF CONTENTS
(800) 877-7748

AUDITORS
KPMG PEAT MARWICK LLP                                                  PAGE
NationsBank Building                                                   ----
700 Louisiana
Houston, Texas 77002                    Summary.........................  2

CUSTODIAN                               Table of Fees and Expenses......  3
THE BANK OF NEW YORK
110 Washington Street                   Suitability For Investors.......  4
8th Floor
New York, New York 10286                Investment Program..............  4

TRANSFER AGENT                          Purchase of Shares..............  8
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 1919           Redemption of Shares............  9
Houston, Texas 77046-1173
                                        Dividends.......................  9
  NO PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY          Taxes........................... 10
REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS IN CONNECTION WITH THE       Net Asset Value................. 10
OFFERING MADE BY THIS PROSPECTUS, AND
IF GIVEN OR MADE, SUCH INFORMATION OR   Yield Information............... 11
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE   Reports to Shareholders......... 11
FUND OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN       Management of the Fund.......... 11
OFFER IN ANY JURISDICTION TO ANY
PERSON TO WHOM SUCH OFFERING MAY        General Information............. 14
NOT LAWFULLY BE MADE.

=====================================  =====================================

                             SUBJECT TO COMPLETION                  STATEMENT OF
                            DATED NOVEMBER 8, 1995        ADDITIONAL INFORMATION



                            PRIVATE INVESTMENT CLASS

                                     OF THE

                            LIQUID ASSETS PORTFOLIO

                                       OF

                           SHORT-TERM INVESTMENTS CO.


                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005



                              --------------------



         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
             IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS,
                   COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 877-7748



                              --------------------



          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 12, 1995
               RELATING TO THE PROSPECTUS DATED DECEMBER 12, 1995

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR ANY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT          +
+CONSTITUTE A PROSPECTUS.                                                      +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                               TABLE OF CONTENTS

                                                                  Page
INTRODUCTION.....................................................  1

GENERAL INFORMATION ABOUT THE FUND...............................  1
     The Fund and Its Shares.....................................  1
     Directors and Officers......................................  3
     Remuneration of Directors...................................  6
     AIM Funds Retirement Plan for Eligible Directors/Trustees...  7
     Deferred Compensation Agreements............................  8
     Investment Advisor..........................................  8
     Administrator............................................... 10
     Expenses.................................................... 10
     Transfer Agent and Custodian................................ 11
     Reports..................................................... 11
     Fee Waivers................................................. 11
     Principal Holders of Securities............................. 12

PURCHASES AND REDEMPTIONS........................................ 16
     Net Asset Value Determination............................... 16
     The Distribution Agreement.................................. 16
     Distribution Plan........................................... 17
     Banking Regulations......................................... 17
     Performance Information..................................... 18
     Redemptions in Kind......................................... 18
     Suspension of Redemption Rights............................. 18

INVESTMENT PROGRAM AND RESTRICTIONS.............................. 19
     Eligible Securities......................................... 19
     Commercial Paper Ratings.................................... 20
     Bond Ratings................................................ 21
     Repurchase Agreements....................................... 23
     Investment Restrictions..................................... 23

PORTFOLIO TRANSACTIONS........................................... 24

TAX MATTERS...................................................... 26
     Qualification as a Regulated Investment Company............. 26
     Excise Tax On Regulated Investment Companies................ 27
     Portfolio Distributions..................................... 27
     Effect of Future Legislation; Local Tax Considerations...... 28

FINANCIAL STATEMENTS............................................. NONE

                                  INTRODUCTION

     The Liquid Assets Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated December 12, 1995 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 or by calling (800) 877-7748. Investors must receive a Prospectus before they invest.

     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Private Investment Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; thus, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

     The Fund is an open-end, diversified series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993, and had no operations prior to November 4, 1993. Shares of common stock of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."

     The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Prime Portfolio (together, the "Portfolios"). The Prime Portfolio consists of five classes of shares, each having different shareholder qualifications and bearing expenses differently. The Portfolio consists of the following three classes of shares: Institutional Class, Private Investment Class and Cash Management Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the associated Prospectus relate solely to shares of the Private Investment Class (the "Class") of the Portfolio. Shares of the other classes of the Portfolio and the classes of the Prime Portfolio are offered pursuant to separate prospectuses and statements of additional information.

     As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

     Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of directors can elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

     The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940 (the "1940 Act").

     The Charter of the Fund authorizes the issuance of 40 billion shares with a par value of $.001 each, of which 16 billion shares represent an interest in the Portfolio (or class thereof) and 22 billion shares represent an interest in the Prime Portfolio (or class thereof). A share of a portfolio (or class) represents an equal proportionate interest in such Portfolio (or class) with each other share of that Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that Portfolio (or class). Additional information concerning the rights of share ownership is set forth in the Prospectus.

     The assets received by the Fund for the issue or sale of shares of each of the Portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of the Portfolios are segregated and each Portfolio is charged with the expenses with respect to that portfolio and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of each of the Portfolios, certain expenses may be legally chargeable against the assets of the entire Fund.

     The Charter provides that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Fund shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Fund shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Fund to the fullest extent permitted by the Maryland General Corporation Law.

     As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

     The directors and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046.

     *CHARLES T. BAUER, Director and Chairman (76)

     Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Venture Co.

     BRUCE L. CROCKETT, Director (51)
     COMSAT Corporation
     6560 Rock Spring Drive
     Bethesda, MD  20817

     Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

     OWEN DALY II, Director (71)
     Six Blythewood Road
     Baltimore, MD 21210

     Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable Bancorporation.

     **CARL FRISCHLlNG, Director (58)
     919 Third Avenue
     New York, NY 10022

     Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).

---------------------
* A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

**A director who is an "interested person" of the Fund as defined in the 1940 Act.

     ***ROBERT H. GRAHAM, Director and President (49)

     Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.

     JOHN F. KROEGER, Director (71)
     24875 Swan Road - Martingham
     Box 464
     St. Michaels, MD 21663

     Trustee, Flag Investors International Fund, Inc.; and Director, Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

     LEWIS F. PENNOCK, Director (53)
     8955 Katy Freeway, Suite 204
     Houston, TX 77024

     Attorney in private practice in Houston, Texas.

     IAN W. ROBINSON, Director (72)
     183 River Drive
     Tequesta, FL 33469

     Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

     LOUIS S. SKLAR, Director (56)
     Transco Tower, 50th Floor
     2800 Post Oak Blvd.
     Houston, TX 77056

     Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).

---------------------
***A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

     ****JOHN J. ARTHUR, Senior Vice President and Treasurer (51)

     Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc.,
A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.

     GARY T. CRUM, Senior Vice President (48)

     Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

     ****CAROL F. RELIHAN, Vice President and Secretary (41)

     Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; Vice President and Secretary, A I M Distributors, Inc., A I M Global Associates, Inc. and A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.

     DANA R. SUTTON, Vice President and Assistant Treasurer (36)

     Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

     MELVILLE B. COX, Vice President (52)

     Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.

     KAREN DUNN KELLEY, Vice President (35)

     Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.

     J. ABBOTT SPRAGUE, Vice President (40)

     Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Management Group Inc.

---------------------
****Mr. Arthur and Ms. Relihan are married to each other.

     The Board of Directors has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

     The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Portfolio's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Portfolio's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Fund maintains a distribution plan pursuant to rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the board and such Committee.

     All of the Fund's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. Most of the Fund's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

     Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. The directors of the Fund who do not serve as officers of the Fund are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each director of the Fund:

===================================================================================
                                          RETIREMENT
                       AGGREGATE           BENEFITS                  TOTAL
                      COMPENSATION          ACCRUED              COMPENSATION
     DIRECTOR         FROM FUND(1)   BY ALL AIM FUNDS(2)    FROM ALL AIM FUNDS(3)
Charles T. Bauer        $  -0-              $   -0-                  $   -0-
-----------------------------------------------------------------------------------
Bruce L. Crockett        2,091                2,814                   45,094
-----------------------------------------------------------------------------------
Owen Daly II             2,096               14,375                   45,844
-----------------------------------------------------------------------------------
Carl Frischling          2,091                7,542                   45,094
-----------------------------------------------------------------------------------
Robert H. Graham           -0-                  -0-                      -0-
-----------------------------------------------------------------------------------
John F. Kroeger          2,096               20,517                   45,844
-----------------------------------------------------------------------------------
Lewis F. Pennock         2,096                5,093                   45,844
-----------------------------------------------------------------------------------
Ian W. Robinson          2,071               10,396                   45,094
-----------------------------------------------------------------------------------
Louis S. Sklar           2,071                4,682                   45,094
===================================================================================

----------------------
 (1) The total amount of compensation deferred by all Directors of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $8,448.

 (2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Company in respect of such retirement benefits was $4,583. Data reflects compensation earned for the calendar year ended December 31, 1994.

 (3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

     Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the AIM Funds. Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Director's compensation paid by the AIM Funds multiplied by the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

     Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7 and 5 years, respectively.





                                Annual Compensation Paid By All AIM Funds

                                                     $60,000             $65,000
                          ========================================================
 Number of                      10                   $30,000             $32,500
 Years of                 --------------------------------------------------------
 Service with                    9                   $27,000             $29,250
 the                      --------------------------------------------------------
 AIM Funds                       8                   $24,000             $26,000
                          --------------------------------------------------------
                                 7                   $21,000             $22,750
                          --------------------------------------------------------
                                 6                   $18,000             $19,500
                          --------------------------------------------------------
                                 5                   $15,000             $16,250
                          ========================================================


DEFERRED COMPENSATION AGREEMENTS

     Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

     During the fiscal year ended August 31, 1995, $14,116 in directors' fees and expenses were allocated to the Portfolio.

     During the year ended August 31, 1995, the Portfolio paid legal fees of $1,317 for services rendered by Reid & Priest as counsel to the Board of Directors. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Directors. During the year ended August 31, 1995, the Portfolio paid legal fees of $4,721 for services rendered by that firm as counsel. A director of the Fund is a partner of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel and was a partner of the firm of Reid & Priest prior to September 1994.

INVESTMENT ADVISOR

     AIM, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated October 18, 1993 (the

"Advisory Agreement"). A prior investment advisory agreement (the "Prior Advisory Agreement") with substantially identical terms (including the fee schedules) to the Advisory Agreement was previously in effect with respect to the Predecessor Portfolio.

     AIM was organized in 1976 and, together with its affiliates, advises, manages or administers 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."

     AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Directors. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     As compensation for its services with respect to the Portfolio, AIM receives a fee at the annual rate of 0.15% of the average daily net assets of the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

     During the period November 4, 1993 (date operations commenced) through August 31, 1994, AIM voluntarily waived fees of $1,500,977, which it was entitled to receive pursuant to the Advisory Agreement with respect to the Portfolio. During the fiscal year ended August 31, 1995, AIM received fees pursuant to the Advisory Agreement in the amount of $1,323,637 and AIM voluntarily waived fees of $1,127,509, which it was entitled to receive pursuant to the Advisory Agreement with respect to the Portfolio.

     The Advisory Agreement provides that, upon the request of the Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Fund has entered into the Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrator."

     The Advisory Agreement will continue in effect until June 30, 1996 and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

ADMINISTRATOR

     AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement"). In addition, AIM and A I M Institutional Fund Services, Inc. ("AIFS") entered into an administrative services agreement, dated as of September 16, 1994 (the "AIFS Administrative Services Agreement").

     Under the Administrative Services Agreement, AIM has agreed to perform or arrange for the performance of certain accounting, shareholder servicing and other administrative services for the Portfolio which are not required to be performed by AIM under the Advisory Agreement. For such services, AIM would be entitled to receive from the Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by the Fund's Board of Directors.
The Administrative Services Agreement provides that such agreement will continue in effect until June 30, 1996, and shall continue in effect from year to year thereafter only if such continuance is specifically approved at least annually by the Fund's Board of Directors, including the Non-Interested Directors, by votes cast in person at a meeting called for such purpose. The Administrative Services Agreement was last approved by the Fund's Board of Directors (including the Non-Interested Directors) on May 9, 1995.

     Pursuant to the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1995 and 1994 in the amounts of $97,044 and $39,492, respectively.

     The AIFS Administrative Services Agreement between AIM and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, provided that AIFS could perform certain shareholder services for the Portfolio. For such services, AIFS was entitled to receive from AIM reimbursement of its costs associated with the Class. The AIFS Administrative Services Agreement was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period from August 31, 1994 through June 30, 1995 and for the period from June 1, 1994 through August 31, 1994, AIFS or its affiliates received shareholder services fees from AIM with respect to the Portfolio in the amounts of $38,870 and $5,110, respectively. For the period July 1, 1995 through August 31, 1995, AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $9,045.

EXPENSES

     Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940
Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

     Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios based upon the relative net assets of each such class. The expenses of the Portfolio are deducted from its total income before dividends are paid. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

     The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.

     A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 serves as a transfer agent and dividend disbursing agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by AIFS and the Fund.

REPORTS

     The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

FEE WAIVERS

     AIM may, from time to time, agree to waive voluntarily all or any portion of its fees or reimburse the Portfolio for certain of its expenses. Such waivers or reimbursements may be discontinued at any time. Shareholders of the Portfolio will receive notice 30 days prior to the effective date of any substantial change in such waivers or reimbursements.

PRINCIPAL HOLDERS OF SECURITIES

     PRIME PORTFOLIO

     To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of October 25, 1995, and the percentage of the Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                               PERCENT
                    NAME AND ADDRESS          OWNED OF
                    OF RECORD OWNER         RECORD ONLY*
                    ---------------         --------------
INSTITUTIONAL CLASS
-------------------

NationsBank of Texas                            13.81%
P.O. Box 831000
Dallas, TX 75283-1000

U.S. Bank of Oregon                             13.23%
321 Southwest 6th Street
Portland, OR 97208

Trust Company Bank                               8.19%
P.O. Box 105504
Atlanta, GA 30348

Texas Commerce Bank                              7.62%
P.O. Box 2558
Houston, TX 77252-8098

Boatmen's Trust Company                          7.27%
100 North Broadway
St. Louis, MO 63101

Frost National Bank                              7.26%
P.O. Box 1600
San Antonio, TX 78296

---------------------
*The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                               PERCENT
                    NAME AND ADDRESS          OWNED OF
                    OF RECORD OWNER         RECORD ONLY*
                    ---------------         --------------
PRIVATE INVESTMENT CLASS
------------------------

Huntington Capital Corporation                   71.90%**
41 South High Street
Columbus, OH 43287

Var & Co.                                        17.39%
180 East 5th Street
St. Paul, MN 55101

Frost National Bank                               6.94%
P.O. Box 1600
San Antonio, TX 78296

                                               PERCENT
                    NAME AND ADDRESS          OWNED OF
                    OF RECORD OWNER         RECORD ONLY*
                    ---------------         --------------
PERSONAL INVESTMENT CLASS
-------------------------

Bank of New York                                 67.37%**
440 Manaroneck Ave.
Harrison, NY 10528

Cullen/Frost Discount Brokers                    30.94%**
P.O. Box 2358
San Antonio, TX 78299

                                               PERCENT
                    NAME AND ADDRESS          OWNED OF
                    OF RECORD OWNER         RECORD ONLY*
                    ---------------         --------------
CASH MANAGEMENT CLASS
---------------------

Piper Jaffray As Agent For Customer              35.24%**
101 California Street
Suite 1150
San Francisco, CA 94111

---------------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                               PERCENT
                    NAME AND ADDRESS          OWNED OF
                    OF RECORD OWNER         RECORD ONLY*
                    ---------------         --------------
Piper Jaffray As Agent For Customer              29.49%**
P.O. Box 160727
Sacramento, CA 95816-0727

Bank Of New York                                 10.75%
One Wall Street
New York, NY 10286

Citibank As Agent For Customer                    8.38%
120 Wall Street 13th Floor
New York, NY 10043

RESOURCE CLASS
--------------

          AIM provided the initial capitalization of the Resource Class of the Prime Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Resource Class of the Prime Portfolio. Although the Resource Class of the Prime Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Prime Portfolio that are outstanding, it may be presumed to be in "control" of the Resource Class of the Prime Portfolio, as defined in the 1940 Act.

LIQUID ASSETS PORTFOLIO

          To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of October 25, 1995, the percentage of the Liquid Assets Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                               PERCENT
                    NAME AND ADDRESS          OWNED OF
                    OF RECORD OWNER         RECORD ONLY*
                    ---------------         --------------
INSTITUTIONAL CLASS
-------------------

Trust Company Bank                              20.96%
P.O. Box 105504
Atlanta, GA 30348

---------------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                               PERCENT
                    NAME AND ADDRESS          OWNED OF
                    OF RECORD OWNER         RECORD ONLY*
                    ---------------         --------------
Wachovia Bank & Trust                            14.33%
P.O. Box 3075
Winston-Salem, NC 27150

NationsBank Dallas                               11.09%
P.O. Box 831000
Dallas, TX 75283-1000

Society National Bank                             7.57%
127 Public Square
Cleveland, OH 44114-1306

Boatmen's Trust Company                           6.56%
100 North Broadway
St. Louis, MO 63102

Firstar Bank of Madison                           5.41%
P.O. Box 7900
Madison, WI 53707

PRIVATE INVESTMENT CLASS
------------------------

          AIM provided the initial capitalization of the Private Investment Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Private Investment Class of the Liquid Assets Portfolio. Although the Private Investment Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Private Investment Class of the Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Private Investment Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

CASH MANAGEMENT CLASS
---------------------

          AIM provided the initial capitalization of the Cash Management Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Cash Management Class of the Liquid Assets Portfolio. Although the Cash Management Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Cash Management Class of the

---------------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Cash Management Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

          To the best of the knowledge of the Fund, as of October 25, 1995, the directors and officers of the Fund beneficially owned less than 1% of any portfolio's outstanding shares.


                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

          Shares of the Class are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

          The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

          The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

THE DISTRIBUTION AGREEMENT

          The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information about the Fund -- Directors and Officers" and "General Information about the Fund -- Investment Advisor" for information as to the affiliation of certain directors and officers of the Fund with FMC, AIM and AIM Management.

          The Distribution Agreement provides that FMC has the exclusive right to distribute shares either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Class.

          The Distribution Agreement will continue in effect until June 30, 1996, and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

DISTRIBUTION PLAN

          The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of the shares of the Class. These services may include among other things: (i) answering customer inquiries regarding shares of the Class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash accounting balances in shares of the Class; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the Class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

          FMC is a wholly-owned subsidiary of AIM, which is a wholly-owned subsidiary of AIM Management. Charles T. Bauer, a Director and Chairman of the Fund and Robert H. Graham, a Director and President of the Fund, own shares of A I M Management Group Inc.

BANKING REGULATIONS

          The Glass-Steagall Act and other applicable laws or regulations among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

          In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

          In order to permit the sale of the Fund's shares in certain states, the Fund may from time to time make commitments more restrictive than the restrictions described herein. These restrictions are not matters of fundamental policy, and should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the states involved.

PERFORMANCE INFORMATION

          As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling the Fund at (800) 877-7748. The current yield quoted will be the net average annualized yield for an identified period. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Portfolio may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

          The Portfolio may compare the performance of the Class or the performance of securities in which it may invest to:

          . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

          . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report(R) of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

          . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          . other fixed-income investments such as Certificates of Deposit ("CDs").

          The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the Class' yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

          The Portfolio may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

REDEMPTIONS IN KIND

          The Fund will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

SUSPENSION OF REDEMPTION RIGHTS

     The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.

                      INVESTMENT PROGRAM AND RESTRICTIONS

     The Portfolio may lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

ELIGIBLE SECURITIES

     Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, defines an "Eligible Security" as follows:

          (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(1) in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

          (ii) a security:

               (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less, and

               (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

---------------------
(1) "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer of such security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp., Moody's Investors Service, Inc., Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

          (iii) an unrated security(2) that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

               (A) the board of directors may base its determination that a standby commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

               (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

COMMERCIAL PAPER RATINGS

     The following is a description of the factors underlying the commercial paper ratings of Moody's, S&P and Fitch Investors Service, Inc. ("Fitch").

     MOODY'S -- The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

     S&P -- Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

     FITCH -- Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis

---------------------
(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows:

                                      F-1

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      F-2

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1."

                             PLUS(+) AND MINUS (-)

     Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

                                      LOC
     The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

     The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

     MOODY'S -- The following are the two highest bond ratings of Moody's.

                                      Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     S&P -- The following are the four highest bond ratings of S&P; the lower two of which are referred to in the foregoing description of its commercial paper ratings.

                                      AAA

     Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                       AA

     Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

                                       A

     Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

                                      BBB

     The BBB, or medium grade category, is borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Market values of these bonds are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

     FITCH - Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1."

REPURCHASE AGREEMENTS

     Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than five percent of its total assets in securities issued by the issuer of the security, provided that such a fund may invest more than five percent of its total assets in the First Tier securities of a single issuer for a period of up to three business days after the purchase thereof if the money market fund is a diversified investment company, provided further, that the fund may not make more than one investment in accordance with the foregoing proviso at any time. Under Rule 2a-7, for purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by Requisite NRSROs.

INVESTMENT RESTRICTIONS

     As a matter of fundamental policy which may not be changed without the approval of a majority of the outstanding shares of the Portfolio (as that term is defined under "General Information about the Fund -- The Fund and its Shares"), the Portfolio may not:

          (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

          (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time;

          (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

          (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33-1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

          (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

          (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

          (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

          (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

          (9) invest in any obligation not payable as to principal and interest in United States currency; or

          (10) Acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets and except for the investment in such securities of funds representing compensation otherwise payable to its directors pursuant to any deferred compensation plan existing at any time between the Fund and its directors.

     The following investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors of the Fund without shareholder approval. The Portfolio does not intend to invest in companies for the purpose of exercising control or management.

     State Law Restrictions  The Fund may, from time to time in order to qualify
     ----------------------
shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. Pursuant to an undertaking made to the State Securities Board of Texas, the Portfolio (i) will not invest in limited partnership interests in real property, and (ii) will not issue any class of senior security or borrow money unless immediately after such issuance or borrowing there is asset coverage of at least 300%.


                             PORTFOLIO TRANSACTIONS

     AIM is responsible for decisions to buy and sell securities for the Portfolio, for selection of broker-dealers and for negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.

     From time to time, the Fund may sell a security to, or purchase a security from, an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

     Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

     AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolio as a principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Fund's Board of Directors and such purchase is reviewed at least quarterly by the Fund's Board of Directors and a determination is made that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by other performing similar services. During the fiscal year ended August 31, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.


                                  TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gains if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

     In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

     If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

     The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made.
However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends and, in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Portfolio.


SHORT-TERM                                  SUBJECT TO COMPLETION DATED NOVEMBER 8, 1995
INVESTMENTS CO.
                           Prospectus
----------------------------------------------------------------------------------------------------------
                             The Liquid Assets Portfolio (the "Portfolio") is a money market fund whose investment objective is to provide as high a level of current income as is
LIQUID ASSETS              consistent with the preservation of capital and liquidity. The Portfolio seeks
PORTFOLIO                  to achieve its objective by investing in high quality money market instruments such as U.S. Government obligations, bank obligations, commercial instruments
CASH                       and repurchase agreements.
MANAGEMENT
CLASS                        The Portfolio is a series portfolio of Short-Term Investments Co. (the
                           "Fund"), an open-end diversified series management investment company. This
DECEMBER 12, 1995          Prospectus relates solely to the Cash Management Class of the Portfolio, a class of shares designed to be a convenient and economical vehicle in which institutions can invest short-term cash reserves.

                             The Fund also offers shares of other classes of the Portfolio pursuant to separate prospectuses: the Institutional Class and the Private Investment
                           Class, as well as shares of classes of another portfolio, the Prime Portfolio.

                             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                           EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
                           AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                           ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                           A CRIMINAL OFFENSE.

                             THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR
                           SHOULD KNOW BEFORE INVESTING IN SHARES OF THE CASH MANAGEMENT CLASS OF THE
                           PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF
                           ADDITIONAL INFORMATION DATED DECEMBER 12, 1995, HAS BEEN FILED WITH THE UNITED
                           STATES SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY
                           REFERENCE. A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE
                           WITHOUT CHARGE UPON WRITTEN REQUEST TO FUND MANAGEMENT COMPANY AT 11 GREENWAY
                           PLAZA, SUITE 1919, HOUSTON, TEXAS 77046.

                             THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                           ENDORSED BY, ANY BANK, AND THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                           GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                           THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT
                           THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
                           SHARE. SHARES OF THE PORTFOLIO INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE
[LOGO APPEARS HERE]        LOSS OF PRINCIPAL.

Fund Management Company
11 Greenway Plaza
Suite 1919
Houston, TX 77046-1173
(800) 877-7745

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+ INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS    +
+ BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED       +
+ PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE     +
+ SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER,                +
+ SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.       +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. Pursuant to this Prospectus, the Fund offers shares of the Cash Management Class (the "Class") of the Portfolio at net asset value. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government Agencies obligations, bank obligations, commercial instruments and repurchase agreements. The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio. Such classes have different distribution arrangements designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Prime Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as "Portfolios."

INVESTORS IN THE CLASS

  The Class is designed to be a convenient and economical vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity, can invest short-term cash reserves. Although shares of the Class may not be purchased by individuals directly, institutions may purchase shares for accounts maintained for individuals. See "Suitability for Investors."

PURCHASE OF SHARES

  Shares of the Class are sold at net asset value without a sales charge. The minimum initial investment in the Class is $10,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders have been received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing its portfolio securities and rounds its per share net asset value to the nearest whole cent. Accordingly, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under an Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund--Investment Advisor" and "--Administrator."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to the Distribution Plan, the Fund may pay up to
 .10% of the average daily net assets of the Portfolio attributable to the shares of the

Class to FMC as well as certain broker-dealers or other financial institutions as compensation for distribution-related services. See "Purchase of Shares" and "Management of the Fund--Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of foreign branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES

  The following table is designed to help an investor understand the various costs and expenses that an investor in the Portfolio will bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES--CASH MANAGEMENT CLASS
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)................................................................. None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)........................................................ None
 Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable).................................... None
 Redemption Fees (as a percentage of amount redeemed, if applicable)..... None
 Exchange Fee............................................................ None

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET AS-
 SETS)--CASH MANAGEMENT CLASS*
 Management Fees (after waivers)......................................... 0.06%
 12b-1 Fees (after waivers)**............................................ 0.08%
 Other Expenses (estimated).............................................. 0.03%
                                                                          ----
 Total Portfolio Operating Expenses--Cash Management Class............... 0.17%
                                                                          ====

------
 * The fees and expenses set forth in the table are based on estimated average net assets of the Class' first period of operation. Had there been no waivers, Management Fees and 12b-1 Fees would be 0.15% and 0.10%, respectively.
** As a result of 12b-1 fees, a long-term shareholder of the Class may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Rules of the National Association of Securities Dealers, Inc.

EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

      1 year........................................................... $ 2
      3 years.......................................................... $ 5

  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The other expenses and 12b-1 fees figure is based upon estimated costs and the estimated size of the Class and estimated fees to be charged for the current fiscal year. Thus, actual expenses may be greater or less than such estimates. There can be no assurance that future waivers of fees (if any) will not vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses--Cash Management Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. It is designed to be a convenient and economical vehicle in which such institutions can invest short-term cash reserves. Shares of the Class may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  An investment in the Class may relieve the institution of many of the investment and administrative burdens encountered when investing in money market instruments directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell securities; valuation of portfolio securities; selection and scheduling of maturities of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own sub-accounting. To assist these institutions, information concerning the dividends declared by the Portfolio on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. Sub-accounting services may be arranged through the Fund for shareholders who prefer not to perform such services.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio seeks to achieve its objective by investing in a diversified portfolio of high quality U.S. dollar-denominated money market instruments and other similar instruments with maturities of 397 days or less from the date of purchase. The Portfolio will maintain a weighted average maturity of 90 days or less.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of U.S. Government and foreign government obligations, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements. The Portfolio intends to invest in bankers' acceptances, certificates of deposit, time deposits and commercial paper, and U.S. Government direct obligations and U.S. Government agencies securities. Certain U.S. Government obligations with floating or variable interest rates may have longer maturities. Commercial obligations may include both domestic and foreign issuers that are U.S. dollar-denominated. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below.

  The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Fund's Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards.

  The Portfolio will not invest more than 10% of its net assets in illiquid securities.

  In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. (In such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities.) Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be set aside in a segregated account. (The total amount of assets in the segregated account may not exceed 25% of the Portfolio's total assets.) The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when-issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

  The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S.dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits. The Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Portfolio's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below:

  U.S. GOVERNMENT DIRECT OBLIGATIONS--These are bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES--Certain federal agencies (such as the Federal National Mortgage Association, the Small Business Administration and the Resolution Trust Corporation) have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S.

Government, are (a) backed by the full faith and credit of the United States,
(b) guaranteed by the U.S. Treasury or (c) supported by the issuing agencies' right to borrow from the U.S. Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS--These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

  BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less.

  CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity.

  TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS--A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS--A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

  SHORT AND MEDIUM TERM NOTES--Short and medium term notes are obligations that have fixed coupons and maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 promulgated by the United States Securities and Exchange Commission (the "SEC"), or privately without such a registration.

  COMMERCIAL PAPER--Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

  MASTER NOTES--Master notes are unsecured demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or (c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

  REPURCHASE AGREEMENTS--A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to, those which have been stripped of their interest payments and mortgage-backed securities) and commercial paper. For additional information on the use of repurchase agreements, see the Statement of Additional Information.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time; or

    3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in an amount in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

  In addition to the restrictions described herein, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, which govern the operations of money market funds, and which may be more restrictive than the policies described herein.

  The SEC has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Subject to the conditions stated above and the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for the shares of the Class purchased is received by The Bank of New York, the Portfolio's custodian bank, in the form described below and notice of such order is provided to the Portfolio's transfer agent or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Payment for shares of the Portfolio purchased must be in the form of federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares of the Class must specify that the "Cash Management Class of the Liquid Assets Portfolio" is being purchased; otherwise, any funds received will be returned to the sending institution.

  The minimum initial investment in the Class is $10,000,000. Institutions may be requested to maintain separate master accounts in the shares of the Class held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (b) for accounts for which the institution acts in some other capacity. An institution's master account(s) and sub-accounts with the Class may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Portfolio nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to A I M Institutional Fund Services, Inc. ("Transfer Agent" or "AIFS") at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Account Applications may be obtained from AIFS. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS.

  Banks will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00 per share. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made by calling the Fund.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Portfolio to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Portfolio. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts under $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Portfolio may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. Net income of the Portfolio consists of interest accrued and discount earned (including both original issue and market discount) on securities held by the Portfolio, less amortization of market premium and the accrued expenses of the Portfolio. Although realized gains and losses on the assets of the Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per share for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Portfolio at the net asset value of such shares as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the shareholder to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The Portfolio's policy is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Portfolio. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend before February 1 of the next year, a shareholder will be treated for tax purposes as having received the dividend in the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  For purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, the Portfolio will be treated as a separate corporation. Therefore, one portfolio of the Fund may not offset its gains against the other portfolio's losses and each portfolio must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local or foreign taxes.

  The foregoing discussion of federal income tax consequences is only a summary based on tax laws and regulations in effect on November 1, 1995 which are subject to change by legislation or administrative action.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions--Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling FMC at (800) 877-7745. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Portfolio. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Class to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors. A copy of a current list of the investments held in the Portfolio will be sent to shareholders upon request.

  Each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Portfolio's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Portfolio and to the general supervision of the Fund's Board of Directors. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), a holding company engaged in the financial services business. Information concerning the Board of Directors may be found in the Statement of Additional Information.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages, advises or administers 37 investment company portfolios. As of October 31, 1995, the total assets of such investment company portfolios were approximately $39.3 billion. AIM is a wholly-owned subsidiary of AIM Management.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1995, AIM received fees with respect to the Portfolio which represented 0.08% of the Portfolio's average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Fund's Board of Directors for providing specified administrative services. Currently, AIM is reimbursed for the services of the Fund's principal financial officer and his staff, and any expenses related to such services, as well as the services of staff responding to various shareholder inquiries.

  In addition, AIM and AIFS have entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $38,870 with respect to the Portfolio for the period August 31, 1994 through June 30, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995, AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $9,045.

FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year. FMC may in its discretion from time to time agree to waive voluntarily its 12b-1 fee but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM Management. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Portfolio either directly or through other broker-dealers, and receives no fees for its services with respect to the Portfolio pursuant to the Distribution Agreement. FMC is the distributor of several other mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or Institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of the shares of the Class in an amount equal to 0.10% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Directors of the Fund and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class. Payments to dealers and other financial institutions in excess of 0.25% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  As required by Rule 12b-1 under the 1940 Act, the Plan was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on December 4, 1995. In approving the Plan, the directors considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

EXPENSES

  Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of both Portfolios of the Fund. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. Shares of common stock of the Fund are divided into eight classes, of which three represent interests in the Portfolio and the remaining five represent interests in the Prime Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable to or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for shares of the Class.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Fund.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 877-7745.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

====================================== ======================================

SHORT-TERM INVESTMENTS CO.                           PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                         December 12, 1995
(800) 877-7745
                                                     SHORT-TERM
INVESTMENT ADVISOR                                 INVESTMENTS CO.
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 1919                       ------------
Houston, Texas 77046-1173                      LIQUID ASSETS PORTFOLIO
(713) 626-1919                                      ------------

DISTRIBUTOR                                     CASH MANAGEMENT CLASS
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                         TABLE OF CONTENTS
(800) 877-7745

AUDITORS
KPMG PEAT MARWICK LLP                                                  PAGE
NationsBank Building                                                   ----
700 Louisiana
Houston, Texas 77002                    Summary........................   2

CUSTODIAN                               Table of Fees and Expenses.....   3
THE BANK OF NEW YORK
110 Washington Street                   Suitability For Investors......   4
8th Floor
New York, New York 10286                Investment Program.............   4

TRANSFER AGENT                          Purchase of Shares.............   8
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 1919           Redemption of Shares...........   9
Houston, Texas 77046-1173
                                        Dividends......................   9
  NO PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY          Taxes..........................  10
REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS IN CONNECTION WITH THE       Net Asset Value................  10
OFFERING MADE BY THIS PROSPECTUS, AND
IF GIVEN OR MADE, SUCH INFORMATION OR   Yield Information..............  11
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE   Reports to Shareholders........  11
FUND OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN       Management of the Fund.........  11
OFFER IN ANY JURISDICTION TO ANY
PERSON TO WHOM SUCH OFFERING MAY        General Information............  14
NOT LAWFULLY BE MADE.

====================================== ======================================

                             SUBJECT TO COMPLETION
                            DATED NOVEMBER 8, 1995

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION



                             CASH MANAGEMENT CLASS

                                     OF THE

                            LIQUID ASSETS PORTFOLIO

                                       OF

                           SHORT-TERM INVESTMENTS CO.

                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005



                              --------------------



         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
             IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS,
                   COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 877-7745



                              --------------------



          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 12, 1995
               RELATING TO THE PROSPECTUS DATED DECEMBER 12, 1995

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR ANY + +OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES+ +EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A +
+PROSPECTUS.                                                                   +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                               TABLE OF CONTENTS

                                                                  Page
INTRODUCTION.....................................................  1

GENERAL INFORMATION ABOUT THE FUND...............................  1
     The Fund and Its Shares.....................................  1
     Directors and Officers......................................  3
     Remuneration of Directors...................................  6
     AIM Funds Retirement Plan for Eligible Directors/Trustees...  7
     Deferred Compensation Agreements............................  8
     Investment Advisor..........................................  9
     Administrator............................................... 10
     Expenses.................................................... 10
     Transfer Agent and Custodian................................ 11
     Reports..................................................... 11
     Fee Waivers................................................. 11
     Principal Holders of Securities............................. 12

PURCHASES AND REDEMPTIONS........................................ 16
     Net Asset Value Determination............................... 16
     The Distribution Agreement.................................. 16
     Distribution Plan........................................... 17
     Banking Regulations......................................... 17
     Performance Information..................................... 18
     Redemptions in Kind......................................... 18
     Suspension of Redemption Rights............................. 19

INVESTMENT PROGRAM AND RESTRICTIONS.............................. 19
     Eligible Securities......................................... 19
     Commercial Paper Ratings.................................... 20
     Bond Ratings................................................ 21
     Repurchase Agreements....................................... 23
     Investment Restrictions..................................... 23

PORTFOLIO TRANSACTIONS........................................... 24

TAX MATTERS...................................................... 26
     Qualification as a Regulated Investment Company............. 26
     Excise Tax On Regulated Investment Companies................ 27
     Portfolio Distributions..................................... 27
     Effect of Future Legislation; Local Tax Considerations...... 28

FINANCIAL STATEMENTS............................................. NONE

                                  INTRODUCTION

     The Liquid Assets Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated December 12, 1995 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 or by calling (800) 877-7745. Investors must receive a Prospectus before they invest.

     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Cash Management Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; thus, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

     The Fund is an open-end, diversified series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993, and had no operations prior to November 4, 1993. Shares of common stock of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."

     The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Prime Portfolio (together, the "Portfolios"). The Prime Portfolio consists of five classes of shares, each having different shareholder qualifications and bearing expenses differently. The Portfolio consists of the following three classes of shares: Institutional Class, Private Investment Class and Cash Management Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the associated Prospectus relate solely to shares of the Cash Management Class (the "Class") of the Portfolio. Shares of the other classes of the Portfolio and the classes of the Prime Portfolio are offered pursuant to separate prospectuses and statements of additional information.

     As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

     Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of directors can elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

     The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940 (the "1940 Act").

     The Charter of the Fund authorizes the issuance of 40 billion shares with a par value of $.001 each, of which 16 billion shares represent an interest in the Portfolio (or class thereof) and 22 billion shares represent an interest in the Prime Portfolio (or class thereof). A share of a portfolio (or class) represents an equal proportionate interest in such Portfolio (or class) with each other share of that Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that Portfolio (or class). Additional information concerning the rights of share ownership is set forth in the Prospectus.

     The assets received by the Fund for the issue or sale of shares of each of the Portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of the Portfolios are segregated and each Portfolio is charged with the expenses with respect to that portfolio and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of each of the Portfolios, certain expenses may be legally chargeable against the assets of the entire Fund.

     The Charter provides that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Fund shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Fund shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Fund to the fullest extent permitted by the Maryland General Corporation Law.

     As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

     The directors and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046.

     *CHARLES T. BAUER, Director and Chairman (76)

     Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Venture Co.

     BRUCE L. CROCKETT, Director (51)
     COMSAT Corporation
     6560 Rock Spring Drive
     Bethesda, MD  20817

     Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

     OWEN DALY II, Director (71)
     Six Blythewood Road
     Baltimore, MD 21210

     Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable Bancorporation.

     **CARL FRISCHLlNG, Director (58)
     919 Third Avenue
     New York, NY 10022

     Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).

----------------------
* A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

** A director who is an "interested person" of the Fund as defined in the 1940 Act.

     ***ROBERT H. GRAHAM, Director and President (49)

     Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.

     JOHN F. KROEGER, Director (71)
     24875 Swan Road - Martingham
     Box 464
     St. Michaels, MD 21663

     Trustee, Flag Investors International Fund, Inc.; and Director, Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

     LEWIS F. PENNOCK, Director (53)
     8955 Katy Freeway, Suite 204
     Houston, TX 77024

     Attorney in private practice in Houston, Texas.

     IAN W. ROBINSON, Director (72)
     183 River Drive
     Tequesta, FL 33469

     Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

     LOUIS S. SKLAR, Director (56)
     Transco Tower, 50th Floor
     2800 Post Oak Blvd.
     Houston, TX 77056

     Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).

--------------------
*** A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

     ****JOHN J. ARTHUR, Senior Vice President and Treasurer (51)

     Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc.,
A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.

     GARY T. CRUM, Senior Vice President (48)

     Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

     ****CAROL F. RELIHAN, Vice President and Secretary (41)

     Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; Vice President and Secretary, A I M Distributors, Inc., A I M Global Associates, Inc. and A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.

     DANA R. SUTTON, Vice President and Assistant Treasurer (36)

     Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

     MELVILLE B. COX, Vice President (52)

     Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.

     KAREN DUNN KELLEY, Vice President (35)

     Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.

     J. ABBOTT SPRAGUE, Vice President (40)

     Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Management Group Inc.

---------------------
**** Mr. Arthur and Ms. Relihan are married to each other.

     The Board of Directors has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

     The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Portfolio's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Portfolio's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Fund maintains a distribution plan pursuant to rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the board and such Committee.

     All of the Fund's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. Most of the Fund's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

     Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. The directors of the Fund who do not serve as officers of the Fund are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each director of the Fund:

===================================================================================
                                          RETIREMENT
                       AGGREGATE           BENEFITS                  TOTAL
                      COMPENSATION          ACCRUED              COMPENSATION
     DIRECTOR         FROM FUND(1)    BY ALL AIM FUNDS(2)    FROM ALL AIM FUNDS(3)
-----------------------------------------------------------------------------------
Charles T. Bauer             $  -0-                $   -0-                  $   -0-
-----------------------------------------------------------------------------------
Bruce L. Crockett             2,091                  2,814                   45,094
-----------------------------------------------------------------------------------
Owen Daly II                  2,096                 14,375                   45,844
-----------------------------------------------------------------------------------
Carl Frischling               2,091                  7,542                   45,094
-----------------------------------------------------------------------------------
Robert H. Graham                -0-                    -0-                      -0-
-----------------------------------------------------------------------------------
John F. Kroeger               2,096                 20,517                   45,844
-----------------------------------------------------------------------------------
Lewis F. Pennock              2,096                  5,093                   45,844
-----------------------------------------------------------------------------------
Ian W. Robinson               2,071                 10,396                   45,095
-----------------------------------------------------------------------------------
Louis S. Sklar                2,071                  4,682                   45,094
===================================================================================

----------------------
(1) The total amount of compensation deferred by all Directors of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $8,448.

(2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Company in respect of such retirement benefits was $4,583. Data reflects compensation earned for the calendar year ended December 31, 1994.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

     Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the AIM Funds. Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Director's compensation paid by the AIM Funds multiplied by the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

     Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7 and 5 years, respectively.


                                                    Annual Compensation Paid
                                                        By All AIM Funds

                                                         $60,000             $65,000
                                          ==========================================
Number of Years of Service with the AIM   10             $30,000             $32,500
 Funds                                    ------------------------------------------
                                           9             $27,000             $29,250
                                          ------------------------------------------
                                           8             $24,000             $26,000
                                          ------------------------------------------
                                           7             $21,000             $22,750
                                          ------------------------------------------
                                           6             $18,000             $19,500
                                          ------------------------------------------
                                           5             $15,000             $16,250
                                          ==========================================


DEFERRED COMPENSATION AGREEMENTS

     Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

     During the fiscal year ended August 31, 1995, $14,116 directors' fees and expenses were allocated to the Portfolio.

     During the year ended August 31, 1995, the Portfolio paid legal fees of $1,317 for services rendered by Reid & Priest as counsel to the Board of Directors. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Directors. During the year ended August 31, 1995, the Portfolio paid legal fees of $4,721 for services rendered by that firm as counsel. A director of the Fund is a partner of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel and was a partner of the firm of Reid & Priest prior to September 1994.

INVESTMENT ADVISOR

     AIM, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated October 18, 1993 (the "Advisory Agreement"). A prior investment advisory agreement (the "Prior Advisory Agreement") with substantially identical terms (including the fee schedules) to the Advisory Agreement was previously in effect with respect to the Predecessor Portfolio.

     AIM was organized in 1976 and, together with its affiliates, advises, manages or administers 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."

     AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Directors. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     As compensation for its services with respect to the Portfolio, AIM receives a fee at the annual rate of 0.15% of the average daily net assets of the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

     During the period November 4, 1993 (date operations commenced) through August 31, 1994, AIM voluntarily waived fees of $1,500,977, which it was entitled to receive pursuant to the Advisory Agreement with respect to the Portfolio. During the fiscal year ended August 31, 1995, AIM received fees pursuant to the Advisory Agreement in the amount of $1,323,637 and AIM voluntarily waived fees of $1,127,509, which it was entitled to receive pursuant to the Advisory Agreement with respect to the Portfolio.

     The Advisory Agreement provides that, upon the request of the Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Fund has entered into the Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrator."

     The Advisory Agreement will continue in effect until June 30, 1996 and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

ADMINISTRATOR

     AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement"). In addition, AIM and A I M Institutional Fund Services, Inc. ("AIFS") entered into an administrative services agreement, dated as of September 16, 1994 (the "AIFS Administrative Services Agreement").

     Under the Administrative Services Agreement, AIM has agreed to perform or arrange for the performance of certain accounting, shareholder servicing and other administrative services for the Portfolio which are not required to be performed by AIM under the Advisory Agreement. For such services, AIM would be entitled to receive from the Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by the Fund's Board of Directors.
The Administrative Services Agreement provides that such agreement will continue in effect until June 30, 1996, and shall continue in effect from year to year thereafter only if such continuance is specifically approved at least annually by the Fund's Board of Directors, including the Non-Interested Directors, by votes cast in person at a meeting called for such purpose. The Administrative Services Agreement was last approved by the Fund's Board of Directors (including the Non-Interested Directors) on May 9, 1995.

     Pursuant to the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1995 and 1994 in the amounts of $97,044 and $39,492, respectively.

     The AIFS Administrative Services Agreement between AIM and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, provided that AIFS could perform certain shareholder services for the Portfolio. For such services, AIFS was entitled to receive from AIM reimbursement of its costs associated with the Class. The AIFS Administrative Services Agreement was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period from August 31, 1994 through June 30, 1995 and for the period from June 1, 1994 through August 31, 1994, AIFS or its affiliates received shareholder services fees from AIM with respect to the Portfolio in the amounts of $38,870 and $5,110,
respectively.   For the period July 1, 1995 through August 31, 1995, AIFS
received transfer agency fees from AIM with respect to the Portfolio in the amount of $9,045.

EXPENSES

     Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

     Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios based upon the relative net assets of each such class. The expenses of the Portfolio are deducted from its total income before dividends are paid. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

     The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.

     A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 serves as a transfer agent and dividend disbursing agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by AIFS and the Fund.

REPORTS

     The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

FEE WAIVERS

     AIM may, from time to time, agree to waive voluntarily all or any portion of its fees or reimburse the Portfolio for certain of its expenses. Such waivers or reimbursements may be discontinued at any time. Shareholders of the Portfolio will receive notice 30 days prior to the effective date of any substantial change in such waivers or reimbursements.

PRINCIPAL HOLDERS OF SECURITIES

     PRIME PORTFOLIO

     To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of October 25, 1995, and the percentage of the Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                                  PERCENT
          NAME AND ADDRESS                       OWNED OF
          OF RECORD OWNER                       RECORD ONLY*
          ----------------                      ------------

INSTITUTIONAL CLASS
-------------------

NationsBank of Texas                               13.81%
P.O. Box 831000
Dallas, TX 75283-1000

U.S. Bank of Oregon                                13.23%
321 Southwest 6th Street
Portland, OR 97208

Trust Company Bank                                  8.19%
P.O. Box 105504
Atlanta, GA 30348

Texas Commerce Bank                                 7.62%
P.O. Box 2558
Houston, TX 77252-8098

Boatmen's Trust Company                             7.27%
100 North Broadway
St. Louis, MO 63101

Frost National Bank                                 7.26%
P.O. Box 1600
San Antonio, TX 78296

---------------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                  PERCENT
          NAME AND ADDRESS                       OWNED OF
          OF RECORD OWNER                       RECORD ONLY*
          ----------------                      ------------

PRIVATE INVESTMENT CLASS
------------------------

Huntington Capital Corporation                      71.90%**
41 South High Street
Columbus, OH 43287

Var & Co.                                           17.39%
180 East 5th Street
St. Paul, MN 55101

Frost National Bank                                  6.94%
P.O. Box 1600
San Antonio, TX 78296


                                                  PERCENT
          NAME AND ADDRESS                       OWNED OF
          OF RECORD OWNER                       RECORD ONLY*
          ----------------                      ------------

PERSONAL INVESTMENT CLASS
-------------------------

Bank of New York                                    67.37%**
440 Manaroneck Ave.
Harrison, NY 10528

Cullen/Frost Discount Brokers                       30.94%**
P.O. Box 2358
San Antonio, TX 78299

                                                  PERCENT
          NAME AND ADDRESS                       OWNED OF
          OF RECORD OWNER                       RECORD ONLY*
          ----------------                      ------------

CASH MANAGEMENT CLASS
---------------------

Piper Jaffray As Agent For Customer                 35.24%**
101 California Street
Suite 1150
San Francisco, CA 94111


---------------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                  PERCENT
          NAME AND ADDRESS                       OWNED OF
          OF RECORD OWNER                      RECORD ONLY*
          ----------------                     ------------
Piper Jaffray As Agent For Customer                29.49%**
P.O. Box 160727
Sacramento, CA 95816-0727

Bank Of New York                                   10.75%
One Wall Street
New York, NY 10286

Citibank As Agent For Customer                      8.38%
120 Wall Street 13th Floor
New York, NY 10043


RESOURCE CLASS
--------------

          AIM provided the initial capitalization of the Resource Class of the Prime Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Resource Class of the Prime Portfolio. Although the Resource Class of the Prime Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Prime Portfolio that are outstanding, it may be presumed to be in "control" of the Resource Class of the Prime Portfolio, as defined in the 1940 Act.

LIQUID ASSETS PORTFOLIO

          To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of October 25, 1995, the percentage of the Liquid Assets Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                                  PERCENT
          NAME AND ADDRESS                       OWNED OF
          OF RECORD OWNER                       RECORD ONLY*
          ----------------                      ------------

INSTITUTIONAL CLASS
-------------------

Trust Company Bank                                 20.96%
P.O. Box 105504
Atlanta, GA 30348

---------------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                  PERCENT
          NAME AND ADDRESS                       OWNED OF
          OF RECORD OWNER                       RECORD ONLY*
          ----------------                      ------------

Wachovia Bank & Trust                               14.33%
P.O. Box 3075
Winston-Salem, NC 27150

                                                  PERCENT
          NAME AND ADDRESS                       OWNED OF
          OF RECORD OWNER                       RECORD ONLY*
          ----------------                      ------------

INSTITUTIONAL CLASS
-------------------

NationsBank Dallas                                  11.09%
P.O. Box 831000
Dallas, TX 75283-1000

Society National Bank                                7.57%
127 Public Square
Cleveland, OH 44114-1306

Boatmen's Trust Company                              6.56%
100 North Broadway
St. Louis, MO 63102

Firstar Bank of Madison                              5.41%
P.O. Box 7900
Madison, WI 53707


PRIVATE INVESTMENT CLASS
------------------------

          AIM provided the initial capitalization of the Private Investment Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Private Investment Class of the Liquid Assets Portfolio. Although the Private Investment Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Private Investment Class of the Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Private Investment Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

---------------------
* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

CASH MANAGEMENT CLASS
---------------------

          AIM provided the initial capitalization of the Cash Management Class of the Liquid Assets Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Cash Management Class of the Liquid Assets Portfolio. Although the Cash Management Class of the Liquid Assets Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Cash Management Class of the Liquid Assets Portfolio that are outstanding, it may be presumed to be in "control" of the Cash Management Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

          To the best of the knowledge of the Fund, as of October 25, 1995, the directors and officers of the Fund beneficially owned less than 1% of any portfolio's outstanding shares.


                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

          Shares of the Class are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

          The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

          The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

THE DISTRIBUTION AGREEMENT

          The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information about the Fund -- Directors and Officers" and "General Information about the Fund -- Investment Advisor" for information as to the affiliation of certain directors and officers of the Fund with FMC, AIM and AIM Management.

          The Distribution Agreement provides that FMC has the exclusive right to distribute shares either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Class.

          The Distribution Agreement will continue in effect until June 30, 1996 and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

DISTRIBUTION PLAN

          The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of the shares of the Class. These services may include among other things: (i) answering customer inquiries regarding shares of the Class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash accounting balances in shares of the Class; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the Class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

          FMC is a wholly-owned subsidiary of AIM, which is a wholly-owned subsidiary of AIM Management. Charles T. Bauer, a Director and Chairman of the Fund and Robert H. Graham, a Director and President of the Fund, own shares of AIM Management.

BANKING REGULATIONS

          The Glass-Steagall Act and other applicable laws or regulations among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

          In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

          In order to permit the sale of the Fund's shares in certain states, the Fund may from time to time make commitments more restrictive than the restrictions described herein. These restrictions are not matters of fundamental policy, and should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the states involved.

PERFORMANCE INFORMATION

          As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling the Fund at (800) 877-7745. The current yield quoted will be the net average annualized yield for an identified period. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Portfolio may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

          The Portfolio may compare the performance of the Class or the performance of securities in which it may invest to:

          . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

          . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report(R) of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

          . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          . other fixed-income investments such as Certificates of Deposit ("CDs").

          The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the Class' yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

          The Portfolio may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

REDEMPTIONS IN KIND

          The Fund will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

SUSPENSION OF REDEMPTION RIGHTS

     The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.


                      INVESTMENT PROGRAM AND RESTRICTIONS

     The Portfolio may lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

ELIGIBLE SECURITIES

     Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, defines an "Eligible Security" as follows:

          (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs1 in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

          (ii) a security:

               (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less, and

               (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

---------------------
1 "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer of such security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp., Moody's Investors Service, Inc., Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

          (iii) an unrated security2 that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

               (A) the board of directors may base its determination that a standby commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

               (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

COMMERCIAL PAPER RATINGS

     The following is a description of the factors underlying the commercial paper ratings of Moody's, S&P and Fitch Investors Service, Inc. ("Fitch").

     MOODY'S -- The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

     S&P -- Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

     FITCH -- Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows:

---------------------
2 An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      F-2

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1."

                             PLUS(+) AND MINUS (-)

     Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

                                      LOC

     The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

     The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

     MOODY'S -- The following are the two highest bond ratings of Moody's.

                                      Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     S&P -- The following are the four highest bond ratings of S&P; the lower two of which are referred to in the foregoing description of its commercial paper ratings.

                                      AAA

     Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                      AA

     Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

                                       A

     Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

                                      BBB

     The BBB, or medium grade category, is borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Market values of these bonds are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

     FITCH - Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1."

REPURCHASE AGREEMENTS

     Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than five percent of its total assets in securities issued by the issuer of the security, provided that such a fund may invest more than five percent of its total assets in the First Tier securities of a single issuer for a period of up to three business days after the purchase thereof if the money market fund is a diversified investment company, provided further, that the fund may not make more than one investment in accordance with the foregoing proviso at any time. Under Rule 2a-7, for purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by Requisite NRSROs.

INVESTMENT RESTRICTIONS

     As a matter of fundamental policy which may not be changed without the approval of a majority of the outstanding shares of the Portfolio (as that term is defined under "General Information about the Fund -- The Fund and its Shares"), the Portfolio may not:

          (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

          (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time;

          (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

          (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 331/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

          (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

          (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

          (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

          (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

          (9) invest in any obligation not payable as to principal and interest in United States currency; or

          (10) Acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets and except for the investment in such securities of funds representing compensation otherwise payable to its directors pursuant to any deferred compensation plan existing at any time between the Fund and its directors.

     The following investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors of the Fund without shareholder approval. The Portfolio does not intend to invest in companies for the purpose of exercising control or management.

     State Law Restrictions  The Fund may, from time to time in order to qualify
     ----------------------
shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. Pursuant to an undertaking made to the State Securities Board of Texas, the Portfolio (i) will not invest in limited partnership interests in real property, and (ii) will not issue any class of senior security or borrow money unless immediately after such issuance or borrowing there is asset coverage of at least 300%.


                             PORTFOLIO TRANSACTIONS

     AIM is responsible for decisions to buy and sell securities for the Portfolio, for selection of broker-dealers and for negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.

     From time to time, the Fund may sell a security to, or purchase a security from, an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

     Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

     AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolio as a principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligatons and be paid a fee by such issuer. The Portfolio may purchase such money market obligatons directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Fund's Board of Directors and such purchase is reviewed at least quarterly by the Fund's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by other performing similar services. During the fiscal year ended August 31, 1995, no securities or instrument were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.


                                  TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gains if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

     In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

     If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

     The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made.
However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends and, in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November
1, 1995.   Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Portfolio.

                                    PART C

                               OTHER INFORMATION

Item 24.(a)   Financial Statements:
              (1)  Prime Portfolio - Institutional Class

                   In Part A:        Financial Highlights

                   In Part B:        (1)    Independent Auditors' Report
                                     (2)    Schedule of Investments as of August 31, 1995
                                     (3)    Statement of Assets and Liabilities as of August 31, 1995
                                     (4)    Statement of Operations for the year ended August 31, 1995
                                     (5)    Statement of Changes in Net Assets for the years ended
                                            August 31, 1995 and 1994

                   In Part C:        None

              (2)  Prime Portfolio - Personal Investment Class

                   In Part A:        Financial Higlights

                   In Part B:        (1)    Independent Auditors' Report
                                     (2)    Schedule of Investments as of August 31, 1995
                                     (3)    Statement of Assets and Liabilities as of August 31, 1995
                                     (4)    Statement of Operations for the year ended August 31, 1995
                                     (5)    Statement of Changes in Net Assets for the years ended
                                            August 31, 1995 and 1994

                   In Part C:        None

              (3)  Prime Portfolio - Private Investment Class

                   In Part A:        Financial Highlights

                   In Part B:        (1)    Independent Auditors' Report
                                     (2)    Schedule of Investments as of August 31, 1995
                                     (3)    Statement of Assets and Liabilities as of August 31, 1995
                                     (4)    Statement of Operations for the year ended August 31, 1995
                                     (5)    Statement of Changes in Net Assets for the years ended
                                            August 31, 1995 and 1994

                   In Part C:   None

              (4)  Prime Portfolio - Cash Management Class

                   In Part A:        Financial Highlights

                   In Part B:        (1)    Independent Auditors' Report
                                     (2)    Schedule of Investments as of August 31, 1995

                                (3) Statement of Assets and Liabilities as of August 31, 1995
                                (4) Statement of Operations for the year ended August 31, 1995
                                (5) Statement of Changes in Net Assets for the years ended August 31, 1995 and 1994

                   In Part C:   None

              (5)  Prime Portfolio - Resource Class

                   In Part A:   None

                   In Part B:   None

                   In Part C:   None

              (6)  Liquid Assets Portfolio - Institutional Class

                   In Part A:   Financial Highlights

                   In Part B:   (1)  Independent Auditors' Report

                                (2)  Schedule of Investments as of
                                     August 31, 1995
                                (3) Statement of Assets and Liabilities as of August 31, 1995
                                (4) Statement of Operations for the year ended August 31, 1995
                                (5) Statement of Changes in Net Assets for the year ended August 31, 1995 and for the period ended November 4, 1993 (date operations commenced) through
                                     August 31, 1994

                   In Part C:   None

              (7)  Liquid Assets Portfolio - Private Investment Class

                   In Part A:   None

                   In Part B:   None

                   In Part C:   None

              (8)  Liquid Assets Portfolio - Cash Management Class

                   In Part A:   None

                   In Part B:   None

                   In Part C:   None

Exhibit
Number Description

(1)      -      (a)  Articles of Incorporation of Registrant were filed as an exhibit to Registrant's Registration Statement on July 19, 1993, and are filed herewith electronically.

                  (b) Certificate of Correction of Registrant was filed as an exhibit to Registrant's Registration Statement on July 19, 1993, and is filed herewith electronically.

                  (c) Articles of Amendment of Registrant were filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on
                       August 22, 1994, and are filed herewith electronically.

                  (d) Articles Supplementary of Registrant are filed herewith electronically.

                  (e) Articles Supplementary of Registrant are filed herewith electronically.

                  (f) Articles of Amendment of Registrant are filed herewith electronically.

                  (g) Certificate of Correction of Registrant is filed herewith electronically.

        (2)   -   (a)  By-Laws of Registrant were filed as an exhibit to
                       Registrant's Registration Statement on July 19, 1993, and
                       are filed herewith electronically.

                  (b)  First Amendment, dated March 14, 1995, to By-Laws of
                       Registrant is filed herewith electronically.

        (3)   -   Voting Trust Agreements - None.

        (4)   -   (a)  Form of Specimen Certificate for Liquid Assets Portfolio
                       was filed as an exhibit to Registrant's Pre-Effective
                       Amendment No. 1 on October 1, 1993, and is hereby
                       incorporated by reference.

                  (b)  Form of Specimen Certificate for Prime Portfolio -
                       Personal Investment Class was filed as an exhibit to Registrant's Post-Effective Amendment No. 1 on October
                       15, 1993, and is hereby incorporated by reference.

                  (c)  Form of Specimen Certificate for Prime Portfolio -
                       Private Investment Class was filed as an exhibit to Registrant's Post-Effective Amendment No. 1 on October
                       15, 1993, and is hereby incorporated by reference.

                  (d)  Form of Specimen Certificate for Prime Portfolio -
                       Institutional Class was filed as an exhibit to Registrant's Post-Effective Amendment No. 1 on October
                       15, 1993, and is hereby incorporated by reference.

                  (e)  Form of Specimen Certificate for Prime Portfolio - Cash
                       Management Class was filed as an exhibit to Registrant's
                       Post-Effective Amendment No. 1 on October 15, 1993, and is hereby incorporated by reference.

                  (f)  Form of Specimen Certificate for Prime Portfolio -
                       Resource Class is filed herewith electronically.

                  (g)  Form of Specimen Certificate for Liquid Assets Portfolio
                       - Private Investment Class is filed herewith electronically.

                  (h)  Form of Specimen Certificate for Liquid Assets
                       Portfolio - Cash Management Class is filed herewith electronically.


        (5)   -   (a)  Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.
                       dated August 6, 1993 was filed as an exhibit to Registrant's Post-Effective Amendment No. 1 on October 15, 1993.

                  (b)  Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and
                       A I M Advisors, Inc. was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and is hereby filed electronically.

        (6)   -   (a)  Master Distribution Agreement between Registrant and Fund Management Company dated August 6, 1993 was filed as an exhibit to Registrant's Post-Effective Amendment No. 1 on October 15, 1993.

                  (b)  Master Distribution Agreement between Registrant and Fund Management Company, dated October 18,
                       1993, was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994,
                       and is hereby filed electronically.

                  (c)  Amendment No. 1, dated September 19, 1995, to Master Distribution Agreement between Registrant and Fund Management Company, dated October 18, 1993, is filed herewith electronically.

                  (d)  Form of Amendment No. 2 to Master Distribution Agreement between Registrant and Fund Management
                       Company, dated October 18, 1993, is filed herewith electronically.

        (7)   -   (a)  Retirement Plan for Eligible Directors/Trustees was filed as an exhibit to Registrant's
                       Post-Effective Amendment No. 2 on August 22, 1994, and is hereby incorporated by reference.

                  (b)  Form of Deferred Compensation Agreement was filed as an exhibit to Registrant's Post-Effective
                       Amendment No. 2 on August 22, 1994, and is hereby incorporated by reference.

        (8)   -   Custodian Agreement between the Registrant and The Bank of New York, dated October 19, 1993 was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and is hereby incorporated by reference.

        (9)   -   (a)  Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated
                       October 15, 1993 was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on
                       August 22, 1994, and is hereby incorporated by reference.

                  (b)  Transfer Agency and Service Agreement between A I M Institutional Fund Services, Inc. and
                       Registrant dated September 16, 1994, is filed herewith electronically.

                  (c)  Amendment No. 1, dated July 1, 1995, to Transfer Agency and Service Agreement between
                       A I M Institutional Fund Services, Inc. and Registrant, dated September 16, 1994, is filed herewith electronically.

       (d) Master Administrative Services Agreement between the Registrant and A I M Advisors, Inc. dated August 6, 1993 was filed as an exhibit to Registrant's Post-Effective Amendment No. 1 on October 15, 1993.

       (e) Master Administrative Services Agreement between the Registrant and A I M Advisors, Inc., dated October 18, 1993, was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and is hereby filed electronically.

       (f) Amendment No. 1, dated November 2, 1995, to Master Administrative Services Agreement between the Registrant and A I M Advisors, Inc., dated October 18, 1993, is filed herewith electronically.


       (g) Form of Amendment No. 2 to Master Administrative Services Agreement between the Registrant and A I M Advisors, Inc., dated October 18, 1993, is filed herewith electronically.

       (h)  Administrative Service Agreement between A I M Advisors, Inc. and
            A I M Fund Services, Inc., dated October 18, 1993, as amended on
            May 11, 1994, was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994.


       (i) Amendment No. 2 to Administrative Services Agreement between A I M Advisors, Inc. and A I M Fund Services, Inc., date October 18, 1993, as amended on May 11, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 21, 1994.


       (j) Amendment No. 3 to Administrative Services Agreement between A I M Advisors, Inc. and A I M Fund Services, Inc., date October 18, 1993, as amended on May 11, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 21, 1994.


       (k) Form of Administrative Services Agreement between A I M Advisors, Inc. and A I M Institutional Fund Services, Inc., on behalf of the Portfolios and Classes of the Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 21, 1994.


(10) - Opinion of Ballard Spahr Andrews & Ingersoll was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1 on October 1, 1993.


(11) - (a)  Consent of Ballard Spahr Andrews & Ingersoll is filed herewith electronically.


       (b)  Consent of KPGM Peat Marwick LLP is filed herewith electronically.


(12) - Financial Statements - None.

(13) - Agreements Concerning Initial Capitalization - None.

(14) - Registrant's Retirement Plan Documents - None.


(15) - (a)  Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for Registrant's Prime Portfolio - Personal Investment Class, Private Investment Class and Cash Management Class, and related forms of agreements were filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 21, 1994 and are hereby filed electronically.


       (b) Amendment No. 1, dated September 19, 1995, to Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for Registrant's Prime Portfolio - Resource Class is filed herewith electronically.

       (c) Form of Amendment No. 2 to Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for Registrant's Liquid Assets Portfolio - Private Investment Class and Cash Management Class is filed herewith electronically.

(16) - Schedule of Performance Quotations was filed as an exhibit to Registrant's Registration Statement on July 19, 1993.


(18) - Rule 18f-3 Plan - None.


(27) - Financial Data Schedule is filed herewith electronically.


Item 25.  Persons Controlled by or under Common Control With Registrant
          ------------------------------------------------------------------
     Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

          None.


Item 26.  Number of Holders of Securities
          ------------------------------------
     State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.

                Title of Class                         As of October 25, 1995
    Prime Portfolio - Institutional Class                        50
    Prime Portfolio - Personal Investment Class                   3
    Prime Portfolio - Private Investment Class                    9
    Prime Portfolio - Cash Management Class                      18
    Prime Portfolio - Resource Class                              0
    Liquid Assets Portfolio - Institutional Class                26
    Liquid Assets Portfolio - Private Investment Class            0
    Liquid Assets Portfolio - Cash Management Class               0


Item 27.  Indemnification
          --------------------
     State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

     Under the terms of the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $15,000,000 limit of liability.

Item 28.      Business and Other Connections of Investment Advisor
              ----------------------------------------------------

     Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

     The only employment of a substantial nature of the Advisor's directors and officers in with the Advisor and its affiliated companies. Reference is also made to the discussion under the captions "Management of the Fund" of the Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption "General Information about the Fund -- Investment Advisor" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 29(b) of this Part C of the Registration Statement.

Item 29.      Principal Underwriters
              ----------------------

     (a) Fund Management Company, the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

              AIM Equity Funds, Inc. (Institutional Classes)
              AIM Investment Securities Fund (Limited Maturity Treasury
                Portfolio-Institutional Shares)
              Short-Term Investments Trust
              Tax-Free Investments Co.

     (b)

Name and Principal          Position and Offices                       Position and Offices
Business Address*           with Principal Underwriter                   with Registrant
------------------          --------------------------                 --------------------
Charles T. Bauer            Chairman of the Board of Directors         Chairman and Director

J. Abbott Sprague           President and Director                     Vice President

Robert H. Graham            Senior Vice President and Director         Director and President

--------------------

     * 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173

Mark D. Santero             Senior Vice President                        None

Carol F. Relihan            Secretary, Vice President                    Secretary and Vice President
                            & General Counsel

John J. Arthur              Treasurer & Vice President                   Senior Vice President & Treasurer

William H. Kleh             Vice President & Director                    None

Mark E. McMeans             Vice President                               None

Melville B. Cox             Assistant Vice President                     Vice President

David E. Hessel             Assistant Vice President,                    None
                            Assistant Treasurer &
                            Controller

Jeffrey L. Horne            Assistant Vice President                     None

Margaret A. Reilly          Assistant Vice President                     None

Dana R. Sutton              Assistant Vice President                     Vice President & Assistant
                            & Assistant Treasurer                        Treasurer

Stephen I. Winer            Assistant Vice President, Assistant          Assistant Secretary
                            General Counsel & Assistant Secretary

Nancy L. Martin             Assistant General Counsel &                  Assistant Secretary
                            Assistant Secretary

Samuel D. Sirko             Assistant General Counsel &                  Assistant Secretary
                            Assistant Secretary

Kathleen J. Pflueger        Assistant Secretary                          Assistant Secretary

     (c) Not Applicable


Item 30.  Location of Accounts and Records.
          --------------------------------------
     With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, New York 10286, and Transfer Agent, A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

Item 31.      Management Services
              -------------------

     Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

              None.

Item 32.      Undertakings
              ------------


     (a)      None.


     (b)      None.


     (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable Portfolio's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 8th day of November, 1995.

                                         Registrant: SHORT-TERM INVESTMENTS CO.

                                            BY:  /s/ Robert H. Graham
                                                 ------------------------------
                                                 Robert H. Graham, President

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


     SIGNATURES                             TITLE                        DATE
     ----------                             -----                        ----

 /s/ Charles T. Bauer               Chairman & Director                11/08/95
-------------------------
    (Charles T. Bauer)


 /s/ Robert H. Graham               Director & President               11/08/95
-------------------------      (Principal Executive Officer)
    (Robert H. Graham)


 /s/ Bruce L. Crockett                    Director                     11/08/95
-------------------------
    (Bruce L. Crockett)


 /s/ Owen Daly II                         Director                     11/08/95
-------------------------
    (Owen Daly II)


 /s/ Carl Frischling                      Director                     11/08/95
-------------------------
    (Carl Frischling)


 /s/ John F. Kroeger                      Director                     11/08/95
-------------------------
    (John F. Kroeger)


 /s/ Lewis F. Pennock                     Director                     11/08/95
-------------------------
    (Lewis F. Pennock)


 /s/ Ian W. Robinson                      Director                     11/08/95
-------------------------
    (Ian W. Robinson)


 /s/ Louis S. Sklar                       Director                     11/08/95
-------------------------
    (Louis S. Sklar)


 /s/ John J. Arthur                Senior Vice President &             11/08/95
-------------------------        Treasurer (Principal Financial
    (John J. Arthur)              and Accounting Officer)


                               INDEX TO EXHIBITS


Exhibit
  No.
-------

 1(a)       Articles of Incorporation of Registrant

 1(b)       Certificate of Correction of Registrant

 1(c)       Articles of Amendment of Registrant

 1(d)       Articles Supplementary of Registrant

 1(e)       Articles Supplementary of Registrant

 1(f)       Articles of Amendment of Registrant

 1(g)       Certificate of Correction of Registrant

 2(a)       By-Laws of Registrant

 2(b)       First Amendment, dated March 14, 1995, to By-Laws of Registrant

 4(f)       Form of Specimen Certificate for Prime Portfolio - Resource Class

 4(g)       Form of Specimen Certificate for Liquid Assets Portfolio - Private
            Investment Class

 4(h)       Form of Specimen Certificate for Liquid Assets Portfolio - Cash
            Management Class

 5(b)       Master Investment Advisory Agreement between Registrant and A I M
            Advisors, Inc. dated October 18, 1993

 6(b)       Master Distribution Agreement between Registrant and Fund Management
            Company dated October 18, 1993

 6(c)       Amendment No. 1, dated September 19, 1995, to Master Distribution
            Agreement dated October 18, 1993

 6(d)       Form of Amendment No. 2 to Master Distribution Agreement dated
            October 18, 1993

 9(b)       Transfer Agency and Service Agreement between A I M Institutional
            Fund Services, Inc. and Registrant dated September 16, 1994

 9(c)       Amendment No. 1, dated July 1, 1995, to Transfer Agency and Service
            Agreement between A I M Institutional Fund Services, Inc. and
            Registrant dated September 16, 1994

 9(e)       Master Administrative Services Agreement between Registrant and
            A I M Advisors, Inc. dated October 18, 1993

 9(f)       Amendment No. 1, dated November 2, 1995, to Master Administrative
            Services Agreement between Registrant and A I M Advisors, Inc. dated
            October 18, 1993

 9(g) Form of Amendment No. 2 to Master Administrative Services Agreement between Registrant and A I M Advisors, Inc. dated October 18, 1993

11(a)       Consent of Ballard Spahr Andrews & Ingersoll

11(b)       Consent of KPMG Peat Marwick LLP


15(a) Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for Registrant's Prime Portfolio - Personal Investment Class,
            Private Investment Class and Cash Management Class and related forms of agreements

15(b)       Amendment No. 1, dated September 19, 1995, to Master Distribution
            Plan pursuant to Rule 12b-1 under the 1940 Act for Registrant's
            Prime Portfolio - Resource Class

15(c)       Form of Amendment No. 2 to Master Distribution Plan pursuant to Rule
            12b-1 under the 1940 Act for Registrant's Liquid Assets Portfolio -
            Private Investment Class and Cash Management Class

27          Financial Data Schedules